United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/2012

Date of Reporting Period: Quarter ended 10/31/2011

Item 1. Schedule of Investments

Federated Automated Cash Management Trust

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.6%
		Finance - Automotive – 0.3%
$519,704		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/9/2012	519,704
5,472,991		AmeriCredit Automobile Receivables Trust 2011-4, Class A1, 0.339%, 10/9/2012	5,472,991
3,336,846	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	3,336,846
		TOTAL	9,329,541
		Finance - Banking – 0.9%
25,000,000	[1,2,3]	Fairway Finance Co. LLC, 0.253%, 11/10/2011	25,000,000
		Finance - Retail – 0.4%
10,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.373%, 11/18/2011	10,000,000
		TOTAL ASSET-BACKED SECURITIES	44,329,541
		Bank Note – 1.4%
		Finance - Banking – 1.4%
40,000,000		Bank of America N.A., 0.350%, 12/19/2011	40,000,000
		Certificates of Deposit – 34.7%
		Finance - Banking – 34.7%
75,000,000		BNP Paribas SA, 0.400% - 0.450%, 11/9/2011 - 11/14/2011	75,000,000
25,000,000		Bank of Montreal, 0.230%, 11/14/2011	25,000,000
25,000,000	[3]	Bank of Montreal, 0.333%, 11/10/2011	25,000,000
30,000,000	[3]	Bank of Montreal, 0.393%, 11/14/2011	30,000,000
75,000,000		Bank of Nova Scotia, Toronto, 0.200%, 11/1/2011	75,000,000
125,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 11/28/2011 - 12/7/2011	125,000,000
17,000,000		Barclays Bank PLC, 0.410% - 0.790%, 1/6/2012 - 1/27/2012	17,000,000
25,000,000	[3]	Barclays Bank PLC, 0.665%, 11/28/2011	25,000,000
8,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	8,000,000
20,000,000		Caisse des Depots et Consignations (CDC), 0.670%, 1/10/2012	20,000,386
10,000,000		Credit Agricole Corporate and Investment Bank, 0.370%, 11/14/2011	10,000,000
40,000,000	[3]	Credit Suisse, Zurich, 0.333%, 11/8/2011	40,000,000
20,000,000		Credit Suisse, Zurich, 0.380% - 0.650%, 1/12/2012 - 2/10/2012	20,000,000
70,000,000		Deutsche Bank AG, 0.400% - 0.450%, 12/28/2011 - 1/23/2012	70,000,237
135,000,000		Mizuho Corporate Bank Ltd., 0.300% - 0.420%, 11/10/2011 - 1/27/2012	135,000,000
25,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.395%, 12/2/2011	25,000,000
15,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.321%, 11/7/2011	15,000,000
20,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.340%, 11/25/2011	19,999,517
75,000,000		Rabobank Nederland NV, Utrecht, 0.580%, 4/27/2012	75,000,000
25,000,000		Societe Generale, Paris, 0.360%, 12/12/2011	25,000,000
25,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	25,000,000
20,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.333%, 11/16/2011	19,998,772
50,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	50,000,000
		TOTAL CERTIFICATES OF DEPOSIT	954,998,912
		Collateralized Loan Agreements – 13.1%
		Finance - Banking – 13.1%
75,000,000		Barclays Capital, Inc., 0.335% - 0.487%, 11/1/2011 - 11/18/2011	75,000,000
35,000,000	[3]	Citigroup Global Markets, Inc., 0.580% - 0.820%, 11/1/2011 - 12/16/2011	35,000,000
65,000,000		Credit Suisse Securities (USA) LLC, 0.355% - 0.710%, 11/21/2011 - 1/6/2012	65,000,000
20,000,000		Deutsche Bank Securities, Inc., 0.487%, 11/1/2011	20,000,000
25,000,000		J.P. Morgan Securities LLC, 0.558%, 12/20/2011	25,000,000
50,000,000	[3]	RBS Securities, Inc., 0.480%, 11/1/2011	50,000,000
1

Principal Amount			Value
$90,000,000		Wells Fargo Securities, LLC, 0.284% - 0.507%, 11/1/2011 - 1/17/2012	90,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	360,000,000
		Commercial Paper – 27.1%[4]
		Finance - Automotive – 0.7%
20,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/3/2012	19,987,750
		Finance - Banking – 17.9%
120,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.300% - 0.501%, 11/1/2011 - 1/4/2012	119,978,334
25,000,000		Citigroup Funding, Inc., 0.300%, 11/9/2011	24,998,333
26,000,000		Credit Agricole Corporate and Investment Bank, 0.381%, 11/7/2011	25,998,353
20,000,000		Credit Agricole North America, Inc., 0.371%, 11/9/2011	19,998,356
80,000,000	[1,2]	Grampian Funding LLC, 0.270%, 11/7/2011	79,996,400
140,000,000		ING (U.S.) Funding LLC, 0.340% - 0.380%, 12/6/2011 - 1/3/2012	139,929,722
11,792,000		Los Angeles County, CA Metropolitan Transportation Authority, (Bank of America N.A. LOC), 0.217%, 11/2/2011	11,792,000
25,000,000	[1,2]	Northern Pines Funding LLC, 0.401%, 1/30/2012	24,975,000
45,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.500%, 11/3/2011	44,998,750
		TOTAL	492,665,248
		Finance - Commercial – 4.0%
50,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.551%, 11/22/2011	49,983,958
60,000,000	[1,2]	Starbird Funding Corp., 0.320% - 0.750%, 11/1/2011 - 11/18/2011	59,985,834
		TOTAL	109,969,792
		Finance - Retail – 4.5%
75,000,000	[1,2]	Barton Capital LLC, 0.650% - 0.700%, 11/7/2011 - 11/10/2011	74,988,958
20,000,000	[1,2]	Salisbury Receivables Company LLC, 0.350%, 11/14/2011	19,997,472
30,000,000	[1,2]	Sheffield Receivables Corp., 0.310%, 11/16/2011	29,996,125
		TOTAL	124,982,555
		TOTAL COMMERCIAL PAPER	747,605,345
		Corporate Bonds – 4.0%
		Finance - Banking – 1.5%
40,000,000	[3]	JPMorgan Chase Bank, N.A., 0.285%, 11/21/2011	40,000,000
475,000	[3]	Wells Fargo & Co., 0.506%, 1/24/2012	474,878
		TOTAL	40,474,878
		Finance - Commercial – 2.5%
5,314,000		General Electric Capital Corp., 0.597%, 3/3/2012	5,380,987
1,150,000		General Electric Capital Corp., 3.500%, 8/13/2012	1,174,435
500,000		General Electric Capital Corp., 4.250%, 6/15/2012	511,086
24,580,000		General Electric Capital Corp., 5.000%, 11/15/2011	24,621,984
5,000,000		General Electric Capital Corp., 5.250%, 10/19/2012	5,207,705
18,565,000		General Electric Capital Corp., 5.875%, 2/15/2012	18,850,514
12,811,000		General Electric Capital Corp., 6.000%, 6/15/2012	13,242,463
		TOTAL	68,989,174
		TOTAL CORPORATE BONDS	109,464,052
		Loan Participation – 1.5%
		Chemicals – 1.5%
40,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 11/28/2011	40,000,000
		Notes — Variable – 10.2%[3]
		Finance - Banking – 9.0%
30,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.331%, 11/7/2011	30,000,000
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.332%, 11/9/2011	25,000,000
3,870,000		BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	3,870,000
3,795,000		CNOS Building LLC, (U.S. Bank, N.A. LOC), 0.800%, 11/2/2011	3,795,000
2

Principal Amount			Value
$8,235,000		California Statewide Communities Development Authority, (Series 2005-B), (Union Bank, N.A. LOC), 0.570%, 11/3/2011	8,235,000
924,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/3/2011	924,000
4,055,000		Cunat Capital Corp., Jackson Grove, LLC (Series 2008), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	4,055,000
4,905,000		Cunat Capital Corp., The Pointe at Cedar Rapids (Series 2007), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	4,905,000
4,185,000		Grand Chute, WI, (U.S. Bank, N.A. LOC), 0.550%, 11/2/2011	4,185,000
50,000,000		JPMorgan Chase Bank, N.A., 0.286%, 11/28/2011	50,000,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.210%, 11/3/2011	25,000,000
5,340,000		New Hampshire Business Finance Authority, Seacast Health 1998B, (Bank of America N.A. LOC), 0.220%, 11/3/2011	5,340,000
15,000,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.200%, 11/3/2011	15,000,000
2,785,000		Overland Park Professional Center LLC, (Series 2004), (U.S. Bank, N.A. LOC), 0.330%, 11/3/2011	2,785,000
25,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.342%, 11/17/2011	25,000,000
18,935,000		Vermont State Student Assistance Corp., (Series 2008C-1), (Lloyds TSB Bank PLC, London LOC), 0.140%, 11/3/2011	18,935,000
21,715,000		Washington State Housing Finance Commission, (Series A), (Wells Fargo Bank, N.A. LOC), 0.130%, 11/3/2011	21,715,000
		TOTAL	248,744,000
		Finance - Commercial – 0.0%
900,000		General Electric Capital Corp., 0.409%, 11/28/2011	898,905
		Government Agency – 1.2%
10,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 11/3/2011	10,000,000
2,520,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.500%, 11/3/2011	2,520,000
7,400,000		LP-RE I,LLC, (Series 2011), (FHLB of Dallas LOC), 0.280%, 11/3/2011	7,400,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 0.240%, 11/3/2011	7,450,000
4,560,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 0.346%, 11/3/2011	4,560,000
		TOTAL	31,930,000
		TOTAL NOTES — VARIABLE	281,572,905
		Time Deposit – 2.0%
		Finance - Banking – 2.0%
55,000,000		Toronto Dominion Bank, 0.080%, 11/1/2011	55,000,000
		Repurchase Agreement – 4.5%
124,032,000		Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/01/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	124,032,000
		TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	2,757,002,755
		OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(2,286,072)
		TOTAL NET ASSETS — 100%	$2,754,716,683
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $578,238,927, which represented 21.0% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $578,238,927, which represented 21.0% of total net assets.
3	Current rate and next reset date shown for Variable Rate Instruments.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

3

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

EDFA	— Economic Development Finance Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
LOC	— Letter of Credit
SA	— Support Agreement
4

Federated Automated Government Money Trust

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 74.7%
$100,000,000		Interest in $350,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Bank of Montreal will repurchase securities provided as collateral for $350,000,875 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $357,001,014.	100,000,000
72,000,000	[1]	Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 8/10/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,750,306,250 on 11/8/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $1,785,288,179.	72,000,000
141,340,000		Interest in $4,500,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,500,011,250 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,590,011,489.	141,340,000
100,000,000		Interest in $450,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $450,001,000 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $459,000,838.	100,000,000
100,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which Merrill Lynch, Pierce, Fenner, and Smith, Inc. will repurchase securities provided as collateral for $500,001,111 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,001,221.	100,000,000
100,000,000		Interest in $5,912,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $5,912,014,780 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $6,030,245,084.	100,000,000
100,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,002,500 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,017,652,531.	100,000,000
		TOTAL REPURCHASE AGREEMENTS	713,340,000
		U.S. Treasury – 25.5%
9,000,000		United States Treasury Note, 0.375%, 8/31/2012	9,017,470
20,500,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	20,549,451
9,500,000		United States Treasury Notes, 0.750% - 4.750%, 5/31/2012	9,605,186
69,000,000		United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	69,589,494
11,500,000		United States Treasury Notes, 0.875%, 1/31/2012	11,516,723
27,500,000		United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	27,739,398
34,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	34,067,731
23,500,000		United States Treasury Notes, 1.000%, 3/31/2012	23,585,832
21,500,000		United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	21,645,049
5,000,000		United States Treasury Note, 1.375%, 3/15/2012	5,024,165
11,300,000		United States Treasury Notes, 1.750%, 11/15/2011	11,306,434
		TOTAL U.S. TREASURY	243,646,933
		TOTAL INVESTMENTS-100.2% (AT AMORTIZED COST)[2]	956,986,933
		OTHER ASSETS AND LIABILITIES - NET — (0.2)%[3]	(1,997,409)
		TOTAL NET ASSETS-100%	$954,989,524
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

1

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Capital Reserves Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		ASSET-BACKED SECURITIES – 2.2%
		Finance - Automotive – 1.0%
$22,922,608		AmeriCredit Automobile Receivables Trust 2011-3, Class A1, 0.277%, 7/9/2012	22,922,608
25,000,000		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	25,000,000
16,773,914		Santander Drive Auto Receivables Trust 2011-1, Class A1, 0.312%, 5/15/2012	16,773,979
50,892,621		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	50,892,621
154,813	[1,2]	SMART Series 2011-1 US Trust, Class A1, 0.432%, 3/14/2012	154,813
4,251,572	[1,2]	SMART Series 2011-2 US Trust, Class A1, 0.365%, 7/14/2012	4,251,572
		TOTAL	119,995,593
		Finance - Equipment – 0.5%
13,659,706		CNH Equipment Trust 2011-A, Class A1, 0.336%, 5/15/2012	13,659,707
23,500,000		GE Equipment Midticket LLC, Series 2011-1, Class A1, 0.429%, 10/22/2012	23,500,000
12,491,268		GE Equipment Transportation LLC, Series 2011-1, Class A1, 0.294%, 7/20/2012	12,491,268
4,997,097	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	4,997,097
		TOTAL	54,648,072
		Finance - Retail – 0.7%
78,000,000	[1,2]	Holmes Master Issuer PLC 2011-3, Class A1, 0.373%, 7/15/2012	78,000,000
		TOTAL ASSET-BACKED SECURITIES	252,643,665
		BANK NOTES – 2.2%
		Banking – 2.2%
250,000,000		Bank of America N.A., 0.310% - 0.350%, 11/30/2011 - 12/19/2011	250,000,000
		TOTAL BANK NOTES	250,000,000
		CERTIFICATES OF DEPOSIT – 35.2%
		Banking – 35.2%
45,000,000		Bank of Montreal, 0.230%, 11/14/2011	45,000,000
150,000,000		Bank of Nova Scotia, Toronto, 0.200%, 11/2/2011 - 11/4/2011	150,000,000
575,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 11/28/2011 - 12/27/2011	575,000,000
162,000,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	162,000,000
25,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	25,000,000
425,000,000		BNP Paribas SA, 0.400% - 0.450%, 11/9/2011 - 11/14/2011	425,000,000
50,000,000		Caisse des Depots et Consignations (CDC), 0.670%, 1/10/2012	50,000,966
250,000,000		Credit Agricole Corporate and Investment Bank, 0.450% - 0.550%, 11/10/2011 - 11/18/2011	250,000,000
200,000,000		Credit Suisse, Zurich, 0.400% - 0.420%, 1/11/2012 - 1/25/2012	200,000,000
245,000,000		Deutsche Bank AG, 0.400% - 0.450%, 12/28/2011 - 1/23/2012	245,001,977
552,000,000		Mizuho Corporate Bank Ltd., 0.300% - 0.420%, 11/1/2011 - 1/25/2012	552,000,000
450,000,000		Rabobank Nederland NV, Utrecht, 0.330% - 0.580%, 12/15/2011 - 4/27/2012	450,000,000
90,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	90,000,000
315,000,000		Societe Generale, Paris, 0.360% - 0.550%, 11/7/2011 - 12/12/2011	315,000,000
250,000,000		Svenska Handelsbanken, Stockholm, 0.220% - 0.580%, 11/2/2011 - 4/20/2012	250,000,014
100,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	100,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	100,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,984,002,957
		COLLATERALIZED LOAN AGREEMENTS – 9.7%
		Banking – 9.7%
300,000,000		Barclays Capital, Inc., 0.487%, 11/18/2011	300,000,000
250,000,000		Citigroup Global Markets, Inc., 0.537% - 0.831%, 11/1/2011 - 12/16/2011	250,000,000
350,000,000		Credit Suisse Securities (USA) LLC, 0.335% - 0.710%, 11/1/2011 - 1/6/2012	350,000,000
50,000,000		Deutsche Bank Securities, Inc., 0.487%, 11/1/2011	50,000,000
1

Principal Amount			Value
$150,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.436% - 0.669%, 11/1/2011 - 1/23/2012	150,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,100,000,000
		COMMERCIAL PAPER – 22.6%[3]
		Aerospace/Auto – 0.7%
1,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.350%, 11/14/2011	999,874
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.582%, 5/7/2012	49,848,556
32,500,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.350% - 0.370%, 11/4/2011 - 11/17/2011	32,496,268
		TOTAL	83,344,698
		Banking – 14.1%
375,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.300% - 0.501%, 11/1/2011 - 1/4/2012	374,860,833
150,000,000		Citigroup Funding, Inc., 0.400%, 12/7/2011	149,940,000
215,000,000		Credit Agricole North America, Inc., 0.370% - 0.500%, 11/4/2011	214,992,396
120,000,000	[1,2]	Grampian Funding LLC, 0.270%, 11/7/2011	119,994,600
536,000,000		ING (U.S.) Funding LLC, 0.330% - 0.400%, 12/1/2011 - 1/10/2012	535,694,583
125,000,000	[1,2]	Northern Pines Funding LLC, 0.341% - 0.401%, 11/1/2011 - 1/30/2012	124,925,000
75,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.500%, 11/3/2011	74,997,917
		TOTAL	1,595,405,329
		Chemicals – 0.2%
25,000,000	[1,2]	Potash Corp. of Saskatchewan, Inc., 0.340%, 11/25/2011 - 12/1/2011	24,994,050
		Electric Power – 0.1%
5,000,000		Virginia Electric & Power Co., 0.360%, 11/10/2011	4,999,550
		Finance - Commercial – 2.5%
86,500,000		FCAR Owner Trust, A1+/P1 Series, 0.351%, 12/15/2011 - 1/3/2012	86,454,407
191,000,000	[1,2]	Versailles Commercial Paper LLC, 0.650% - 0.700%, 11/7/2011 - 11/18/2011	190,948,653
		TOTAL	277,403,060
		Finance - Retail – 2.7%
65,000,000	[1,2]	Barton Capital LLC, 0.650%, 11/10/2011 - 11/16/2011	64,987,812
175,000,000	[1,2]	Salisbury Receivables Company LLC, 0.250% - 0.360%, 11/1/2011 - 1/11/2012	174,963,669
60,000,000	[1,2]	Sheffield Receivables Corp., 0.310%, 11/8/2011 - 11/16/2011	59,994,317
		TOTAL	299,945,798
		Food & Beverage – 0.5%
56,500,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.420% - 0.450%, 11/28/2011 - 12/12/2011	56,480,034
		Insurance – 0.4%
50,000,000	[1,2]	Starbird Funding Corp., 0.750%, 11/18/2011	49,982,292
		Machinery, Equipment, Auto – 0.5%
57,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.360% - 0.390%, 11/3/2011 - 12/8/2011	56,990,612
		Media – 0.5%
57,150,000	[1,2]	NBC Universal Media, LLC, 0.370% - 0.380%, 11/7/2011 - 11/17/2011	57,141,682
		Miscellaneous – 0.3%
37,000,000		Bemis Co., Inc., 0.350%, 11/29/2011	36,989,928
		Oil & Oil Finance – 0.1%
10,000,000	[1,2]	Devon Energy Corp., 0.250%, 11/14/2011	9,999,097
		Retail – 0.0%
1,000,000		Safeway Inc., 0.360%, 11/22/2011	999,790
		TOTAL COMMERCIAL PAPER	2,554,675,920
		CORPORATE BONDS – 1.6%
		Banking – 0.9%
75,000,000		JPMorgan Chase Bank, N.A., 0.285%, 11/20/2012	75,000,000
1,310,000		Rabobank Nederland NV, Utrecht, 5.000%, 1/25/2012	1,324,284
2

Principal Amount			Value
$25,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	26,076,692
		TOTAL	102,400,976
		Finance - Commercial – 0.7%
14,175,000		General Electric Capital Corp., 3.500%, 8/13/2012	14,470,905
6,090,000		General Electric Capital Corp., 4.250%, 6/15/2012	6,230,899
40,000,000		General Electric Capital Corp., 5.000%, 11/15/2011	40,070,986
17,740,000		General Electric Capital Corp., 6.000%, 6/15/2012	18,342,349
		TOTAL	79,115,139
		TOTAL CORPORATE BONDS	181,516,115
		CORPORATE NOTES – 0.1%
		Finance - Commercial – 0.1%
9,700,000		General Electric Capital Corp., 5.000%, 4/10/2012	9,887,014
		TOTAL CORPORATE NOTES	9,887,014
		GOVERNMENT AGENCY – 0.7%
		Government Agency – 0.7%
77,055,000	[1,2]	Straight A Funding , LLC, (unconditional liquidity support provided by Federal Financing Bank) 0.240%, 11/2/2011	77,054,486
		TOTAL GOVERNMENT AGENCY	77,054,486
		NOTES - VARIABLE – 20.9%[4]
		Banking – 17.3%
20,150,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.210%, 11/1/2011	20,150,000
9,400,000		Advance Packaging Corp., Series 2006, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	9,400,000
6,055,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008A), (SunTrust Bank LOC), 0.230%, 11/1/2011	6,055,000
7,220,000		American Commercial Development, LLC, Series 2008, (Fulton Bank LOC), 1.800%, 11/3/2011	7,220,000
75,000,000		Bank of Montreal, 0.333%, 11/10/2011	75,000,000
30,000,000		Bank of Montreal, 0.393%, 11/14/2011	30,000,000
50,000,000		Bank of Montreal, 0.436%, 11/30/2011	50,000,000
50,000,000		Barclays Bank PLC, 0.665%, 11/28/2011	50,000,000
5,630,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.500%, 11/2/2011	5,630,000
5,800,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	5,800,000
75,000,000		Commonwealth Bank of Australia, 0.353%, 12/7/2011	74,991,453
9,205,000		Cunat Capital Corp., Series 2011 Northfield Corp., (Fifth Third Bank, Cincinnati LOC), 0.380%, 11/3/2011	9,205,000
49,400,000		Deutsche Bank AG, 0.440%, 11/7/2011	49,400,501
50,000,000		Deutsche Bank AG, 0.548%, 1/23/2012	50,000,000
2,105,000		Flintrock Farms, Series 2006, (Fulton Bank LOC), 1.800%, 11/3/2011	2,105,000
22,645,000		Fuller Road Management Corp., Series 2007, (Key Bank, N.A. LOC), 0.450%, 11/3/2011	22,645,000
56,400,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	56,400,000
6,145,000		Green Knight Economic Development Corp., Series 2004, (Fulton Bank LOC), 1.800%, 11/3/2011	6,145,000
9,996,500		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	9,996,500
5,650,000		Houston, TX Combined Utility System, (Series 2004B-4), (JPMorgan Chase Bank, N.A. LOC), 0.120%, 11/3/2011	5,650,000
39,455,000		Illinois Finance Authority, (Series 1999 C), (Bank of America N.A. LOC), 0.200%, 11/3/2011	39,455,000
46,250,000		Illinois Finance Authority, (Series 2010A), (Bank of America N.A. LOC), 0.110%, 11/1/2011	46,250,000
43,400,000		Indiana Development Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.120%, 11/2/2011	43,400,000
19,145,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance Series 2007B-3, (Mizuho Corporate Bank Ltd. LOC), 0.240%, 11/2/2011	19,145,000
4,560,000		Katz Capital Corp., Series 1999-A, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	4,560,000
10,600,000		Lakeline Austin Development, LTD, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	10,600,000
8,725,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	8,725,000
10,465,000		Maryland State Economic Development Corp., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	10,465,000
3

Principal Amount			Value
$7,000,000		Maryland State Economic Development Corp., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	7,000,000
30,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/2/2011	30,250,000
6,990,000	[1,2]	Metrodev Newark, LLC, Series 2008, (PNC Bank, N.A. LOC), 0.250%, 11/3/2011	6,990,000
25,000,000		Michigan Finance Authority, Series 2010-B, (PNC Bank, N.A. LOC), 0.190%, 11/3/2011	25,000,000
43,175,000		Michigan Higher Education Facilities Authority, (Series 2006), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/3/2011	43,175,000
15,275,000		Mississippi Business Finance Corp., Dollar Tree Distribution, Inc. Series 1998, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	15,275,000
25,000,000		National Australia Bank Ltd., Melbourne, 0.393%, 11/14/2011	25,000,000
100,000,000		National Australia Bank Ltd., Melbourne, 0.395%, 11/2/2011	100,000,000
10,000,000	[1,2]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-447), (GTD by Deutsche Bank AG), 0.170%, 11/3/2011	10,000,000
37,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.170%, 11/2/2011	37,000,000
21,285,000		New York City Housing Development Corp., Series 2009 A2, (RBS Citizens Bank N.A. LOC), 0.240%, 11/2/2011	21,285,000
64,305,000		New York City Housing Development Corp., Series 2009-A1, (RBS Citizens Bank N.A. LOC), 0.230%, 11/2/2011	64,305,000
76,200,000		New York City Housing Development Corp., Series 2010-A1, (RBS Citizens Bank N.A. LOC), 0.230%, 11/2/2011	76,200,000
19,450,000		New York City Housing Development Corp., Series 2010-A2, (RBS Citizens Bank N.A. LOC), 0.240%, 11/2/2011	19,450,000
67,500,000	[1,2]	Nuveen Insured Tax-Free Advantage Municipal Fund, Variable Rate MuniFund Term Preferred Shares (Series 2014), (GTD by Citibank NA, New York), 0.250%, 8/1/2014	67,500,000
7,680,000		Onondaga County, NY IDA, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/2/2011	7,680,000
35,565,000		Orange County, FL IDA, (Series 2007), (SunTrust Bank LOC), 0.230%, 11/1/2011	35,565,000
3,170,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank LOC), 1.800%, 11/3/2011	3,170,000
4,845,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.230%, 11/1/2011	4,845,000
8,630,000		Pinellas County, FL Health Facility Authority, (Series 2006A), (SunTrust Bank LOC), 0.230%, 11/1/2011	8,630,000
16,600,000		Pineview Estates LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.390%, 11/3/2011	16,600,000
9,770,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	9,770,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.321%, 11/7/2011	50,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.339%, 11/4/2011	50,000,000
3,698,000		Ricker Realty & Development, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	3,698,000
9,895,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	9,895,000
10,120,000		Summit Utilities, Inc., Series 2009-B, (UMB Bank, N.A. LOC), 0.690%, 11/3/2011	10,120,000
77,950,000		Sunshine State Governmental Finance Commission, FL, (Series 2010B), (JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	77,950,000
145,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.342%, 11/17/2011	145,000,000
12,050,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/2/2011	12,050,000
4,165,000		United Fuels, LLC, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	4,165,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.343%, 11/17/2011	100,000,000
100,000,000		Westpac Banking Corp. Ltd., Sydney, 0.493%, 11/16/2011	99,993,857
3,250,000	[1,2]	Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.290%, 11/3/2011	3,250,000
23,250,000		York County, PA IDA, KDO Properties L. P. Project, Series 2010, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.596%, 11/3/2011	23,250,000
		TOTAL	1,952,455,311
		Finance - Commercial – 0.5%
28,200,000		General Electric Capital Corp., 0.457%, 12/12/2011	28,186,089
6,090,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.280%, 11/3/2011	6,090,000
15,670,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.250%, 11/3/2011	15,670,000
4,365,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.250%, 11/3/2011	4,365,000
		TOTAL	54,311,089
		Government Agency – 0.8%
800,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.450%, 11/3/2011	800,000
90,000,000		Utah Telecommunication Open Infrastructure Agency, Series 2008, (Federal Home Loan Bank of Cincinnati LOC), 0.200%, 11/3/2011	90,000,000
		TOTAL	90,800,000
4

Principal Amount		Value
	Insurance – 0.8%
$50,025,000	Broward County, FL School District, COPs (Series 2004D), (Insured by Assured Guaranty Municipal Corp.), 0.140%, 11/3/2011	50,025,000
39,775,000	Illinois Health Facilities Authority, (Series 2003A), (Insured by Assured Guaranty Municipal Corp.), 0.250%, 11/3/2011	39,775,000
	TOTAL	89,800,000
	Municipals – 1.4%
78,780,000	Alaska State Housing Finance Corp., (Series 2009B), 0.050%, 11/3/2011	78,780,000
41,885,000	Franklin County, OH Hospital Facility Authority, (Series 2008E), 0.110%, 11/3/2011	41,885,000
29,600,000	Illinois Development Finance Authority IDB, (Series 1994), 0.140%, 11/2/2011	29,600,000
10,500,000	Louisiana Public Facilities Authority, (Series 2010), 0.090%, 11/2/2011	10,500,000
	TOTAL	160,765,000
	University – 0.1%
16,000,000	University of California, Series 2011 Y-2, 0.319%, 11/1/2011	16,000,000
	TOTAL NOTES — VARIABLE	2,364,131,400
	REPURCHASE AGREEMENT – 4.2%
476,817,000	Interest in $696,000,000 joint repurchase agreement 0.130%, dated 10/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $696,002,513 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $709,922,564.	476,817,000
	TOTAL REPURCHASE AGREEMENT	476,817,000
	U.S. TREASURY – 0.7%
75,000,000	United States Treasury Bill, 0.750%, 11/30/2011	75,026,514
	TOTAL U.S. TREASURY	75,026,514
	TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[5]	11,325,755,071
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[6]	(9,519,885)
	TOTAL NET ASSETS — 100%	$11,316,235,186
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $1,826,886,761, which represented 16.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $1,826,886,761, which represented 16.1% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest-bearing securities.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

5

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

COPs	— Certificates of Participation
GTD	— Guaranteed
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
SPEARs	— Short Puttable Exempt Adjustable Receipts

6

Federated Government Reserves Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 43.3%
$149,500,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.218% - 0.244%, 11/21/2011	149,489,953
440,000,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.127% - 0.298%, 11/3/2011 - 1/30/2012	439,922,646
1,724,441,667		Federal Home Loan Bank System Notes, 0.100% - 1.375%, 11/16/2011 - 11/20/2012	1,724,670,842
95,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.095% - 0.140%, 1/17/2012 - 2/23/2012	94,971,490
553,770,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.179% - 0.230%, 11/1/2011 - 11/29/2011	553,592,062
247,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.189% - 0.191%, 11/1/2011 - 11/7/2011	246,846,513
172,000,000		Federal Home Loan Mortgage Corp. Notes, 1.125% - 4.750%, 12/15/2011 - 3/14/2012	173,460,739
385,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.199% - 0.310%, 11/1/2011 - 11/17/2011	384,794,386
254,952,000		Federal National Mortgage Association Notes, 0.875% - 6.125%, 11/15/2011 - 3/30/2012	257,064,743
1,192,966,000	[2,3,4]	Straight A Funding , LLC (unconditional liquidity support from Federal Financing Bank) Discount Notes, 0.190%, 11/1/2011-1/20/2012	1,192,822,899
		TOTAL GOVERNMENT AGENCIES	5,217,636,273
		U.S. TREASURY – 1.5%
15,000,000		United States Treasury Note, 1.750%, 11/15/2011	15,008,572
34,000,000		United States Treasury Note, 4.625%, 2/29/2012	34,492,736
128,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	128,323,479
		TOTAL U.S. TREASURY	177,824,787
		REPURCHASE AGREEMENTS – 56.0%
500,000,000	[5]	Repurchase agreement 0.080%, dated 10/19/2011 under which Barclay's Capital, Inc. will repurchase securities provided as collateral for $500,033,333 on 11/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2041 and the market value of those underlying securities was $510,014,782.	500,000,000
177,000,000	[5]	Repurchase agreement 0.080%, dated 10/27/2011 under which Barclay's Capital, Inc. will repurchase securities provided as collateral for $177,002,753 on 11/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/2/2026 and the market value of those underlying securities was $180,542,965.	177,000,000
1,000,000,000		Repurchase agreement 0.090%, dated 10/31/2011 under which Barclay's Capital, Inc. will repurchase securities provided as collateral for $1,000,002,500 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/15/2040 and the market value of those underlying securities was $1,020,002,595.	1,000,000,000
1,000,000,000		Repurchase agreement 0.120%, dated 10/31/2011 under which Barclay's Capital, Inc. will repurchase securities provided as collateral for $1,000,003,333 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2041 and the market value of those underlying securities was $1,020,003,401.	1,000,000,000
216,000,000		Interest in $696,000,000 joint repurchase agreement 0.130%, dated 10/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $696,002,513 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $709,922,564.	216,000,000
150,000,000	[5]	Repurchase agreement 0.150%, dated 10/20/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $150,018,125 on 11/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/25/2041 and the market value of those underlying securities was $154,507,726.	150,000,000
3,000,000,000		Repurchase agreement 0.120%, dated 10/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $3,000,010,000 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2041 and the market value of those underlying securities was $3,068,469,722.	3,000,000,000
707,000,000	[5]	Repurchase agreement 0.100%, dated 10/28/2011 under which Goldman Sachs and Co. will repurchase securities provided as collateral for $707,013,747 on 11/4/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/16/2039 and the market value of those underlying securities was $728,218,092.	707,000,000
		TOTAL REPURCHASE AGREEMENTS	6,750,000,000
		TOTAL INVESTMENTS — 100.8% (AT AMORTIZED COST)[6]	12,145,461,060
		OTHER ASSETS AND LIABILITIES - NET — (0.8)%[7]	(96,585,769)
		TOTAL NET ASSETS — 100%	$12,048,875,291

1

1	Floating rate note with current rate and next reset date shown.
2	Discount rate at the time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $1,192,822,899, which represented 9.9% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $1,192,822,899, which represented 9.9% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Master Trust

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 2.5%
		Finance - Automotive – 0.6%
$667,369	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	667,369
		Finance - Retail – 1.9%
2,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.373%, 11/18/2011	2,000,000
		TOTAL ASSET-BACKED SECURITIES	2,667,369
		Bank Note – 2.8%
		Finance — Banking – 2.8%
3,000,000		Bank of America N.A., 0.350%, 12/19/2011	3,000,000
		Certificates of Deposit – 42.6%
		Finance - Banking – 42.6%
2,000,000		BNP Paribas SA, 0.450%, 11/14/2011	2,000,000
2,500,000	[3]	Bank of Montreal, 0.393%, 11/14/2011	2,500,000
4,000,000		Bank of Nova Scotia, Toronto, 0.200%, 11/1/2011	4,000,000
5,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 12/2/2011	5,000,000
3,300,000		Barclays Bank PLC, 0.390% — 0.790%, 11/1/2011 — 1/27/2012	3,300,000
2,000,000		Credit Agricole Corporate and Investment Bank, 0.370%, 11/14/2011	2,000,000
5,000,000		Credit Suisse, Zurich, 0.650%, 1/12/2012	5,000,000
3,000,000		Deutsche Bank AG, 0.400%, 12/28/2011	3,000,048
5,000,000		Mizuho Corporate Bank Ltd., 0.400% — 0.420%, 1/20/2012 — 1/27/2012	5,000,000
2,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.393%, 11/14/2011	2,000,000
3,000,000		Rabobank Nederland NV, Utrecht, 0.580%, 4/27/2012	3,000,000
1,000,000	[3]	Royal Bank of Canada, Montreal, 0.413%, 11/14/2011	1,000,000
2,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	2,000,000
2,000,000		Societe Generale, Paris, 0.550%, 11/18/2011	2,000,000
1,000,000		Svenska Handelsbanken, Stockholm, 0.220%, 11/2/2011	1,000,000
2,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	2,000,000
		TOTAL CERTIFICATES OF DEPOSIT	44,800,048
		Collateralized Loan Agreements – 14.6%
		Finance - Banking – 14.6%
1,900,000		BNP Paribas Securities Corp., 0.634%, 11/23/2011	1,900,000
2,000,000		Barclays Capital, Inc., 0.487%, 11/30/2011	2,000,000
4,500,000		Citigroup Global Markets, Inc., 0.487% — 0.588%, 11/1/2011	4,500,000
2,000,000		Deutsche Bank Securities, Inc., 0.487%, 11/1/2011	2,000,000
2,000,000		RBC Capital Markets, LLC, 0.152%, 11/1/2011	2,000,000
3,000,000	[3]	RBS Securities, Inc., 0.480%, 11/1/2011	3,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	15,400,000
		Commercial Paper – 13.3%[4]
		Aerospace/Auto – 0.9%
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.582%, 5/7/2012	996,971
		Finance - Automotive – 1.0%
1,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/4/2012	999,378
		Finance - Banking – 3.8%
4,000,000		ING (U.S.) Funding LLC, 0.350%, 12/21/2011	3,998,055
		Finance - Commercial – 3.8%
4,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.650%, 11/10/2011	3,999,350
1

Principal Amount			Value
		Finance - Retail – 3.8%
$4,000,000	[1,2]	Barton Capital LLC, 0.700%, 11/15/2011	3,998,911
		TOTAL COMMERCIAL PAPER	13,992,665
		Corporate Bonds – 8.0%
		Finance - Banking – 2.9%
3,000,000	[3]	JPMorgan Chase Bank, N.A., 0.285%, 11/21/2011	3,000,000
		Finance - Commercial – 5.1%
1,000,000		General Electric Capital Corp., 0.597%, 3/3/2012	1,012,606
700,000		General Electric Capital Corp., 4.250%, 6/15/2012	716,175
1,000,000		General Electric Capital Corp., 4.375%, 11/21/2011	1,002,085
820,000		General Electric Capital Corp., 5.250%, 10/19/2012	854,093
1,750,000		General Electric Capital Corp., 5.875%, 2/15/2012	1,777,649
		TOTAL	5,362,608
		TOTAL CORPORATE BONDS	8,362,608
		Notes - Variable – 6.5%[3]
		Finance - Banking – 1.8%
1,600,000		JPMorgan Chase Bank, N.A., 0.286%, 11/28/2011	1,600,000
265,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.450%, 11/3/2011	265,000
		TOTAL	1,865,000
		Government Agency – 4.7%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 11/3/2011	2,000,000
3,000,000		Jaxon Arbor, LLC, (Series 2002-A), (FHLB of Indianapolis LOC), 0.270%, 11/3/2011	3,000,000
		TOTAL	5,000,000
		TOTAL NOTES - VARIABLE	6,865,000
		U.S. TREASURY – 1.0%
		U.S. Treasury Note – 1.0%
1,000,000		United States Treasury, 0.750%, 11/30/2011	1,000,354
		Repurchase Agreement – 8.6%
9,049,000		Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	9,049,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	105,137,044
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	88,990
		TOTAL NET ASSETS — 100%	$105,226,034
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $10,665,630, which represented 10.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $10,665,630, which represented 10.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
LOC	— Letter of Credit

3

Federated Municipal Trust

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 94.0%[1,2]
		Alabama – 0.8%
$2,540,000		Alabama State IDA, (Series 1994) Weekly VRDNs (Homeland Vinyl Products, Inc.)/(Compass Bank, Birmingham LOC), 0.850%, 11/3/2011	2,540,000
1,000,000		Birmingham, AL, GO Refunding Warrants (Series 2006-A), 4.00% Bonds, 4/1/2012	1,012,993
		TOTAL	3,552,993
		Arizona – 1.1%
5,000,000	[3,4]	Arizona School Facilities Board, Floater Certificates (Series 2008-3199X) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank LIQ), 0.220%, 11/3/2011	5,000,000
		California – 8.0%
2,400,000		Alameda County, CA IDA, (Series 1998A: Spectrum Label Corp. Project) Weekly VRDNs (Revocable Inter Vivos Trust of Alan M. Leeson)/(Bank of the West, San Francisco, CA LOC), 0.530%, 11/3/2011	2,400,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.490%, 11/3/2011	3,000,000
10,235,000		California Statewide Communities Development Authority MFH, (Series 2007 G) Weekly VRDNs (Westgate Pasadena Apartments LP)/(Bank of America N.A. LOC), 0.220%, 11/3/2011	10,235,000
7,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs (Citibank N.A. GTD, New York), 0.26%, 11/3/2011	7,000,000
13,000,000	[3,4]	Nuveen California Quality Income Municipal Fund, Inc., (Series 1) Weekly VRDPs (Citibank N.A. GTD New York), 0.26%, 11/3/2011	13,000,000
		TOTAL	35,635,000
		Colorado – 0.5%
2,110,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.350%, 11/3/2011	2,110,000
		Connecticut – 2.3%
3,500,000		East Granby, CT, 1.50% BANs, 4/11/2012	3,513,546
6,800,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.400%, 11/3/2011	6,800,000
		TOTAL	10,313,546
		Delaware – 1.2%
5,300,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.390%, 11/2/2011	5,300,000
		Florida – 3.2%
4,010,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/3/2011	4,010,000
10,000,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	10,000,000
		TOTAL	14,010,000
		Georgia – 1.2%
5,375,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.240%, 11/3/2011	5,375,000
		Illinois – 4.3%
3,420,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 1999) Weekly VRDNs (Jania Family LLC)/(Bank of America N.A. LOC), 0.400%, 11/3/2011	3,420,000
3,630,000		Chicago, IL, (Series 2001) Weekly VRDNs (John Hofmeister & Son)/(BMO Harris Bank, N.A. LOC), 0.290%, 11/3/2011	3,630,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.400%, 11/3/2011	3,400,000
4,485,000		Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (CHS Acquisition Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 11/3/2011	4,485,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 11/2/2011	3,000,000
800,000		Will-Kankakee, IL Regional Development Authority, (Series 1999) Weekly VRDNs (T. H. Davidson & Co., Inc.)/(Bank of America N.A. LOC), 0.510%, 11/3/2011	800,000
		TOTAL	18,735,000
1

Principal Amount			Value
		Indiana – 3.1%
$8,600,000		Spencer County, IN PCA, PCR Revenue Bonds Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.340%, 11/3/2011	8,600,000
5,405,000		St. Joseph County, IN EDRB, (Series 2004) Weekly VRDNs (Logan Community Resources, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	5,405,000
		TOTAL	14,005,000
		Kansas – 0.3%
1,455,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) Series 2009-11 Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	1,455,000
		Kentucky – 1.6%
2,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 11/2/2011	2,000,000
1,375,000		Leitchfield, KY IDA, (Series 1999) Weekly VRDNs (Styline Industries, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 11/3/2011	1,375,000
3,520,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.450%, 11/3/2011	3,520,000
		TOTAL	6,895,000
		Louisiana – 1.1%
4,735,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.500%, 11/2/2011	4,735,000
		Maine – 1.7%
7,420,000		Old Town, ME, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.500%, 11/2/2011	7,420,000
		Maryland – 0.7%
3,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 11/3/2011	3,000,000
		Michigan – 2.9%
7,175,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	7,175,000
5,850,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/3/2011	5,850,000
		TOTAL	13,025,000
		Mississippi – 1.8%
100,000		Mississippi Home Corp., MFH Revenue Refunding Bonds (Series 1991D-1) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.500%, 11/3/2011	100,000
7,800,000		Mississippi Regional Housing Authority No. II, (Series 2000), 1.50% TOBs (Laurel Park Apartments)/(Federal Home Loan Bank of Dallas LOC), Mandatory Tender 12/1/2011	7,800,000
		TOTAL	7,900,000
		Multi State – 6.4%
3,500,000	[3,4]	Blackrock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares), 0.280%, 08/04/2011	3,500,000
5,256,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 11/3/2011	5,256,000
2,753,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 11/3/2011	2,753,000
6,640,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.290%, 11/3/2011	6,640,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs (Barclays Bank PLC GTD), 0.29%, 11/3/2011	10,000,000
		TOTAL	28,149,000
		Nebraska – 0.6%
2,845,000	[3,4]	Nebraska Investment Finance Authority, PUTTERs (Series 1352) Weekly VRDNs (JPMorgan Chase & Co. LIQ), 0.200%, 11/3/2011	2,845,000
		Nevada – 0.6%
2,715,000		Director of the State of Nevada Department of Business and Industry, IDRB (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.550%, 11/3/2011	2,715,000
		New Jersey – 10.5%
1,475,000		Belmar, NJ, 2.00% BANs, 4/27/2012	1,478,532
5,648,469		Cranford Township, NJ, 1.50% BANs, 2/3/2012	5,657,834
7,699,500		East Greenwich Township, NJ, (Series 2011A), 1.75% BANs, 4/14/2012	7,725,256
3,555,000		Lacey Township, NJ, 1.75% BANs, 7/20/2012	3,570,071
6,234,762		Lodi, NJ, 1.75% BANs, 1/13/2012	6,240,914
3,000,000		Montclair Township, NJ, 1.50% BANs, 12/15/2011	3,001,788
2

Principal Amount			Value
$1,000,000		Sea Girt, NJ, 2.00% BANs, 5/17/2012	1,002,929
3,504,327		Secaucus, NJ, 1.50% BANs, 6/15/2012	3,518,750
7,898,517		Stone Harbor, NJ, 1.25% BANs, 11/10/2011	7,899,678
4,442,920		Wall Township, NJ, 2.00% BANs, 6/13/2012	4,457,709
2,500,000		Wildwood Crest, NJ, 1.50% BANs, 10/17/2012	2,514,238
		TOTAL	47,067,699
		New York – 9.4%
760,000		Cattaraugus County, NY IDA, (Series 1999A) Weekly VRDNs (Gernatt Asphalt Products, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.290%, 11/3/2011	760,000
1,565,000		Erie County, NY IDA, IDRB (Series 1994) Weekly VRDNs (Servotronics, Inc.)/(Bank of America N.A. LOC), 0.420%, 11/3/2011	1,565,000
1,700,000		Madison County, NY IDA, (Series A) Weekly VRDNs (Owl Wire and Cable)/(Key Bank, N.A. LOC), 0.410%, 11/2/2011	1,700,000
5,969,188		Marathon, NY CSD, 1.25% BANs, 7/26/2012	5,987,471
705,000		Monroe County, NY IDA, (Series 2000) Weekly VRDNs (Eldre Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.640%, 11/3/2011	705,000
4,570,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 11/3/2011	4,570,000
1,295,000		New York City, NY IDA, IDRB (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.290%, 11/3/2011	1,295,000
20,000,000		New York State Mortgage Agency, (Series 122) Weekly VRDNs (Bank of America N.A. LIQ), 0.250%, 11/2/2011	20,000,000
5,000,000		Northern Adirondack, NY CSD, 1.50% BANs, 8/5/2012	5,024,838
		TOTAL	41,607,309
		Ohio – 5.4%
2,500,000		Ashtabula County, OH, 1.15% BANs, 5/24/2012	2,504,858
2,825,000		Brunswick, OH, 1.30% BANs, 11/16/2011	2,825,518
4,500,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.240%, 11/1/2011	4,500,000
1,273,000		Marietta, OH, 2.00% BANs, 5/17/2012	1,278,442
10,550,000		Ohio HFA, (Series J) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.190%, 11/2/2011	10,550,000
2,716,000		University Heights, OH, 1.25% BANs, 5/2/2012	2,722,727
		TOTAL	24,381,545
		Oklahoma – 2.2%
9,948,366	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	9,948,366
		Pennsylvania – 2.6%
1,780,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.310%, 11/3/2011	1,780,000
9,540,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.210%, 11/2/2011	9,540,000
		TOTAL	11,320,000
		Rhode Island – 3.0%
4,250,000		Rhode Island State Health and Educational Building Corp., (Series 2003) Weekly VRDNs (St. John Baptist De La Salle Institute)/(RBS Citizens Bank N.A. LOC), 0.450%, 11/2/2011	4,250,000
4,830,000		Rhode Island State Health and Educational Building Corp., (Series 2006) Weekly VRDNs (Child and Family Services of Newport County)/(RBS Citizens Bank N.A. LOC), 0.500%, 11/2/2011	4,830,000
3,905,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(RBS Citizens Bank N.A. LOC), 0.500%, 11/2/2011	3,905,000
		TOTAL	12,985,000
		Tennessee – 5.2%
3,900,000		Coffee County, TN Industrial Board, (Series 2008) Weekly VRDNs (Fischer Land Development, LLC)/(Fifth Third Bank, Cincinnati LOC), 0.360%, 11/4/2011	3,900,000
6,910,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	6,910,000
1,715,000		Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.390%, 11/2/2011	1,715,000
10,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.250%, 11/2/2011	10,000,000
		TOTAL	22,525,000
3

Principal Amount			Value
		Virginia – 0.5%
$2,000,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.25% CP (Virginia Electric & Power Co.), Mandatory Tender 11/10/2011	2,000,000
		Washington – 5.3%
11,200,000	[3,4]	Port of Seattle, WA, Floater Certificates (Series 2008-3004) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.240%, 11/3/2011	11,200,000
12,200,000		Washington State Housing Finance Commission: MFH, (Series 2005A: Park Vista) Weekly VRDNs (MWSH Port Orchard LLC)/(Federal Home Loan Bank of San Francisco LOC), 0.210%, 11/3/2011	12,200,000
		TOTAL	23,400,000
		West Virginia – 1.5%
6,700,000		West Virginia EDA, (Series 2011) Weekly VRDNs (Collins Hardwood Company, LLC)/(CoBank, ACB LOC), 0.290%, 11/3/2011	6,700,000
		TOTAL	6,700,000
		Wisconsin – 5.0%
7,710,000		Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 1.220%, 11/3/2011	7,710,000
6,070,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.750%, 11/3/2011	6,070,000
8,500,000		Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.180%, 11/2/2011	8,500,000
		TOTAL	22,280,000
		TOTAL INVESTMENTS — 94.0% (AT AMORTIZED COST)[5]	416,390,458
		OTHER ASSETS AND LIABILITIES - NET — 6.0%[6]	26,725,702
		TOTAL NET ASSETS — 100%	$443,116,160

Securities that are subject to the federal alternative minimum tax (AMT) represent 57.3% of the Fund's portfolio as calculated based upon total market value.

1	Current rate and next reset date shown on Variable Rate Demand Notes.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.8%	2.2%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $91,597,366, which represented 20.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $91,597,366, which represented 20.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. Each Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDRB	— Economic Development Revenue Bond
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PUTTERs	— Puttable Tax-Exempt Receipts
ROCs	— Reset Option Certificates
TOBs	— Tender Option Bonds
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds

5

Federated Government Obligations Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 32.6%
$85,000,000	[1]	Federal Farm Credit System Discount Notes, 0.010% - 0.100%, 11/3/2011 - 2/24/2012	84,984,078
462,750,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.218% - 0.244%, 11-19-2011 - 11/21/2011	462,718,950
49,000,000		Federal Farm Credit System Notes, 0.950%, 2/10/2012	49,097,439
1,168,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.127% - 0.298%, 11/3/2011 - 1/30/2012	1,167,758,065
5,323,308,333		Federal Home Loan Bank System Notes, 0.100% - 4.750%, 11/16/2011 - 11/26/2012	5,323,589,458
75,000,000		Federal Home Loan Bank System Notes, 0.290%, 12/1/2011	75,009,000
186,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.095% - 0.140%, 1/17/2012 - 2/23/2012	185,944,155
2,169,250,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.179% - 0.230%, 11/1/2011 - 11/29/2011	2,168,316,022
271,601,000		Federal Home Loan Mortgage Corp. Notes, 1.125% - 5.750%, 12/15/2011 - 3/23/2012	274,434,110
966,800,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.199% - 0.310%, 11/1/2011 - 11/17/2011	966,292,015
559,023,000		Federal National Mortgage Association Notes, 0.875% - 6.125%, 11/23/2011 - 4/4/2012	562,960,106
542,738,100	[2]	Housing and Urban Development Floating Rate Notes, 0.526%, 11/1/2011	542,738,100
		TOTAL GOVERNMENT AGENCIES	11,863,841,498
		U.S. Treasury – 1.3%
271,000,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	271,823,276
84,500,000		United States Treasury Notes, 1.750%, 11/15/2011	84,548,291
100,000,000		United States Treasury Notes, 4.625%, 2/29/2012	101,449,224
		TOTAL U.S. TREASURY	457,820,791
		Repurchase Agreements – 66.5%
530,849,000		Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	530,849,000
550,000,000		Repurchase agreement 0.13%, dated 10/31/2011 under which Bank of Montreal will repurchase securities provided as collateral for $550,001,986 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2041 and the market value of those underlying securities was $561,082,948.	550,000,000
1,000,000,000		Repurchase agreement 0.10%, dated 10/25/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,001,944 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2041 and the market value of those underlying securities was $1,020,019,834.	1,000,000,000
1,169,000,000	[3]	Interest in $1,500,000,000 joint repurchase agreement 0.11%, dated 10/26/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,151,250 on 11/28/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2041 and the market value of those underlying securities was $1,530,867,924.	1,169,000,000
537,000,000		Interest in $780,000,000 joint repurchase agreement 0.08%, dated 10/27/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $780,012,133 on 11/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2020 and the market value of those underlying securities was $795,608,998.	537,000,000
250,000,000		Repurchase agreement 0.12%, dated 10/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,000,833 on 11/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 7/15/2021 and the market value of the underlying security was $255,000,934.	250,000,000
72,000,000		Interest in $562,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $562,002,029 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $573,242,070.	72,000,000
1,174,000,000	[3]	Interest in $1,797,000,000 joint repurchase agreement 0.15%, dated 10/20/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,797,217,138 on 11/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2045 and the market value of those underlying securities was $1,840,614,775.	1,174,000,000
290,000,000		Interest in $500,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,001,806 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2041 and the market value of those underlying securities was $510,001,842.	290,000,000
1

Principal Amount			Value
$500,000,000		Repurchase agreement 0.07%, dated 10/27/2011 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,006,806 on 11/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/15/2060 and the market value of those underlying securities was $510,005,143.	500,000,000
500,000,000		Repurchase agreement 0.09%, dated 10/27/2011 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,008,750 on 11/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/15/2041 and the market value of those underlying securities was $514,348,474.	500,000,000
2,330,040,000		Interest in $4,500,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,500,011,250 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,590,011,489.	2,330,040,000
1,000,000,000		Repurchase agreement 0.08%, dated 10/31/2011 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,000,002,222 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2040 and the market value of those underlying securities was $1,020,004,485.	1,000,000,000
500,000,000		Repurchase agreement 0.10%, dated 10/31/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $500,001,389 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 6/12/2017 and the market value of those underlying securities was $510,001,397.	500,000,000
683,000,000	[3]	Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/05/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,080,000 on 11/7/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $1,025,331,258.	683,000,000
1,304,000,000	[3]	Interest in $1,900,000,000 joint repurchase agreement 0.10%, dated 10/12/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,900,475,000 on 1/10/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/15/2052 and the market value of those underlying securities was $1,946,001,823.	1,304,000,000
1,000,000,000		Repurchase agreement 0.09%, dated 10/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,002,500 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $1,020,002,559.	1,000,000,000
1,000,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $2,000,006,667 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2041 and the market value of those underlying securities was $2,060,006,867.	1,000,000,000
2,146,000,000		Interest in $3,121,000,000 joint repurchase agreement 0.10%, dated 10/28/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $3,121,060,686 on 11/4/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2041 and the market value of those underlying securities was $3,214,665,719.	2,146,000,000
100,000,000		Repurchase agreement 0.11%, dated 10/31/2011 under which Goldman Sachs & Co. will repurchase a security provided as collateral for $100,000,306 on 11/1/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 12/16/2039 and the market value of that underlying security was $103,000,315.	100,000,000
500,000,000		Interest in $650,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $650,001,444 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $663,001,655.	500,000,000
250,000,000		Repurchase agreement 0.14%, dated 10/31/2011 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $250,000,972 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/20/2040 and the market value of those underlying securities was $257,501,424.	250,000,000
245,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 9/8/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,120,000 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $514,851,644.	245,000,000
334,026,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 8/24/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,160,556 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2047 and the market value of those underlying securities was $514,439,961.	334,026,000
500,000,000		Repurchase agreement 0.13%, dated 10/31/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,001,806 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/15/2041 and the market value of those underlying securities was $514,586,782.	500,000,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which J.P. Morgan Securities Inc. will repurchase securities provided as collateral for $1,000,003,611 on 11/1/2011. The securities provided as collateral at the end of the period was a U.S. Treasury security and U.S. Government Agency securities with various maturities to 10/16/2049 and the market value of those underlying securities was $1,021,866,276.	500,000,000
1,500,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which Natixis Financial Products, Inc. will repurchase securities provided as collateral for $2,000,007,222 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities and U.S. Government Agency securities with various maturities to 9/1/2041 and the market value of those underlying securities was $2,044,198,339.	1,500,000,000
2

Principal Amount		Value
$305,000,000	Interest in $555,000,000 joint repurchase agreement 0.11%, dated 10/31/2011 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $555,001,696 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2041 and the market value of those underlying securities was $570,131,381.	305,000,000
1,012,000,000	Interest in $5,912,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $5,912,014,780 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $6,030,245,084.	1,012,000,000
1,890,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,006,667 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,045,529,356.	1,890,000,000
500,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which Well Fargo Securities LLC will repurchase securities provided as collateral for $1,000,003,611 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/20/2041 and the market value of those underlying securities was $1,026,875,114.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	24,171,915,000
	TOTAL INVESTMENTS — 100.4% (AT AMORTIZED COST)[4]	36,493,577,289
	OTHER ASSETS AND LIABILITIES - NET — (0.4)%[5]	(143,321,704)
	TOTAL NET ASSETS — 100%	$36,350,255,585
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

3

Federated Government Obligations Tax-Managed Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 60.1%
$356,000,000	[1]	Federal Farm Credit System Discount Notes, 0.010% - 0.130%, 11/9/2011 - 2/21/2012	355,948,794
1,298,785,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.135% - 0.295%, 11/6/2011 - 11/28/2011	1,298,813,189
20,015,000		Federal Farm Credit System Note, 2.000%, 1/17/2012	20,096,501
1,047,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.025% - 0.060%, 11/9/2011 - 1/20/2012	1,046,930,677
225,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.162% - 0.298%, 11/3/2011 - 1/30/2012	224,984,485
1,331,750,000		Federal Home Loan Bank System Notes, 0.100% - 1.125%, 11/9/2011 - 3/15/2012	1,331,858,097
		TOTAL GOVERNMENT AGENCIES	4,278,631,743
		U.S. TREASURY – 40.9%
235,000,000	[1]	United States Treasury Bill, 0.050%, 11/10/2011	234,997,062
145,000,000		United States Treasury Note, 0.875%, 2/29/2012	145,396,937
840,580,000		United States Treasury Note, 1.000%, 12/31/2011	841,911,925
410,000,000		United States Treasury Note, 1.125%, 1/15/2012	410,906,806
77,000,000		United States Treasury Note, 1.125%, 12/15/2011	77,102,135
240,000,000		United States Treasury Note, 1.375%, 2/15/2012	240,913,744
230,000,000		United States Treasury Note, 1.750%, 11/15/2011	230,152,223
393,000,000		United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	393,425,816
333,000,000		United States Treasury Notes, 0.875% - 4.750%, 1/31/2012	335,539,719
		TOTAL U.S. TREASURY	2,910,346,367
		TOTAL INVESTMENTS — 101.0% (AT AMORTIZED COST)[3]	7,188,978,110
		OTHER ASSETS AND LIABILITIES - NET — (1.0)%[4]	(70,486,789)
		TOTAL NET ASSETS — 100%	$7,118,491,321
1	Discount rate at the time of purchase.
2	Floating rate note with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

1

Federated Liberty U.S. Government Money Market Trust

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES – 40.4%
$2,750,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.218% - 0.244%, 11/19/2011 - 11/21/2011	2,749,797
6,250,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.127% - 0.278%, 11/3/2011 - 1/30/2012	6,248,808
22,433,333		Federal Home Loan Bank System Notes, 0.100% - 0.400%, 11/16/2011 - 11/13/2012	22,433,037
1,500,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.095% - 0.140%, 1/17/2012 - 2/23/2012	1,499,550
8,240,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.179% - 0.230%, 11/1/2011 - 11/16/2011	8,237,075
4,000,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.189% - 0.191%, 11/3/2011 - 11/6/2011	3,997,510
1,500,000		Federal Home Loan Mortgage Corp. Notes, 2.125% - 4.750%, 3/5/2012 - 3/23/2012	1,519,323
4,500,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.199% - 0.233%, 11/3/2011 - 11/17/2011	4,497,499
3,500,000		Federal National Mortgage Association Notes, 0.875% - 6.125%, 11/23/2011 - 3/30/2012	3,536,226
17,663,000	[2,3,4]	Straight A Funding, LLC (Unconditonal Liquidity Support from Federal Financing Bank) Discount Notes, 0.190%, 11/4/2011 - 1/17/2012	17,661,966
		TOTAL GOVERNMENT AGENCIES	72,380,791
		U.S. Treasury – 1.1%
1,500,000		United States Treasury Notes, 1.000% - 4.625%, 12/31/2011	1,504,786
500,000		United States Treasury Notes, 1.750%, 11/15/2011	500,286
		TOTAL U.S. TREASURY	2,005,072
		Repurchase Agreements – 59.0%
34,014,000		Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	34,014,000
4,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.11%, dated 10/26/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,000,100,833 on 11/28/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/20/2041 and the market value of those underlying securities was $1,020,853,870.	4,000,000
3,000,000		Interest in $780,000,000 joint repurchase agreement 0.08%, dated 10/27/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $780,012,133 on 11/3/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2020 and the market value of those underlying securities was $795,608,998	3,000,000
7,000,000	[5]	Interest in $1,797,000,000 joint repurchase agreement 0.15%, dated 10/20/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,797,217,138 on 11/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/25/2045 and the market value of those underlying securities was $1,840,614,775.	7,000,000
10,000,000		Interest in $562,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $562,002,029 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/1/2048 and the market value of those underlying securities was $573,242,070.	10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $500,001,806 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/1/2041 and the market value of those underlying securities was $510,001,842	10,000,000
3,000,000	[5]	Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/05/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,080,000 on 11/7/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/16/2050 and the market value of those underlying securities was $1,025,331,258.	3,000,000
7,000,000	[5]	Interest in $1,900,000,000 joint repurchase agreement 0.10%, dated 10/12/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,900,475,000 on 1/10/2012. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/15/2052 and the market value of those underlying securities was $1,946,001,823.	7,000,000
11,000,000	[5]	Interest in $3,121,000,000 joint repurchase agreement 0.10%, dated 10/28/2011 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $3,121,060,686 on 11/4/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/25/2041 and the market value of those underlying securities was $3,214,665,719.	11,000,000
1

Principal Amount			Value
$1,871,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 8/24/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,160,556 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 2/25/2047 and the market value of those underlying securities was $514,439,961.	1,871,000
5,000,000	[5]	Interest in $500,000,000 joint repurchase agreement 0.16%, dated 9/8/2011 under which ING Financial Markets LLC will repurchase securities provided as collateral for $500,120,000 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/25/2048 and the market value of those underlying securities was $514,851,644.	5,000,000
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,006,667 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,045,529,356.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	105,885,000
		TOTAL INVESTMENTS — 100.5% (AT AMORTIZED COST)[6]	180,270,863
		OTHER ASSETS AND LIABILITIES - NET — (0.5)%[7]	(920,519)
		TOTAL NET ASSETS — 100%	$179,350,344
1	Floating rate notes with current rate and next reset date shown.
2	Discount rate at time of purchase.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $17,661,966, which represented 9.8% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $17,661,966, which represented 9.8% of total net assets.
5	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Federated Money Market Management

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 7.1%
		Finance - Automotive – 2.8%
$667,369	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	667,369
		Finance - Retail – 4.3%
1,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.373%, 11/18/2011	1,000,000
		TOTAL ASSET-BACKED SECURITIES	1,667,369
		Certificates of Deposit – 32.3%
		Finance - Banking – 32.3%
700,000		BNP Paribas SA, 0.400%, 11/9/2011	700,000
500,000	[3]	Bank of Montreal, 0.393%, 11/14/2011	500,000
1,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 12/12/2011	1,000,000
800,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	800,000
500,000		Credit Agricole Corporate and Investment Bank, 0.370%, 11/14/2011	500,000
1,000,000		Credit Suisse, Zurich, 0.400%, 1/11/2012	1,000,000
1,000,000		Mizuho Corporate Bank Ltd., 0.300%, 11/1/2011	1,000,000
300,000	[3]	Rabobank Nederland NV, Utrecht, 0.321%, 11/7/2011	300,000
800,000		Societe Generale, Paris, 0.360%, 12/12/2011	800,000
1,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	1,000,000
		TOTAL CERTIFICATES OF DEPOSIT	7,600,000
		Collateralized Loan Agreements – 6.8%
		Finance - Banking – 6.8%
300,000		Barclays Capital, Inc., 0.335%, 11/1/2011	300,000
200,000		Citigroup Global Markets, Inc., 0.588%, 11/1/2011	200,000
100,000		Deutsche Bank Securities, Inc., 0.487%, 11/1/2011	100,000
1,000,000		J.P. Morgan Securities LLC, 0.558%, 12/20/2011	1,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	1,600,000
		Commercial Paper – 27.2%[4]
		Finance - Automotive – 2.1%
500,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/3/2012	499,694
		Finance - Banking – 15.3%
1,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.501%, 1/4/2012	999,111
1,000,000	[1,2]	Grampian Funding LLC, 0.270%, 11/7/2011	999,955
1,100,000		ING (U.S.) Funding LLC, 0.380%, 1/3/2012	1,099,268
500,000	[1,2]	Northern Pines Funding LLC, 0.501%, 1/25/2012	499,410
		TOTAL	3,597,744
		Finance - Commercial – 6.0%
900,000	[1,2]	Atlantic Asset Securitization LLC, 0.650%, 11/10/2011	899,854
500,000	[1,2]	Starbird Funding Corp., 0.750%, 11/18/2011	499,823
		TOTAL	1,399,677
		Finance - Retail – 3.8%
900,000	[1,2]	Barton Capital LLC, 0.700%, 11/7/2011	899,895
		TOTAL COMMERCIAL PAPER	6,397,010
		Corporate Bonds – 3.6%
		Finance - Commercial – 3.6%
100,000		General Electric Capital Corp., 4.375%, 11/21/2011	100,206
267,000		General Electric Capital Corp., 5.250%, 10/19/2012	278,100
458,000		General Electric Capital Corp., 5.875%, 2/15/2012	464,912
		TOTAL CORPORATE BONDS	843,218
1

Principal Amount			Value
		Notes — Variable – 10.6%[3]
		Finance - Banking – 10.6%
$500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.331%, 11/7/2011	500,000
1,000,000		New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.180%, 11/3/2011	1,000,000
1,000,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.240%, 11/3/2011	1,000,000
		TOTAL NOTES — VARIABLE	2,500,000
		Repurchase Agreement – 12.1%
2,858,000		Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	2,858,000
		TOTAL INVESTMENTS — 99.7% (AT AMORTZED COST)[5]	23,465,597
		OTHER ASSETS AND LIABILITIES - NET — 0.3%[6]	62,892
		TOTAL NET ASSETS — 100%	$23,528,489
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $6,965,417, which represented 29.6% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $6,965,417, which represented 29.6% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronym is are used throughout this portfolio:

LOC	— Letter of Credit

2

Federated Municipal Obligations Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.8%[1,2]
		Alabama – 3.7%
$7,325,000		Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	7,325,000
6,000,000		Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	6,000,000
8,440,000		Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	8,440,000
10,000,000		Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.240%, 11/3/2011	10,000,000
4,400,000		Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.300%, 11/3/2011	4,400,000
50,000,000		Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.190%, 11/1/2011	50,000,000
15,000,000		Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.200%, 11/3/2011	15,000,000
5,900,000		Decatur, AL IDB, (Series 2003-A) Weekly VRDNs (Nucor Steel Decatur LLC)/(GTD by Nucor Corp.), 0.190%, 11/2/2011	5,900,000
3,725,000		East Central, AL Solid Waste Disposal Authority, (Series 2003: Three Corners) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/3/2011	3,725,000
16,545,000		Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.210%, 11/3/2011	16,545,000
9,000,000		Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.210%, 11/3/2011	9,000,000
1,665,000		Montgomery, AL IDB, (Series 2001) Weekly VRDNs (Hager Hinge)/(U.S. Bank, N.A. LOC), 0.210%, 11/3/2011	1,665,000
6,000,000		Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/3/2011	6,000,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.210%, 11/3/2011	4,350,000
9,800,000		Tuscaloosa County, AL IDA, (1995 Series A) Weekly VRDNs (Nucor Steel Tuscaloosa, Inc.)/(GTD by Nucor Corp.), 0.190%, 11/2/2011	9,800,000
27,000,000		Tuscaloosa County, AL Port Authority, (Series 2006: Midtown Village) Weekly VRDNs (Carlyle-Cypress Tuscaloosa I LLC)/(Compass Bank, Birmingham LOC), 0.780%, 11/3/2011	27,000,000
		TOTAL	185,150,000
		Arizona – 0.1%
1,960,000		Pima County, AZ IDA, (Series 2002B) Weekly VRDNs (Eastside Place Apartments)/(FNMA LOC), 0.190%, 11/3/2011	1,960,000
4,000,000		Show Low, AZ IDA, (Series 2006) Weekly VRDNs (Snowflake White Mountain Power LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/3/2011	4,000,000
		TOTAL	5,960,000
		Arkansas – 0.4%
14,500,000		Arkansas State Development Finance Authority Solid Waste, (Series 2003) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.240%, 11/3/2011	14,500,000
7,100,000		Siloam Springs, AR, IDRB (Series 1994) Weekly VRDNs (La-Z Boy Chair Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/3/2011	7,100,000
		TOTAL	21,600,000
		California – 10.6%
3,500,000		Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(Union Bank, N.A. LOC), 0.210%, 11/3/2011	3,500,000
2,880,000		Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.240%, 11/3/2011	2,880,000
45,000,000		Big Bear Lake, CA, (Series 1993A) Weekly VRDNs (Southwest Gas Corp.)/(KBC Bank N.V. LOC), 1.250%, 11/2/2011	45,000,000
29,000,000	[3,4]	BlackRock MuniYield California Quality Fund, Inc., (1,665 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.260%, 11/3/2011	29,000,000
18,900,000		California Health Facilities Financing Authority, (Series1998B) Daily VRDNs (Adventist Health System/West)/(Bank of America N.A. LOC), 0.200%, 11/1/2011	18,900,000
205,000		California PCFA, (Series 1997A) Weekly VRDNs (West Valley MRF LLC)/(Union Bank, N.A. LOC), 0.210%, 11/2/2011	205,000
2,605,000		California PCFA, (Series 2000A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.210%, 11/2/2011	2,605,000
1,550,000		California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.180%, 11/3/2011	1,550,000
6,815,000		California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 11/3/2011	6,815,000
1

Principal Amount			Value
$5,000,000		California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.180%, 11/3/2011	5,000,000
3,500,000		California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.180%, 11/3/2011	3,500,000
2,940,000		California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.180%, 11/3/2011	2,940,000
480,000		California PCFA, (Series 2002A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.210%, 11/2/2011	480,000
8,000,000		California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.180%, 11/3/2011	8,000,000
2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.170%, 11/3/2011	2,000,000
2,350,000		California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/3/2011	2,350,000
2,000,000		California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/3/2011	2,000,000
2,120,000		California PCFA, (Series 2005A) Weekly VRDNs (Sunset Waste Paper, Inc.)/(Comerica Bank LOC), 0.210%, 11/2/2011	2,120,000
3,920,000		California PCFA, (Series 2006A) Weekly VRDNs (CR&R, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.530%, 11/2/2011	3,920,000
8,640,000		California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Bank of America N.A. LOC), 0.220%, 11/2/2011	8,640,000
2,545,000		California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(Union Bank, N.A. LOC), 0.210%, 11/2/2011	2,545,000
2,805,000		California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.210%, 11/2/2011	2,805,000
61,500,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	62,139,184
30,000,000		California State, 2.00% Bonds, 9/1/2012	30,397,814
3,000,000		California Statewide CDA IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.500%, 11/3/2011	3,000,000
4,035,000		California Statewide CDA IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.300%, 11/3/2011	4,035,000
8,000,000		California Statewide CDA IDRB, (Series B) Weekly VRDNs (American Biodiesel Fuels Corp.)/(Wells Fargo Bank, N.A. LOC), 0.260%, 11/2/2011	8,000,000
10,410,000		California Statewide CDA MFH, (Series 2002V: Cienega Garden Apartments) Weekly VRDNs (Cienega Preservation LP)/(FHLB of San Francisco LOC), 0.190%, 11/3/2011	10,410,000
16,000,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.130%, 11/3/2011	16,000,000
36,856,000	[3,4]	California Statewide CDA, P-FLOATs (Series MT-387) Weekly VRDNs (FHLMC LIQ)/(FHLMC LOC), 0.340%, 11/3/2011	36,856,000
1,675,000		Concord, CA MFH, (Series 2001A) Weekly VRDNs (Maplewood & Golden Glen Apartments)/(Citibank NA, New York LOC), 0.190%, 11/3/2011	1,675,000
15,425,000		Irvine, CA Assessment District No. 04-20, (Series B) Daily VRDNs (KBC Bank N.V. LOC), 0.350%, 11/1/2011	15,425,000
37,595,000	[3,4]	Los Angeles County, CA Housing Authority, SPEARs (Series DBE-1008) Weekly VRDNs (River Park Senior Apartments)/(Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.290%, 11/3/2011	37,595,000
9,030,000	[3,4]	Los Angeles County, CA, P-FLOATs (Series PT-3700) Weekly VRDNs (Windward Preservation Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.380%, 11/3/2011	9,030,000
5,060,000		Los Angeles, CA MFH Revenue Bonds, (Series 2003A) Weekly VRDNs (Asbury Apartments L.P.)/(Citibank NA, New York LOC), 0.190%, 11/1/2011	5,060,000
8,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	8,085,546
11,000,000	[3,4]	Nuveen California Investment Quality Municipal Fund, Inc., (956 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.260%, 11/3/2011	11,000,000
15,000,000	[3,4]	Nuveen California Performance Plus Municipal Fund, Inc., (810 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.260%, 11/3/2011	15,000,000
60,695,000	[3,4]	Oakland, CA Redevelopment Agency, P-FLOATs (Series MT-176) Weekly VRDNs (Uptown Housing Partners LP)/(FHLMC LIQ)/(FHLMC LOC), 0.340%, 11/3/2011	60,695,000
11,115,000	[3,4]	San Jose, CA MFH Revenue Bonds, P-FLOATs (Series MT-654) Weekly VRDNs (North White Road Associates)/(GTD by FHLMC)/(FHLMC LIQ), 0.340%, 11/3/2011	11,115,000
22,580,000	[3,4]	School Facilities Financing Authority, CA, Stage Trust (Series 2008-33C), 0.23% TOBs (Grant, CA Joint Union High School District)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo & Co. LOC), Optional Tender 1/26/2012	22,580,000
		TOTAL	524,853,544
		Colorado – 0.6%
1,020,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLLP)/(U.S. Bank, N.A. LOC), 0.240%, 11/3/2011	1,020,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.230%, 11/3/2011	2,300,000
3,690,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.190%, 11/3/2011	3,690,000
2

Principal Amount			Value
$215,000		Colorado Springs, CO Utility System, (Series 1998) Weekly VRDNs (Catalono Family LLP)/(JPMorgan Chase Bank, N.A. LOC), 0.590%, 11/3/2011	215,000
5,000,000		Denver, CO City & County Airport Authority, (Series E), 5.00% Bonds, 11/15/2011	5,008,228
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.170%, 11/3/2011	15,000,000
		TOTAL	27,233,228
		Connecticut – 1.6%
20,000,000		Bridgeport, CT, 2.00% TANs, 2/10/2012	20,089,553
9,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs, Mandatory Tender 7/25/2012	9,000,000
600,000	[3,4]	Connecticut State HFA, P-FLOATs (Series PT-4690) Weekly VRDNs (Bank of America N.A. LIQ), 0.310%, 11/3/2011	600,000
1,500,000		Hartford, CT Redevelopment Authority Weekly VRDNs (Underwood Towers)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.400%, 11/3/2011	1,500,000
10,000,000		Hartford, CT, 2.00% BANs, 4/12/2012	10,061,035
10,000,000		Killingly, CT, 1.25% BANs, 5/2/2012	10,035,798
11,000,000		Montville, CT, 1.50% BANs, 8/31/2012	11,063,582
10,500,000		Putnam, CT, 1.50% BANs, 1/17/2012	10,513,594
5,420,000		Stafford, CT, 2.00% BANs, 8/7/2012	5,476,837
		TOTAL	78,340,399
		Delaware – 0.2%
7,000,000		Sussex County, DE IDA Weekly VRDNs (Perdue Farms)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 11/3/2011	7,000,000
5,000,000		Sussex County, DE IDA, (Series 2000) Weekly VRDNs (Perdue-AgriRecycle, LLC)/(SunTrust Bank LOC), 0.390%, 11/2/2011	5,000,000
		TOTAL	12,000,000
		District of Columbia – 1.2%
7,500,000		District of Columbia Enterprise Zone Weekly VRDNs (The House on F Street LLC)/(Bank of New York Mellon LOC), 0.180%, 11/3/2011	7,500,000
13,640,000	[3,4]	District of Columbia HFA, P-FLOATs (Series PT-4575) Weekly VRDNs (Cavalier Apartments LP)/(GTD by FHLMC)/(FHLMC LIQ), 0.340%, 11/3/2011	13,640,000
23,965,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (American Society of Hematology, Inc.)/(SunTrust Bank LOC), 0.360%, 11/2/2011	23,965,000
12,100,000		District of Columbia, (Series 2007) Weekly VRDNs (American Immigration Lawyers Association)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/3/2011	12,100,000
3,770,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.190%, 11/3/2011	3,770,000
		TOTAL	60,975,000
		Florida – 5.5%
12,110,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/3/2011	12,110,000
3,440,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	3,440,000
1,055,000		Collier County, FL Educational Facilities Authority, (Series 2004) Weekly VRDNs (International College, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	1,055,000
9,750,000		Collier County, FL Educational Facilities Authority, (Series 2007) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/3/2011	9,750,000
17,000,000		Collier County, FL Educational Facilities Authority, (Series 2008) Weekly VRDNs (Ave Maria University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/3/2011	17,000,000
5,000,000		Collier County, FL IDA, (Series 2006) Weekly VRDNs (Allete, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/3/2011	5,000,000
21,500,000		Florida HFA, (Series 2007G-1) Weekly VRDNs (Northbridge Apartments)/(Key Bank, N.A. LOC), 0.450%, 11/2/2011	21,500,000
5,770,000		Florida Housing Finance Corp., (Series 2003 O: Wellesley Apartments) Weekly VRDNs (TWC Sixty-Seven)/(Citibank NA, New York LOC), 0.200%, 11/2/2011	5,770,000
5,710,000		Florida Housing Finance Corp., (Series 2003 P: Wellesley Apartments) Weekly VRDNs (TWC Twenty-Two )/(Citibank NA, New York LOC), 0.200%, 11/2/2011	5,710,000
5,000,000		Florida Housing Finance Corp., (Series 2007 C) Weekly VRDNs (Pinewood Pointe Apartments)/(Natixis LOC), 0.420%, 11/3/2011	5,000,000
7,400,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	7,400,000
6,490,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.190%, 11/2/2011	6,490,000
3

Principal Amount			Value
$16,160,000	[3,4]	Highlands County, FL Health Facilities Authority, Stage Trust (Series 2009-84C), 0.36% TOBs (Adventist Health System/Sunbelt Obligated Group)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/15/2011	16,160,000
13,500,000	[3,4]	Miami-Dade County, FL Aviation, AUSTIN Floater Certificates (Series 2008-1145) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.370%, 11/3/2011	13,500,000
25,000,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Floater Certificates (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.240%, 11/3/2011	25,000,000
12,000,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/2/2011	12,000,000
45,000,000		Miami-Dade County, FL Transit System, (Series 2011), 0.80% BANs, 11/21/2012	45,000,000
50,205,000		Orlando & Orange County Expressway Authority, FL, (Subseries 2008B-2) Weekly VRDNs (SunTrust Bank LOC), 0.360%, 11/3/2011	50,205,000
1,700,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.190%, 11/1/2011	1,700,000
9,445,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	9,445,000
		TOTAL	273,235,000
		Georgia – 7.6%
9,200,000		Appling County, GA Development Authority, (First Series 2011) Daily VRDNs (Georgia Power Co.), 0.190%, 11/1/2011	9,200,000
10,145,000	[3,4]	Atlanta, GA Airport General Revenue, MERLOTS (Series 2004-C14) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.290%, 11/2/2011	10,145,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.190%, 11/3/2011	9,750,000
7,000,000		Bartow County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.190%, 11/1/2011	7,000,000
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.390%, 11/3/2011	5,400,000
11,000,000		Burke County, GA Development Authority, (1st Series 2008), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/1/2012	11,003,668
33,000,000		Burke County, GA Development Authority, (1st Series 2009) Daily VRDNs (Georgia Power Co.), 0.180%, 11/1/2011	33,000,000
6,000,000		Burke County, GA Development Authority, PCR (Series 1992) Daily VRDNs (Georgia Power Co.), 0.190%, 11/1/2011	6,000,000
13,750,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(FHLB of Atlanta LOC), 0.160%, 11/2/2011	13,750,000
9,300,000		Cobb County, GA Housing Authority, (Series 2004) Weekly VRDNs (Parkland Manor LP)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	9,300,000
12,905,000		Crisp County, GA Solid Waste Management Authority, (Series 1998) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.730%, 11/3/2011	12,905,000
7,500,000		Dade County, GA IDA, (Series 1997) Weekly VRDNs (Bull Moose Tube Co.)/(U.S. Bank, N.A. LOC), 0.170%, 11/3/2011	7,500,000
11,000,000		DeKalb County, GA MFH Authority, (Series 2004) Weekly VRDNs (Highlands at East Atlanta Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	11,000,000
18,000,000		DeKalb County, GA School District, 1.00% TANs, 12/29/2011	18,016,530
13,870,000		Effingham County, GA Development Authority, (Series 2003) Daily VRDNs (Georgia Power Co.), 0.210%, 11/1/2011	13,870,000
270,000		Emanuel County, GA Development Authority, (Series 2001) Weekly VRDNs (Jabo Metal Fabrication, Inc.)/(SunTrust Bank LOC), 0.440%, 11/2/2011	270,000
10,080,000		Floyd County, GA Development Authority PCRB, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.190%, 11/1/2011	10,080,000
16,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	16,000,000
18,000,000		Fulton County, GA Housing Authority, (Series 1999) Weekly VRDNs (Walton Falls Apartments)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/3/2011	18,000,000
2,500,000		Fulton County, GA Housing Authority, (Series 2008A) Weekly VRDNs (Walton Lakes LLC)/(FHLB of Atlanta LOC), 0.160%, 11/2/2011	2,500,000
35,760,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.190%, 11/2/2011	35,760,000
8,800,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.220%, 11/3/2011	8,800,000
2,450,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.200%, 11/3/2011	2,450,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.210%, 11/1/2011	3,800,000
8,000,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.190%, 11/3/2011	8,000,000
6,700,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Walton Ridenour Apts)/(FHLB of Atlanta LOC), 0.160%, 11/2/2011	6,700,000
19,600,000		Monroe County, GA Development Authority, (First Series 1997) Daily VRDNs (Georgia Power Co.), 0.210%, 11/1/2011	19,600,000
4

Principal Amount		Value
$7,750,000	Monroe County, GA Development Authority, (Second Series 2006) Daily VRDNs (Georgia Power Co.), 0.190%, 11/1/2011	7,750,000
6,000,000	Municipal Gas Authority of Georgia, (Series III — J), 2.00% Bonds, 11/16/2011	6,003,430
5,000,000	Oglethorpe Power Corp. Scherer Project, (First Series 1995), 0.80% TOBs (Georgia Power Co.), Mandatory Tender 6/21/2012	5,000,000
6,340,000	Roswell, GA Housing Authority, (Series 2005) Weekly VRDNs (Wood Creek Apartments)/(FNMA LOC), 0.170%, 11/3/2011	6,340,000
10,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.760%, 11/2/2011	10,750,000
5,600,000	Smyrna, GA Housing Authority, (Series 1994) Weekly VRDNs (Walton Grove, LP)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/3/2011	5,600,000
19,000,000	Summerville, GA Development Authority, (Series 1997) Weekly VRDNs (Image Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/3/2011	19,000,000
7,500,000	Waycross and Ware County Development Authority, (Series 2007) Weekly VRDNs (Rich Products Corp.)/(Bank of America N.A. LOC), 0.190%, 11/2/2011	7,500,000
	TOTAL	377,743,628
	Hawaii – 0.2%
10,092,000	Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(Union Bank, N.A. LOC), 0.220%, 11/1/2011	10,092,000
	Idaho – 1.1%
24,000,000	Idaho Housing And Finance Association (Class I Bonds), (Series I-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.220%, 11/2/2011	24,000,000
27,000,000	Idaho Housing And Finance Association (Class I Bonds), (Series K-1) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.220%, 11/2/2011	27,000,000
1,685,000	Minidoka County, ID IDC, (Series 1998) Weekly VRDNs (Nature's Best Produce, Inc.)/(CoBank, ACB LOC), 0.220%, 11/3/2011	1,685,000
	TOTAL	52,685,000
	Illinois – 2.0%
840,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.750%, 11/3/2011	840,000
1,280,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.290%, 11/3/2011	1,280,000
16,765,000	Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.190%, 11/3/2011	16,765,000
14,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.500%, 11/2/2011	14,000,000
7,868,000	Chicago, IL, (Series D-1), 0.32% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 2/8/2012	7,868,000
9,000,000	Chicago, IL, (Series D-1), 0.35% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 2/8/2012	9,000,000
1,345,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 11/3/2011	1,345,000
375,000	Galva, IL, (Series 1999) Weekly VRDNs (John H. Best & Sons, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2011	375,000
2,450,000	Illinois Development Finance Authority IDB Weekly VRDNs (R. A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.260%, 11/2/2011	2,450,000
800,000	Illinois Development Finance Authority IDB, (Series 1995) Weekly VRDNs (Evapco, Inc.)/(Bank of America N.A. LOC), 0.600%, 11/3/2011	800,000
4,490,000	Illinois Development Finance Authority IDB, (Series 1998) Weekly VRDNs (Lakeview Partners I LP)/(Bank of America N.A. LOC), 0.390%, 11/3/2011	4,490,000
2,880,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (3648 Morreim Drive, LLC)/(BMO Harris Bank, N.A. LOC), 0.290%, 11/3/2011	2,880,000
3,770,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.510%, 11/3/2011	3,770,000
3,695,000	Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Butterfield Creek Associates LP)/(Bank of America N.A. LOC), 0.390%, 11/3/2011	3,695,000
2,400,000	Illinois Development Finance Authority, (Series 2001) Weekly VRDNs (Mangel BG Investments LLC)/(Bank of America N.A. LOC), 1.940%, 11/2/2011	2,400,000
6,700,000	Illinois Development Finance Authority, (Series 2003) Weekly VRDNs (West Chicago Senior Apartments, LP)/(Citibank NA, New York LOC), 0.170%, 11/3/2011	6,700,000
7,260,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Hidden Glen Apartments)/(U.S. Bank, N.A. LOC), 0.170%, 11/3/2011	7,260,000
780,000	Illinois Finance Authority, (Series 2007) Weekly VRDNs (Quality Metal Finishing Co.)/(Bank of America N.A. LOC), 0.900%, 11/3/2011	780,000
5,085,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.240%, 11/3/2011	5,085,000
5

Principal Amount			Value
$1,200,000		Lake County, IL IDA, (Series 1994) Weekly VRDNs (Northpoint Assoc LLC)/(Northern Trust Co., Chicago, IL LOC), 0.190%, 11/2/2011	1,200,000
3,590,000		Peoria, IL, (Series 2000) Weekly VRDNs (Peoria Academy Inc)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/3/2011	3,590,000
2,000,000		Savanna, IL IDA, (Series A) Weekly VRDNs (Metform Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 11/2/2011	2,000,000
1,400,000		Southwestern Illinois Development Authority, (Series 2002) Weekly VRDNs (Waste Management, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 11/3/2011	1,400,000
465,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.390%, 11/3/2011	465,000
		TOTAL	100,438,000
		Indiana – 2.5%
4,210,000		Angola, IN Educational Facilities, (Series 2006) Weekly VRDNs (Tri-State University, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	4,210,000
20,000,000		Bartholomew Consolidated School Corp., IN, 2.15% TANs, 12/30/2011	20,036,811
415,000		Huntington, IN, (Series 1999) Weekly VRDNs (DK Enterprises LLC)/(Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2011	415,000
2,400,000		Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	2,400,000
12,600,000		Indiana Health Facility Financing Authority, (Series 2005C) Weekly VRDNs (Community Hospitals of Indiana, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/3/2011	12,600,000
19,000,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 1.100%, 11/2/2011	19,000,000
6,095,000		Indiana State Finance Authority (Environmental Improvement Bonds), (Series 2006A) Weekly VRDNs (IB & B LLC)/(BMO Harris Bank, N.A. LOC), 0.240%, 11/3/2011	6,095,000
7,400,000		Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(RBS Citizens Bank N.A. LOC), 0.250%, 11/3/2011	7,400,000
800,000		Indianapolis, IN, (Series 1999) Weekly VRDNs (Roth Companies Inc)/(Comerica Bank LOC), 0.290%, 11/2/2011	800,000
5,000,000		Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	5,000,000
13,465,000		Jasper, IN Hospital Authority, (Series 2008) Weekly VRDNs (Memorial Hospital & Health Care Center)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	13,465,000
6,000,000		Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(Bank of the West, San Francisco, CA LOC), 0.250%, 11/3/2011	6,000,000
10,000,000		Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.340%, 11/3/2011	10,000,000
1,000,000		Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.340%, 11/3/2011	1,000,000
10,000,000		Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.340%, 11/3/2011	10,000,000
1,665,000		St. Joseph County, IN EDRB, (Series 1998) Weekly VRDNs (South Bend Heritage Foundation, Inc.)/(Key Bank, N.A. LOC), 0.330%, 11/2/2011	1,665,000
1,300,000		St. Joseph County, IN EDRB, (Series 2002) Weekly VRDNs (Family & Children's Center Properties Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	1,300,000
900,000		Whitley County, IN, (Series 1999) Weekly VRDNs (Undersea Sensor Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2011	900,000
		TOTAL	122,286,811
		Iowa – 0.3%
4,770,000		Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.440%, 11/3/2011	4,770,000
5,300,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	5,300,000
6,000,000		Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	6,000,000
500,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.140%, 11/3/2011	500,000
		TOTAL	16,570,000
		Kansas – 0.7%
11,838,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT) (Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	11,838,000
6

Principal Amount			Value
$3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co. )/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	3,430,000
9,285,000		Kansas State Development Finance Authority, (Series 2004B) Weekly VRDNs (SH Apartments LLC)/(FHLMC LOC), 0.170%, 11/3/2011	9,285,000
9,430,000		Lenexa, KS MFH, (Series 2007) Weekly VRDNs (Heather Glen Apartments)/(U.S. Bank, N.A. LOC), 0.170%, 11/3/2011	9,430,000
		TOTAL	33,983,000
		Kentucky – 1.0%
6,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 11/2/2011	6,000,000
5,500,000		Hopkinsville, KY, (Series 2007A) Weekly VRDNs (Riken Elastomers Corp.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 11/3/2011	5,500,000
8,585,000		Kentucky Housing Corp., (2005 Series B) Weekly VRDNs (BNP Paribas SA LIQ), 0.500%, 11/2/2011	8,585,000
1,850,000		Kentucky Housing Corp., (2006 Series I) Weekly VRDNs (BNP Paribas SA LIQ), 0.500%, 11/2/2011	1,850,000
5,740,000		Maysville, KY, (Series 1996) Weekly VRDNs (Green Tokai)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.250%, 11/3/2011	5,740,000
10,000,000		Shelbyville, KY, (Series 2008A) Weekly VRDNs (NIFCO North America, Inc.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.180%, 11/3/2011	10,000,000
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Credit Agricole Corporate and Investment Bank LOC), 0.290%, 11/3/2011	10,000,000
		TOTAL	47,675,000
		Louisiana – 0.7%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/2/2011	4,900,000
7,260,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	7,260,000
4,735,000		East Baton Rouge Parish, LA IDB, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.500%, 11/2/2011	4,735,000
5,000,000		Lake Charles, LA Harbor & Terminal District, (Series 1995A) Weekly VRDNs (Polycom-Huntsman, Inc.)/(PNC Bank, N.A. LOC), 0.190%, 11/3/2011	5,000,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.190%, 11/3/2011	4,630,000
7,500,000		Port of New Orleans, LA Board of Commissioners, (Series 2002) Weekly VRDNs (New Orleans Cold Storage)/(FHLB of Dallas LOC), 0.180%, 11/2/2011	7,500,000
		TOTAL	34,025,000
		Maine – 0.2%
3,100,000		Maine Finance Authority Weekly VRDNs (William Arthur, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.340%, 11/2/2011	3,100,000
7,420,000		Old Town, ME, (Series 2004) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.500%, 11/2/2011	7,420,000
		TOTAL	10,520,000
		Maryland – 3.1%
465,000		Baltimore County, MD, (1994 Issue) Weekly VRDNs (Direct Marketing Associates, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 11/2/2011	465,000
3,220,000		Harford County, MD EDA, (Series 2001) Weekly VRDNs (Clark Finance LLC)/(Branch Banking & Trust Co. LOC), 0.220%, 11/3/2011	3,220,000
2,500,000		Howard County, MD Economic Development Revenue Board, (Series 2005) Weekly VRDNs (Eight P CPL LLC)/(Banco Santander, S.A. LOC), 0.550%, 11/3/2011	2,500,000
450,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.190%, 11/1/2011	450,000
2,430,000		Maryland Community Development Administration — MFH, (Series 1990 C) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.190%, 11/2/2011	2,430,000
7,500,000		Maryland Community Development Administration — MFH, (Series 1990B) Weekly VRDNs (Cherry Hill Apartment Ltd.)/(PNC Bank, N.A. LOC), 0.190%, 11/2/2011	7,500,000
6,200,000		Maryland Community Development Administration — MFH, (Series 2008B: Shakespeare Park Apartments) Weekly VRDNs (New Shakespeare Park LP)/(FHLMC LOC), 0.170%, 11/3/2011	6,200,000
5,575,000		Maryland Community Development Administration — MFH, (Series 2008C) Weekly VRDNs (The Residences at Ellicott Gardens)/(FHLMC LOC), 0.170%, 11/3/2011	5,575,000
49,890,000		Maryland Community Development Administration — Residential Revenue, (2008 Series D) Weekly VRDNs (KBC Bank N.V. LIQ), 0.450%, 11/3/2011	49,890,000
29,050,000		Maryland Community Development Administration — Residential Revenue, (Series 2007M) Weekly VRDNs (KBC Bank N.V. LIQ), 0.550%, 11/3/2011	29,050,000
7

Principal Amount			Value
$4,250,000	[3,4]	Maryland Community Development Administration — Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/3/2011	4,250,000
15,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008E), 0.25% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 12/1/2011	15,000,000
2,550,000		Maryland State Economic Development Corp., (Series 1998) Weekly VRDNs (Morrison Health Care, Inc.)/(Bank of America N.A. LOC), 0.470%, 11/3/2011	2,550,000
550,000		Maryland State Economic Development Corp., (Series 1999A) Weekly VRDNs (Victor Graphics, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.340%, 11/4/2011	550,000
1,630,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/4/2011	1,630,000
1,885,000		Maryland State Economic Development Corp., (Series 2008) Weekly VRDNs (Recycle 1 C & D Processing, Inc.)/(Branch Banking & Trust Co. LOC), 0.320%, 11/3/2011	1,885,000
13,185,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.430%, 11/3/2011	13,185,000
3,405,000		Maryland State IDFA, (Series 2008) Weekly VRDNs (Paul Reed Smith Guitars, LP)/(PNC Bank, N.A. LOC), 0.170%, 11/4/2011	3,405,000
959,000		Montgomery County, MD Weekly VRDNs (Information Systems and Networks Corp.)/(Bank of America N.A. LOC), 0.850%, 11/1/2011	959,000
2,000,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2011	2,000,000
		TOTAL	152,694,000
		Massachusetts – 1.6%
16,000,000		Framingham, MA, 3.00% BANs, 6/15/2012	16,270,023
22,250,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.60% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 11/17/2011	22,250,000
5,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.60% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 11/28/2011	5,000,000
32,580,000		Massachusetts Development Finance Agency, (Series U-3) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.300%, 11/3/2011	32,580,000
2,000,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/3/2011	2,000,000
1,090,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.140%, 11/2/2011	1,090,000
		TOTAL	79,190,023
		Michigan – 1.9%
9,005,000		Fremont, MI Hospital Finance Authority, (Series 2007) Weekly VRDNs (Gerber Memorial Health Services)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	9,005,000
5,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.470%, 11/3/2011	5,500,000
27,750,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 11/2/2011	27,750,000
1,765,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	1,765,000
16,000,000	[3,4]	Michigan Higher Education Facilities Authority, RBC Muni Trust (Series 2008-L29) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.200%, 11/3/2011	16,000,000
6,000,000		Michigan State Financial Authority, (Series C) Weekly VRDNs (Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2011	6,000,000
10,000,000		Michigan State Hospital Finance Authority, (Series C) Weekly VRDNs (Healthcare Equipment Loan Program )/(Fifth Third Bank, Cincinnati LOC), 0.310%, 11/2/2011	10,000,000
4,680,000		Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.240%, 11/3/2011	4,680,000
3,435,000		Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.510%, 11/3/2011	3,435,000
3,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	3,000,000
6,945,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/3/2011	6,945,000
		TOTAL	94,080,000
		Minnesota – 1.9%
600,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2011	600,000
1,600,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2011	1,600,000
8

Principal Amount			Value
$6,000,000		Eden Prairie, MN MFH, (Series 2003-A) Weekly VRDNs (Eden Prairie, MN Leased Housing Associates LLP)/(Bank of America N.A. LOC), 0.290%, 11/4/2011	6,000,000
1,000,000		Hennepin County, MN Housing and Redevelopment Authority Weekly VRDNs (Stone Arch Apartments)/(FNMA LOC), 0.220%, 11/3/2011	1,000,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.180%, 11/3/2011	1,700,000
1,400,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.470%, 11/3/2011	1,400,000
24,390,000		Ramsey County, MN Housing and Redevelopment Authority, (Series 2003 A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.290%, 11/4/2011	24,390,000
16,100,000		St. Anthony, MN, (Series 2004A) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.290%, 11/4/2011	16,100,000
5,000,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(Bank of America N.A. LOC), 0.340%, 11/4/2011	5,000,000
21,950,000		St. Paul and Ramsey County, MN Housing and Redevelopment Authority, (Series 2002A) Weekly VRDNs (St. Paul Leased Housing Associates I)/(Bank of America N.A. LOC), 0.290%, 11/4/2011	21,950,000
4,820,000		St. Paul, MN Housing & Redevelopment Authority, (Series 2006A) Weekly VRDNs (Gateway Apartments LP)/(Bank of America N.A. LOC), 0.340%, 11/4/2011	4,820,000
545,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	545,000
6,990,000		Stillwater, MN, (Series 2002A) Weekly VRDNs (Curve Crest Villa)/(Bank of America N.A. LOC), 0.340%, 11/4/2011	6,990,000
		TOTAL	92,095,000
		Mississippi – 1.3%
8,680,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	8,680,000
8,000,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Petal Gas Storage LLC)/(Deutsche Bank AG LOC), 0.160%, 11/2/2011	8,000,000
9,770,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	9,770,000
7,000,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.190%, 11/3/2011	7,000,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	6,075,000
4,030,000	[3,4]	Mississippi Home Corp., MERLOTS (Series 2001-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.190%, 11/2/2011	4,030,000
		TOTAL	62,555,000
		Missouri – 0.4%
2,000,000		Missouri Development Finance Board, Revenue Bonds (Series 2000) Weekly VRDNs (St. Louis Air Cargo Svcs.)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 11/3/2011	2,000,000
18,100,000		St. Louis County, MO IDA, (Series 2003) Weekly VRDNs (General Grant Colonial Village)/(U.S. Bank, N.A. LOC), 0.170%, 11/3/2011	18,100,000
460,000		St. Louis, MO IDA, (Series 1997) Weekly VRDNs (Cee Kay Supply)/(Commerce Bank, N.A., Kansas City LOC), 0.370%, 11/3/2011	460,000
		TOTAL	20,560,000
		Montana – 0.1%
4,080,000	[3,4]	Montana State Board of Housing, P-FLOATs (Series PA-1406) Weekly VRDNs (Merrill Lynch & Co., Inc. LIQ), 0.370%, 11/3/2011	4,080,000
		Multi-State – 13.3%
27,500,000	[3,4]	BlackRock MuniEnhanced Fund, Inc., (1,425 Series W-7 VRDP Shares) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 11/3/2011	27,500,000
25,000,000	[3,4]	BlackRock MuniHoldings Investment Quality Fund, 2746 (Series W-7) Weekly VRDPs, (GTD by Bank of America N.A.), 0.290%, 11/3/2011	25,000,000
28,000,000	[3,4]	BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 11/3/2011	28,000,000
19,308,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-12) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 11/3/2011	19,308,000
54,744,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 11/3/2011	54,744,000
9

Principal Amount			Value
$2,900,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 11/3/2011	2,900,000
13,768,583	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.290%, 11/3/2011	13,768,583
24,630,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.290%, 11/3/2011	24,630,000
74,105,000	[3,4]	FHLMC, EAGLES (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.190%, 11/3/2011	74,105,000
10,595,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.190%, 11/3/2011	10,595,000
18,352,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.190%, 11/3/2011	18,352,000
24,800,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.190%, 11/3/2011	24,800,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.270%, 11/3/2011	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 11/3/2011	30,000,000
85,300,000	[3,4]	Nuveen Insured Premium Income Municipal Fund 2, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank, AG), 0.270%, 11/3/2011	85,300,000
20,000,000	[3,4]	Nuveen Municipal Advantage Fund, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.270%, 11/3/2011	20,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.330%, 11/3/2011	25,000,000
24,000,000	[3,4]	Nuveen Premier Insured Municipal Income Fund, Inc., (1309 Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 11/3/2011	24,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1) Weekly VRDPs, (GTD by Barclays Bank PLC), 0.290%, 11/3/2011	30,000,000
5,000,000	[3,4]	Nuveen Premium Income Municipal Fund 4, Inc., (Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.270%, 11/3/2011	5,000,000
25,000,000	[3,4]	Nuveen Quality Income Municipal Fund, Inc., (3884 Series 1) Weekly VRDPs, (GTD by JPMorgan Chase Bank, N.A.), 0.270%, 11/3/2011	25,000,000
		TOTAL	659,302,583
		Nebraska – 0.4%
1,650,000		Douglas County, NE, (Series 1997) Weekly VRDNs (American Laboratories, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	1,650,000
2,000,000		Nebraska Investment Finance Authority, (Series 2005) Weekly VRDNs (Tuls Properties LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	2,000,000
10,720,000	[3,4]	Nebraska Investment Finance Authority, Floater Certificates (Series 2006A) Weekly VRDNs (Amberwood, LLC)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	10,720,000
5,700,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.190%, 11/2/2011	5,700,000
		TOTAL	20,070,000
		Nevada – 2.7%
40,000,000		Clark County, NV Airport System, (Series 2011A), 2.00% BANs, 6/19/2012	40,352,034
50,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 B-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Banco Bilbao Vizcaya Argentaria SA LIQ), 0.600%, 11/2/2011	50,000,000
15,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2011 B-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.140%, 11/2/2011	15,000,000
8,000,000		Clark County, NV, Highway Revenue (Motor Vehicle Fuel Tax) (Series 2008B), 0.65% CP (BNP Paribas SA LOC), Mandatory Tender 11/4/2011	8,000,000
100,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.170%, 11/3/2011	100,000
19,295,000	[3,4]	Truckee Meadows, NV Water Authority, Stage Trust (Series 2008-14C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	19,295,000
		TOTAL	132,747,034
		New Hampshire – 0.0%
1,195,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.640%, 11/2/2011	1,195,000
45,000	[3,4]	New Hampshire State HFA, MERLOTS (Series 2001-A82) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.640%, 11/2/2011	45,000
		TOTAL	1,240,000
		New Jersey – 1.8%
9,000,000	[3,4]	BlackRock MuniYield New Jersey Fund, Inc., (1,022 Series W-7) Weekly VRDPs, (GTD by Citibank NA, New York), 0.280%, 11/3/2011	9,000,000
9,445,250		Cherry Hill, NJ, (Series 2011), 1.50% BANs, 10/17/2012	9,541,711
10

Principal Amount			Value
$5,000,000		Freehold Township, NJ, 1.50% BANs, 12/21/2011	5,004,753
10,000,000		Medford Township, NJ, (Series 2011A), 1.50% BANs, 7/10/2012	10,042,944
6,259,225		Metuchen Borough, NJ, 1.25% BANs, 5/24/2012	6,273,111
3,263,850		Middle Township, NJ, 1.28% BANs, 12/16/2011	3,263,850
5,400,000		New Jersey EDA, (Series 1997) Weekly VRDNs (Thermal Energy I LP)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/2/2011	5,400,000
7,135,177		Oakland Borough, NJ, 1.50% BANs, 2/10/2012	7,152,188
10,000,000		Readington Township, NJ, 1.50% BANs, 2/2/2012	10,024,307
12,020,000		Sea Isle City, NJ, 1.75% BANs, 6/29/2012	12,086,667
12,000,000		Stafford Township, NJ, 1.25% BANs, 5/23/2012	12,043,192
		TOTAL	89,832,723
		New Mexico – 0.6%
265,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	265,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	3,400,000
3,200,000		Bernalillo County, NM MFH, (Series 2008) Weekly VRDNs (Las Brisas Apartments)/(U.S. Bank, N.A. LOC), 0.240%, 11/3/2011	3,200,000
1,650,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.410%, 11/2/2011	1,650,000
9,250,000		New Mexico Educational Assistance Foundation, (Senior Series 2003A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.170%, 11/2/2011	9,250,000
6,375,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.170%, 11/2/2011	6,375,000
6,405,000		New Mexico Educational Assistance Foundation, (Senior Series 2004A-2) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.170%, 11/2/2011	6,405,000
		TOTAL	30,545,000
		New York – 9.8%
16,000,000		Albany, NY, 1.25% BANs, 7/6/2012	16,091,753
10,000,000		Clyde-Savannah CSD, NY, 1.25% BANs, 7/13/2012	10,038,005
13,500,000		Cortland, NY Enlarged City School District, 1.50% BANs, 7/20/2012	13,571,903
6,824,900		Hamburg Town, NY, 1.25% BANs, 7/12/2012	6,855,971
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.190%, 11/3/2011	5,590,000
16,000,000		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	16,079,026
7,445,000	[3,4]	Lockport, NY Housing Authority, Red Stone (Series 2010C-1) Weekly VRDNs (Urban Park Towers)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.310%, 11/3/2011	7,445,000
15,000,000		MTA Dedicated Tax Fund, (Series 2008B-4) Weekly VRDNs (KBC Bank N.V. LOC), 0.500%, 11/3/2011	15,000,000
34,250,000		Metropolitan Transportation Authority, NY, (Series 2005E-1) Weekly VRDNs (MTA Transportation Revenue)/(BNP Paribas SA LOC), 0.380%, 11/3/2011	34,250,000
15,000,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,063,290
32,450,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008B) Weekly VRDNs (KBC Bank N.V. LIQ), 0.450%, 11/2/2011	32,450,000
4,670,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.400%, 11/3/2011	4,670,000
27,000,000		New York City Housing Development Corp., (Series J-1), 0.35% TOBs 7/13/2012	27,000,000
10,000,000		New York City, NY Municipal Water Finance Authority, (Second General Resolution Revenue Bonds) (Fiscal 2008 Series BB-3) Daily VRDNs (BNP Paribas SA LIQ), 0.200%, 11/1/2011	10,000,000
26,500,000		New York City, NY Municipal Water Finance Authority, (Series 2011FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.300%, 11/1/2011	26,500,000
19,105,000		New York City, NY, (Fiscal 2004 Series H-7) Daily VRDNs (KBC Bank N.V. LOC), 0.280%, 11/1/2011	19,105,000
26,000,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.300%, 11/3/2011	26,000,000
40,700,000		New York City, NY, (Fiscal 2008 Subseries D-4) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.250%, 11/3/2011	40,700,000
25,700,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.600%, 11/3/2011	25,700,000
30,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	30,342,169
21,000,000	[3,4]	Nuveen Insured New York Dividend Advantage Municipal Fund, (Series 2) Weekly VRDPs, (GTD by Deutsche Bank AG), 0.260%, 11/3/2011	21,000,000
11

Principal Amount			Value
$31,000,000	[3,4]	Nuveen New York Select Quality Municipal Fund, Inc., (Series 1) Weekly VRDPs, (GTD by Citibank NA, New York), 0.260%, 11/3/2011	31,000,000
3,425,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(RBS Citizens Bank N.A. LOC), 0.250%, 11/2/2011	3,425,000
11,775,417		Springville-Griffith Institute, NY CSD, (Series 2011A), 1.25% BANs, 6/19/2012	11,819,658
19,150,000	[3,4]	Triborough Bridge & Tunnel Authority, NY, Municipal Securities Trust Receipts (Series 2008-SGC-54) Weekly VRDNs (Societe Generale, Paris LIQ)/(Societe Generale, Paris LOC), 0.650%, 11/3/2011	19,150,000
4,080,000		Westchester County, NY IDA, Commercial Facility Revenue Bonds (Series 2000) Weekly VRDNs (Panorama Flight Service, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.180%, 11/2/2011	4,080,000
12,000,000		Whitesboro, NY CSD, 1.00% BANs, 6/15/2012	12,008,635
		TOTAL	484,935,410
		North Carolina – 1.6%
24,610,000		Durham County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Research Triangle Institute)/(SunTrust Bank LOC), 0.340%, 11/3/2011	24,610,000
4,600,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000B) Weekly VRDNs (Nucor Corp.), 0.300%, 11/2/2011	4,600,000
615,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.190%, 11/2/2011	615,000
23,340,000		North Carolina Medical Care Commission, (Series 2007) Daily VRDNs (Randolph Hospital)/(Bank of America N.A. LOC), 0.190%, 11/1/2011	23,340,000
5,045,000		North Carolina Medical Care Commission, (Series 2008B-2) Weekly VRDNs (University Health Systems of Eastern Carolina)/(Branch Banking & Trust Co. LOC), 0.130%, 11/2/2011	5,045,000
10,000,000		Pender County, NC, 0.50% BANs, 4/4/2012	10,004,186
7,000,000		Sampson County, NC Industrial Facilities and Pollution Control Financing Authority, (Series 2001) Weekly VRDNs (Sampson County Disposal, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/3/2011	7,000,000
5,765,000		Wake County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Wake County Disposal LLC)/(Bank of America N.A. LOC), 0.250%, 11/3/2011	5,765,000
		TOTAL	80,979,186
		North Dakota – 1.2%
30,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.210%, 11/2/2011	30,000,000
415,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 11/3/2011	415,000
18,835,000		North Dakota State HFA, (Series 2009 B) Weekly VRDNs (FHLB of Des Moines LIQ), 0.160%, 11/2/2011	18,835,000
12,240,000		Richland County, ND, (Series 2010A) Weekly VRDNs (Minn-Dak Farmers Cooperative)/(CoBank, ACB LOC), 0.220%, 11/3/2011	12,240,000
		TOTAL	61,490,000
		Ohio – 2.2%
5,000,000		Cleveland, OH, Subordinated Water Revenue Notes (Series 2011), 1.00% BANs, 7/26/2012	5,018,196
21,385,000		Delaware County, OH Healthcare Facilities, (Series 2007A) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	21,385,000
31,350,000		Geauga County, OH, Revenue Bonds (Series 2007A) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.240%, 11/1/2011	31,350,000
18,800,000		Geauga County, OH, Revenue Bonds (Series 2007B) Daily VRDNs (South Franklin Circle)/(Key Bank, N.A. LOC), 0.240%, 11/1/2011	18,800,000
14,535,000		Lake County, OH Port Authority, (Series 2008) Weekly VRDNs (Lake Erie College)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	14,535,000
19,655,000		Williams County, OH, (Series 2008) Weekly VRDNs (Community Hospital and Wellness Centers)/(Fifth Third Bank, Cincinnati LOC), 0.320%, 11/4/2011	19,655,000
		TOTAL	110,743,196
		Oklahoma – 0.6%
5,200,000		Blaine County, OK IDA, (Series 2000) Weekly VRDNs (Seaboard Farms)/(Bank of the West, San Francisco, CA LOC), 0.400%, 11/2/2011	5,200,000
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/3/2011	8,000,000
13,586,634	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	13,586,634
1,385,000		Oklahoma State Industrial Authority, (Series 2001) Weekly VRDNs (Casady School)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/3/2011	1,385,000
		TOTAL	28,171,634
12

Principal Amount			Value
		Oregon – 0.5%
$5,000,000	[3,4]	Oregon State EDRB, (1998 Refunding Bonds) (Series 187) Weekly VRDNs (Georgia-Pacific Corp.)/(BNP Paribas SA LOC), 0.490%, 11/3/2011	5,000,000
500,000		Oregon State EDRB, (Series 175) Weekly VRDNs (L D McFarland Co. Ltd.)/(U.S. Bank, N.A. LOC), 0.170%, 11/3/2011	500,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	10,000,000
		TOTAL	25,500,000
		Pennsylvania – 0.5%
1,600,000		Dauphin County, PA IDA, (Series 1998-A) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.200%, 11/2/2011	1,600,000
4,645,000		Dauphin County, PA IDA, EDRBs (Series 1998-B) Weekly VRDNs (Key Ingredients, Inc.)/(Citibank NA, New York LOC), 0.200%, 11/2/2011	4,645,000
5,000,000	[3,4]	Luzerne County, PA IDA, ROCs (Series 11691) Weekly VRDNs (Pennsylvania American Water Co.)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.200%, 11/3/2011	5,000,000
1,200,000		Pennsylvania EDFA, (Series 2005) Weekly VRDNs (Westrum Harleysville II LP)/(FHLB of Pittsburgh LOC), 0.170%, 11/3/2011	1,200,000
10,645,000		Pittsburgh, PA Water & Sewer Authority, (Series B-2 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/3/2011	10,645,000
		TOTAL	23,090,000
		Rhode Island – 0.3%
9,000,000		Newport, RI, 1.50% BANs, 7/6/2012	9,069,834
6,300,000		Warwick, RI Housing Authority, (Series 2001) Daily VRDNs (Trafalgar East Apartments)/(Bank of America N.A. LOC), 0.710%, 11/1/2011	6,300,000
		TOTAL	15,369,834
		South Carolina – 2.3%
10,000,000		Berkeley County, SC IDB, (Series 1996A) Weekly VRDNs (Nucor Corp.), 0.250%, 11/2/2011	10,000,000
5,600,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.190%, 11/2/2011	5,600,000
25,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.250%, 11/2/2011	25,000,000
12,000,000		South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	12,067,959
10,000,000		South Carolina Jobs-EDA, (Series 1997) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/2/2011	10,000,000
3,000,000		South Carolina Jobs-EDA, (Series 1997B) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 11/3/2011	3,000,000
6,225,000		South Carolina Jobs-EDA, (Series 1997C) Weekly VRDNs (Mohawk Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.290%, 11/3/2011	6,225,000
14,000,000		South Carolina Jobs-EDA, (Series 2005) Weekly VRDNs (Vista Hotels Partners, LLC)/(SunTrust Bank LOC), 0.390%, 11/2/2011	14,000,000
8,145,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Brashier Charter, LLC)/(SunTrust Bank LOC), 0.360%, 11/2/2011	8,145,000
7,000,000		South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(Branch Banking & Trust Co. LOC), 0.190%, 11/3/2011	7,000,000
12,400,000		South Carolina State Housing Finance & Development Authority, (Series 2006) Weekly VRDNs (Rocky Creek Apartments)/(Wells Fargo Bank, N.A. LOC), 0.180%, 11/3/2011	12,400,000
		TOTAL	113,437,959
		South Dakota – 0.3%
8,410,000		South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc. )/(JPMorgan Chase Bank, N.A. LOC), 0.270%, 11/3/2011	8,410,000
4,000,000		South Dakota Housing Development Authority, (2003 Series F) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.290%, 11/3/2011	4,000,000
		TOTAL	12,410,000
		Tennessee – 1.5%
13,435,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-C) Daily VRDNs (Loudon County, TN)/(KBC Bank N.V. LOC), 0.280%, 11/1/2011	13,435,000
5,000,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.240%, 11/2/2011	5,000,000
3,500,000		Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	3,500,000
5,645,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 11/3/2011	5,645,000
270,000		Loudon, TN IDB, (Series 2002) Weekly VRDNs (Continental Carbonic Products, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/3/2011	270,000
13

Principal Amount			Value
$7,500,000		Marion County, TN IDA, (Series 2000) Weekly VRDNs (Valmont Industries, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	7,500,000
4,480,000	[3,4]	Metropolitan Government Nashville & Davidson County, TN, Red Stone (Series 2009B) Weekly VRDNs (Hickory Forest Apartments)/(Wells Fargo Bank, N.A. LIQ)/(Wells Fargo Bank, N.A. LOC), 0.290%, 11/3/2011	4,480,000
8,500,000		Selmer/McNairy County, TN Industrial Development Board, (Series 2008) Weekly VRDNs (United Stainless, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	8,500,000
16,150,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-A-1) Daily VRDNs (Hawkins County, TN)/(KBC Bank N.V. LOC), 0.280%, 11/1/2011	16,150,000
10,415,000	[3,4]	Tennessee Housing Development Agency, Clipper Tax-Exempt Certificates Trust (Series 2009-02) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.260%, 11/3/2011	10,415,000
		TOTAL	74,895,000
		Texas – 5.2%
655,000		Austin, TX Airport System, (Series 2005-3) Weekly VRDNs (Austin, TX)/(KBC Bank N.V. LOC), 0.340%, 11/3/2011	655,000
9,950,000		Brazos Harbor, TX IDC, Revenue Bonds (Series B) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.190%, 11/2/2011	9,950,000
13,775,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2004) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.230%, 11/3/2011	13,775,000
8,200,000		Calhoun County, TX Navigation District Environmental Facilities, (Series 2006) Weekly VRDNs (Formosa Plastic Corp.)/(Bank of America N.A. LOC), 0.230%, 11/3/2011	8,200,000
3,685,000		Colorado County, TX IDC, (Series 2000 ) Weekly VRDNs (Great Southern Wood, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/2/2011	3,685,000
4,000,000		Colorado River, TX Municipal Water Distribution, (Series 2001) Weekly VRDNs (Republic Services, Inc.)/(Bank of America N.A. LOC), 0.280%, 11/3/2011	4,000,000
2,100,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	2,100,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.190%, 11/3/2011	2,950,000
3,000,000		Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.200%, 11/3/2011	3,000,000
11,960,000	[3,4]	Harris County, TX Housing Finance Corp., P-FLOATs (Series PT-4551) Weekly VRDNs (Bayview Apartments)/(FHLMC LIQ)/(FHLMC LOC), 0.390%, 11/3/2011	11,960,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.200%, 11/3/2011	14,370,000
40,000	[3,4]	Texas State Department of Housing & Community Affairs, MERLOTS (Series 2003-A8) Weekly VRDNs (GNMA COL)/(Wells Fargo Bank, N.A. LIQ), 0.640%, 11/2/2011	40,000
9,750,000	[3,4]	Texas State Department of Housing & Community Affairs, P-FLOATs (Series PT-4594) Weekly VRDNs (Tranquility Housing Ltd.)/(GTD by FHLMC)/(FHLMC LIQ), 0.340%, 11/3/2011	9,750,000
9,930,000	[3,4]	Texas State Department of Housing & Community Affairs, SPEARs (Series-1003) Weekly VRDNs (East Tex Pines Apartments)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.290%, 11/3/2011	9,930,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	101,853,058
7,190,000	[3,4]	Texas State, MERLOTS (Series 2008-C47) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.190%, 11/2/2011	7,190,000
52,000,000		Texas State, Variable Rate College Student Loan & Refunding Bonds (Series 2003) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.190%, 11/3/2011	52,000,000
		TOTAL	255,408,058
		Utah – 0.1%
1,290,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.280%, 11/3/2011	1,290,000
5,000,000		Salt Lake Valley, UT Fire Service Area, (Series 2011), 1.50% TRANs, 12/29/2011	5,009,634
1,100,000		Utah State Housing Corporation: MFH, (Series 2007) Weekly VRDNs (Pointe Apartments, Ltd.)/(U.S. Bank, N.A. LOC), 0.160%, 11/3/2011	1,100,000
		TOTAL	7,399,634
		Vermont – 0.6%
13,800,000		Vermont HFA, Single Family Housing Bonds (Series 22C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.190%, 11/2/2011	13,800,000
14,500,000		Vermont HFA, Single Family Housing Bonds (Series 23) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(TD Bank, N.A. LIQ), 0.340%, 11/2/2011	14,500,000
		TOTAL	28,300,000
14

Principal Amount			Value
		Virginia – 0.1%
$1,000,000		Brunswick County, VA IDA, (Series 1996) Weekly VRDNs (Aegis Waste Solutions, Inc.)/(Bank of America N.A. LOC), 0.640%, 11/3/2011	1,000,000
1,800,000		Hanover County, VA IDA, (Series 2005A) Weekly VRDNs (Rhapsody Land & Development LLC)/(Wells Fargo Bank, N.A. LOC), 0.280%, 11/3/2011	1,800,000
3,000,000		Portsmouth, VA IDA, (Series 2001B) Weekly VRDNs (Ocean Marine LLC)/(Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	3,000,000
		TOTAL	5,800,000
		Washington – 1.5%
2,400,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.330%, 11/3/2011	2,400,000
9,000,000		Pierce County, WA Economic Development Corp., (Series 1995) Weekly VRDNs (Simpson-Tacoma Kraft Co.)/(Bank of America N.A. LOC), 0.400%, 11/3/2011	9,000,000
450,000		Port of Bellingham, WA IDC, (Series 2005) Weekly VRDNs (FPE Renewables LLC)/(Bank of America N.A. LOC), 1.270%, 11/3/2011	450,000
2,585,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 11/3/2011	2,585,000
7,445,000	[3,4]	Port of Seattle, WA, PUTTERs (Series 2020) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 11/3/2011	7,445,000
2,940,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.650%, 11/3/2011	2,940,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.240%, 11/3/2011	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.240%, 11/3/2011	1,000,000
1,410,000		Washington State EDFA, (Series 2002B) Weekly VRDNs (Holbrook/Searight LLC)/(U.S. Bank, N.A. LOC), 0.160%, 11/3/2011	1,410,000
5,345,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/2/2011	5,345,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.450%, 11/3/2011	10,000,000
4,500,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.300%, 11/3/2011	4,500,000
2,875,000		Washington State EDFA, (Series C) Weekly VRDNs (Novelty Hills Properties LLC)/(U.S. Bank, N.A. LOC), 0.220%, 11/3/2011	2,875,000
3,590,000		Washington State Housing Finance Commission: MFH, (Series 1996) Weekly VRDNs (Hamilton Place Senior Living LP)/(FNMA LOC), 0.170%, 11/3/2011	3,590,000
2,250,000		Washington State Housing Finance Commission: MFH, (Series 1998A: Oxford Square Apartments) Weekly VRDNs (Oxford Housing LP)/(U.S. Bank, N.A. LOC), 0.170%, 11/3/2011	2,250,000
5,350,000		Washington State Housing Finance Commission: MFH, (Series 2002A) Weekly VRDNs (Alderwood Court Associates LP)/(FNMA LOC), 0.170%, 11/3/2011	5,350,000
3,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.190%, 11/3/2011	3,560,000
		TOTAL	72,075,000
		West Virginia – 0.4%
5,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.55% CP (Virginia Electric & Power Co.), Mandatory Tender 11/3/2011	5,000,000
3,760,000		Ritchie County, WV, IDRB (Series 1996) Weekly VRDNs (Simonton Building Products, Inc.)/(PNC Bank, N.A. LOC), 0.180%, 11/3/2011	3,760,000
10,000,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2008B) Weekly VRDNs (Appalachian Power Co.)/(Mizuho Corporate Bank Ltd. LOC), 0.160%, 11/3/2011	10,000,000
		TOTAL	18,760,000
		Wisconsin – 2.3%
9,500,000		Brokaw, WI, Sewage and Solid Waste Revenue Bonds (Series 1995) Weekly VRDNs (Wausau Paper Mills Co.)/(Bank of America N.A. LOC), 0.390%, 11/3/2011	9,500,000
4,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.440%, 11/3/2011	4,000,000
800,000		Grand Chute, WI, (Series 2000A) Weekly VRDNs (Pacon Corp.)/(U.S. Bank, N.A. LOC), 0.400%, 11/2/2011	800,000
1,325,000		Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(U.S. Bank, N.A. LOC), 0.300%, 11/3/2011	1,325,000
4,810,000		Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.290%, 11/3/2011	4,810,000
1,590,000		West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.290%, 11/3/2011	1,590,000
1,600,000		Whitehall, WI IDRB, (Series 2007) Weekly VRDNs (Whitehall Specialties, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/3/2011	1,600,000
79,230,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.750%, 11/3/2011	79,230,000
8,000,000		Wisconsin Housing & EDA, (Series A) Weekly VRDNs (KBC Bank N.V. LIQ), 0.750%, 11/3/2011	8,000,000
15

Principal Amount		Value
$1,500,000	Wisconsin Housing & EDA, Home Ownership Revenue Bonds (Series 2005C) Weekly VRDNs (Lloyds TSB Bank PLC, London LIQ), 0.180%, 11/2/2011	1,500,000
	TOTAL	112,355,000
	Wyoming – 0.5%
22,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.160%, 11/2/2011	22,700,000
	TOTAL MUNICIPAL INVESTMENTS — 100.8% (AT AMORTIZED COST)[5]	4,988,176,884
	OTHER ASSETS AND LIABILITIES - NET — (0.8)%[6]	(38,194,832)
	TOTAL NET ASSETS — 100%	$4,949,982,052

Securities that are subject to the federal alternative minimum tax (AMT) represent 65.3% of the portfolio as calculated based upon total market value.

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories. Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities.
Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
97.1%	2.9%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $1,268,561,217, which represented 25.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $1,268,561,217, which represented 25.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

16

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CDA	— Community Development Authority
COL	— Collateralized
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
EDRBs	— Economic Development Revenue Bonds
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IDR	— Industrial Development Revenue
IDRBs	— Industrial Development Revenue Bonds
INS	— Insured
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
PCA	— Pollution Control Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PUTTERs	— Puttable Tax-Exempt Receipts
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
VRDNs	— Variable Rate Demand Notes
VRDPs	— Variable Rate Demand Preferreds
17

Federated Prime Cash Obligations Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 1.0%
		Finance - Automotive – 0.5%
$32,385,040		Ally Auto Receivables Trust 2011-4, Class A1, 0.315%, 9/17/2012	32,385,040
5,508,862		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/9/2012	5,508,862
10,000,000		AmeriCredit Automobile Receivables Trust 2011-5, Class A1, 0.433%, 11/8/2012	10,000,000
10,000,000	[1,2]	Ford Credit Auto Lease Trust 2011-B, Class A1, 0.480%, 11/15/2012	10,000,000
13,950,144		Harley-Davidson Motorcycle Trust 2011-1, Class A1, 0.289%, 9/4/2012	13,950,144
1,715,977	[1,2]	MMCA Auto Owner Trust 2011-A, Class A1, 0.372%, 3/15/2012	1,715,977
42,000,000		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	42,000,000
		TOTAL	115,560,023
		Finance - Retail – 0.5%
97,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.373%, 11/18/2011	97,000,000
		TOTAL ASSET-BACKED SECURITIES	212,560,023
		Certificates of Deposit – 40.7%
		Finance - Banking – 40.7%
595,300,000		BNP Paribas SA, 0.330% - 0.400%, 11/1/2011 - 11/23/2011	595,300,000
200,000,000		Bank of Montreal, 0.230%, 11/14/2011	200,000,000
100,000,000	[3]	Bank of Montreal, 0.333%, 11/10/2011	100,000,000
400,000,000	[3]	Bank of Montreal, 0.436%, 11/30/2011	400,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.200%, 11/1/2011	200,000,000
655,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 12/1/2011 - 12/8/2011	655,000,000
286,000,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	286,000,000
150,000,000	[3]	Barclays Bank PLC, 0.665%, 11/28/2011	150,000,000
60,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	60,000,000
200,000,000		Caisse des Depots et Consignations (CDC), 0.670%, 1/10/2012	200,003,863
568,000,000		Credit Agricole Corporate and Investment Bank, 0.370% - 0.550%, 11/9/2011 - 11/16/2011	568,000,000
75,000,000	[3]	Credit Suisse, Zurich, 0.333%, 11/8/2011	75,000,000
125,000,000	[3]	Credit Suisse, Zurich, 0.362%, 11/25/2011	125,000,000
442,000,000		Credit Suisse, Zurich, 0.380% - 0.650%, 1/12/2012 - 2/10/2012	442,000,000
375,000,000		Deutsche Bank AG, 0.400%, 12/28/2011 - 1/23/2012	375,001,186
50,000,000	[3]	Deutsche Bank AG, 0.440%, 11/7/2011	50,000,507
100,000,000	[3]	Deutsche Bank AG, 0.548%, 11/21/2011	100,000,000
1,043,000,000		Mizuho Corporate Bank Ltd., 0.300% - 0.420%, 11/1/2011 - 1/27/2012	1,043,000,000
50,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.333%, 11/14/2011	50,000,000
150,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.395%, 12/2/2011	150,000,000
75,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.321%, 11/7/2011	75,000,000
90,000,000		Rabobank Nederland NV, Utrecht, 0.330% - 0.350%, 12/15/2011 - 1/6/2012	90,000,000
120,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.333%, 11/8/2011	120,000,000
175,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.339%, 11/2/2011	175,000,000
200,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.340%, 11/25/2011	199,995,173
100,000,000	[3]	Royal Bank of Canada, Montreal, 0.413%, 11/14/2011	100,000,000
73,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	73,000,000
701,000,000		Societe Generale, Paris, 0.370% - 0.550%, 11/9/2011 - 12/1/2011	701,000,000
500,000,000		Svenska Handelsbanken, Stockholm, 0.220% - 0.250%, 11/2/2011 - 11/4/2011	500,000,028
125,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.333%, 11/16/2011	124,992,319
100,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.333%, 11/9/2011	100,000,000
200,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	200,000,000
		TOTAL CERTIFICATES OF DEPOSIT	8,283,293,076
1

Principal Amount			Value
		Collateralized Loan Agreements – 15.6%
		Finance - Banking – 15.6%
$100,000,000		BNP Paribas Securities Corp., 0.634%, 11/23/2011	100,000,000
320,000,000		Barclays Capital, Inc., 0.335% - 0.689%, 11/1/2011 - 1/30/2012	320,000,000
344,900,000	[3]	Citigroup Global Markets, Inc., 0.487% - 0.882%, 11/1/2011 - 12/16/2011	344,900,000
250,000,000		Credit Suisse Securities (USA) LLC, 0.355% - 0.710%, 11/21/2011 - 1/6/2012	250,000,000
160,000,000		Deutsche Bank Securities, Inc., 0.487%, 11/1/2011	160,000,000
225,000,000		J.P. Morgan Securities LLC, 0.385%, 11/1/2011	225,000,000
440,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.365% - 0.710%, 11/1/2011 - 11/22/2011	440,000,000
598,000,000		RBC Capital Markets, LLC, 0.152% - 0.507%, 11/1/2011 - 1/3/2012	598,000,000
338,000,000	[3]	RBS Securities, Inc., 0.487%, 11/1/2011	338,000,000
407,000,000		Wells Fargo Securities, LLC, 0.284% - 0.507%, 11/1/2011 - 1/17/2012	407,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	3,182,900,000
		Commercial Paper – 19.3%[4]
		Aerospace/Auto – 0.9%
195,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.341% - 0.582%, 12/22/2011 - 5/11/2012	194,657,967
		Finance - Automotive – 0.7%
137,000,000		FCAR Owner Trust, (A1+/P1 Series), 0.351%, 1/3/2012 - 1/4/2012	136,914,950
		Finance - Banking – 13.4%
574,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.300% - 0.501%, 11/1/2011 - 1/4/2012	573,833,667
100,000,000		Citigroup Funding, Inc., 0.300%, 11/9/2011	99,993,333
45,000,000		Credit Agricole Corporate and Investment Bank, 0.381%, 11/7/2011	44,997,150
350,000,000		Credit Agricole North America, Inc., 0.381% - 0.500%, 11/4/2011 - 12/1/2011	349,922,514
100,000,000	[1,2]	Gotham Funding Corp., 0.350%, 1/10/2012	99,931,945
249,000,000	[1,2]	Grampian Funding LLC, 0.270%, 11/7/2011	248,988,795
1,008,900,000		ING (U.S.) Funding LLC, 0.330% - 0.400%, 12/1/2011 - 1/17/2012	1,008,304,245
86,032,000	[1,2]	Matchpoint Master Trust, 0.381% - 0.501%, 11/28/2011 - 11/30/2011	85,999,472
100,000,000	[1,2]	Northern Pines Funding LLC, 0.401%, 1/30/2012	99,900,000
23,499,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.350%, 11/3/2011	23,498,543
87,000,000	[1,2]	Surrey Funding Corporation, 0.380% - 0.401%, 1/6/2012 - 1/17/2012	86,933,022
		TOTAL	2,722,302,686
		Finance - Commercial – 1.5%
100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.650%, 11/10/2011	99,983,750
200,000,000	[1,2]	Starbird Funding Corp., 0.320%, 11/1/2011	200,000,000
		TOTAL	299,983,750
		Finance - Retail – 2.8%
425,000,000	[1,2]	Barton Capital LLC, 0.680% - 0.730%, 11/7/2011 - 11/18/2011	424,909,021
12,023,000	[1,2]	Chariot Funding LLC, 0.180%, 12/15/2011	12,020,355
31,000,000	[1,2]	Salisbury Receivables Company LLC, 0.380%, 1/19/2012	30,974,149
100,000,000	[1,2]	Sheffield Receivables Corp., 0.300%, 12/1/2011	99,975,000
		TOTAL	567,878,525
		TOTAL COMMERCIAL PAPER	3,921,737,878
		Corporate Bonds – 1.7%
		Finance - Banking – 0.7%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.285%, 11/21/2011	150,000,000
		Finance - Commercial – 1.0%
9,242,000	[3]	General Electric Capital Corp., 0.384%, 11/1/2011	9,226,262
330,000		General Electric Capital Corp., 3.500%, 8/13/2012	336,885
3,000,000		General Electric Capital Corp., 4.000%, 2/15/2012	3,030,620
659,000		General Electric Capital Corp., 4.250%, 6/15/2012	673,597
93,150,000		General Electric Capital Corp., 5.250%, 10/19/2012	97,022,744
5,000,000		General Electric Capital Corp., 5.250%, 2/21/2012	5,072,649
2

Principal Amount			Value
$15,000,000		General Electric Capital Corp., 5.875%, 2/15/2012	15,232,821
71,597,000		General Electric Capital Corp., 6.000%, 6/15/2012	73,986,459
		TOTAL	204,582,037
		TOTAL CORPORATE BONDS	354,582,037
		Corporate Note – 0.0%
		Finance - Commercial – 0.0%
1,050,000		General Electric Capital Corp., 4.266%, 11/21/2011	1,052,189
		Loan Participation – 0.1%
		Chemicals – 0.1%
23,000,000		DuPont Teijin Films U.K. Ltd., (GTD by Du Pont (E.I.) de Nemours & Co.), 0.400%, 11/28/2011	23,000,000
		Municipal Bonds – 0.1%
		University – 0.3%
23,000,000		University of California, (Series 2011-AA), 0.480%, 7/1/2012	23,000,000
		Notes — Variable – 14.3%[3]
		Finance - Banking – 13.3%
53,500,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007), (Bank of America N.A. LOC), 0.260%, 11/1/2011	53,500,000
28,625,000		Akron, Bath & Copley, OH Joint Township, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.120%, 11/2/2011	28,625,000
2,000,000		Albuquerque, NM IDRB, (Series 1997) El Canto, Inc., (Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2011	2,000,000
6,290,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.450%, 11/3/2011	6,290,000
1,000,000		Arizona Health Facilities Authority, (Series 2009F), (Citibank NA, New York LOC), 0.120%, 11/2/2011	1,000,000
225,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.331%, 11/7/2011	225,000,000
150,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.332%, 11/9/2011	150,000,000
15,000,000		Bank of Montreal, 0.386%, 11/14/2011	15,000,531
405,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.250%, 11/3/2011	405,000
43,205,000		Blount County, TN Public Building Authority, (Series E-6-A), (Branch Banking & Trust Co. LOC), 0.150%, 11/2/2011	43,205,000
760,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/4/2011	760,000
36,460,000		California Health Facilities Financing Authority, (Series 2005H), (Bank of America N.A. LOC), 0.160%, 11/2/2011	36,460,000
39,965,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.220%, 11/3/2011	39,965,000
2,620,000		California Statewide Communities Development Authority, (U.S. Bank, N.A. LOC), 0.250%, 11/1/2011	2,620,000
9,555,000		Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.250%, 11/3/2011	9,555,000
1,823,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/3/2011	1,823,000
5,526,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/3/2011	5,526,000
1,090,000		Capital One Funding Corp., (JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/3/2011	1,090,000
682,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/3/2011	682,000
869,000		Capital One Funding Corp., (Series 1996-I), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2011	869,000
5,079,000		Capital One Funding Corp., (Series 1997-G), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/3/2011	5,079,000
1,033,000		Capital One Funding Corp., (Series 2001-C), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/3/2011	1,033,000
7,000,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/2/2011	7,000,000
130,000,000	[1,2]	Commonwealth Bank of Australia, 0.330%, 11/7/2011	130,000,000
250,000,000		Commonwealth Bank of Australia, 0.353%, 12/7/2011	249,971,510
72,730,000		Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	72,730,000
16,430,000		Cunat Capital Corp., Sheffield Heights (Series 2006), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	16,430,000
3,300,000		Douglas County, GA Development Authority, (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	3,300,000
360,000		Elliott Aviation, Inc., (U.S. Bank, N.A. LOC), 1.250%, 11/2/2011	360,000
8,080,000		Florida Heart Group, P.A. and Florida Heart Group Holdings, LLC, (Series 2004), (PNC Bank, N.A. LOC), 0.240%, 11/3/2011	8,080,000
4,850,000		Freeport, IL, (U.S. Bank, N.A. LOC), 0.230%, 11/3/2011	4,850,000
5,660,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	5,660,000
8,365,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	8,365,000
21,200,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	21,200,000
3

Principal Amount			Value
$83,700,000		Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2004B-1), (Bank of America N.A. LOC), 0.200%, 11/3/2011	83,700,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B), 0.130%, 11/2/2011	57,525,000
9,915,000		J.R. Adventures Insurance Trust, (Wells Fargo Bank, N.A. LOC), 0.240%, 11/3/2011	9,915,000
250,000,000		JPMorgan Chase Bank, N.A., 0.286%, 11/28/2011	250,000,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.160%, 11/3/2011	200,000
4,845,000		Laurel County, Kentucky, Bluegrass Holdings, LLC Project (Series 2008-B), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2011	4,845,000
24,330,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H), (Bank of America N.A. LOC), 0.200%, 11/3/2011	24,330,000
15,000,000		Maine State Housing Authority, (Series 2004 C-3), 0.170%, 11/3/2011	15,000,000
11,125,000		Maine State Housing Authority, (Series 2005 C), 0.170%, 11/3/2011	11,125,000
36,050,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/2/2011	36,050,000
38,410,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008), (Bank of America N.A. LOC), 0.180%, 11/3/2011	38,410,000
33,250,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2010), (Bank of America N.A. LOC), 0.180%, 11/3/2011	33,250,000
10,330,000	[1,2]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433), (GTD by Deutsche Bank AG), 0.160%, 11/3/2011	10,330,000
21,000,000		Michigan Finance Authority, (Series 2010-C), (Bank of Montreal LOC), 0.180%, 11/3/2011	21,000,000
23,875,000		Missouri State HEFA, (Series 2005C-2), (Bank of America N.A. LOC), 0.120%, 11/2/2011	23,875,000
2,380,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.400%, 11/3/2011	2,380,000
2,565,000		New Jersey EDA, Phoenix Realty Partners, (Wells Fargo Bank, N.A. LOC), 0.270%, 11/2/2011	2,565,000
24,795,000		New York City, NY, (Fiscal 2004 Series A-5), (Bank of Nova Scotia, Toronto LOC), 0.090%, 11/2/2011	24,795,000
65,200,000		New York City, NY, (Fiscal 2006 Series E-4), (Bank of America N.A. LOC), 0.160%, 11/3/2011	65,200,000
47,035,000		New York State HFA, 320 West 38th Street Housing Revenue Bonds (Series 2009A), (Wells Fargo Bank, N.A. LOC), 0.100%, 11/2/2011	47,035,000
26,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	26,670,000
6,000,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	6,000,000
26,905,000		Port of Portland, OR Airport, (Series 2009A-2: Passenger Facility Charge Bonds), (Bank of America N.A. LOC), 0.160%, 11/3/2011	26,905,000
20,380,000		Port of Portland, OR Airport, (Subseries 18B), (Wells Fargo Bank, N.A. LOC), 0.140%, 11/2/2011	20,380,000
21,220,000		Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B1), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/2/2011	21,220,000
310,000,000		Rabobank Nederland NV, Utrecht, 0.393%, 11/14/2011	310,000,000
50,000,000		Rabobank Nederland NV, Utrecht, 0.396%, 11/29/2011	50,010,585
2,895,000		Redcay Funding LLC, (Series 2007), (PNC Bank, N.A. LOC), 0.400%, 11/3/2011	2,895,000
13,000,000		Richmond County, GA Development Authority, (Series 2008A), (Bank of America N.A. LOC), 0.200%, 11/2/2011	13,000,000
350,000		Rochester, MN Health Care Facility Authority, (Series 2002-C Remarketed 4/18/08), 0.060%, 11/2/2011	350,000
10,580,000		Rush Medical Foundation, (Series 2006), (U.S. Bank, N.A. LOC), 0.210%, 11/4/2011	10,580,000
46,060,000		Sacramento, CA Municipal Utility District, (Series 2008J), (Bank of America N.A. LOC), 0.140%, 11/3/2011	46,060,000
18,965,000		Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	18,965,000
9,100,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	9,100,000
100,000		Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/2/2011	100,000
105,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.342%, 11/17/2011	105,000,000
9,300,000		Syracuse, NY IDA, (Series 2005A), (JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/2/2011	9,300,000
2,005,000		Syracuse, NY IDA, (Series 2005B), (JPMorgan Chase Bank, N.A. LOC), 0.090%, 11/2/2011	2,005,000
14,125,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	14,125,000
16,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-3), (Bank of America N.A. LOC), 0.180%, 11/2/2011	16,500,000
1,675,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.270%, 11/4/2011	1,675,000
510,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.560%, 11/3/2011	510,000
3,570,000		Vulcan, Inc., (Series 2011), (Branch Banking & Trust Co. LOC), 0.240%, 11/2/2011	3,570,000
10,600,000		West Memphis IDRB, S-B Power Tool Project, Series 2000 A, (JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/3/2011	10,600,000
2,310,000		Wildcat Management Co., Inc., (Series 1999), (U.S. Bank, N.A. LOC), 0.450%, 11/3/2011	2,310,000
12,195,000		Wisconsin Health & Educational Facilities Authority, (Series 1998 B), (JPMorgan Chase Bank, N.A. LOC), 0.100%, 11/2/2011	12,195,000
40,900,000		Wisconsin State HEFA, (Series B-2), (Assured Guaranty Municipal Corp. INS), 0.250%, 11/3/2011	40,900,000
4

Principal Amount			Value
$14,760,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	14,760,000
		TOTAL	2,715,649,626
		Finance - Commercial – 0.6%
23,400,000		General Electric Capital Corp., 0.421%, 12/20/2011	23,402,336
103,800,000		General Electric Capital Corp., 0.457%, 12/12/2011	103,784,209
7,165,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.250%, 11/3/2011	7,165,000
		TOTAL	134,351,545
		Government Agency – 0.1%
4,615,000		Columbia County, GA Development Authority, (Series 2002), (FNMA LOC), 0.140%, 11/3/2011	4,615,000
6,675,000		The LaVonne V. Johnson Irrevocable Life Insurance Trust, (Series 2011), (FHLB of Atlanta LOC), 0.240%, 11/3/2011	6,675,000
		TOTAL	11,290,000
		Insurance – 0.1%
12,500,000		Denver, CO City & County School District No. 01, (Series 2011 A-3), (Wells Fargo Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.140%, 11/2/2011	12,500,000
		University – 0.2%
5,000,000		University of California, (Series 2011 Y-2), 0.319%, 11/1/2011	5,000,000
30,000,000		University of California, (Series 2011 Y-2), 0.319%, 11/1/2011	30,000,000
		TOTAL	35,000,000
		TOTAL NOTES — VARIABLE	2,908,791,171
		Time Deposit – 3.4%
		Finance - Banking – 3.4%
700,000,000		Lloyds TSB Bank PLC, London, 0.070%, 11/1/2011	700,000,000
		U.S. Treasury Note – 0.5%
		U.S. Treasury Note – 0.5%
95,000,000		United States Treasury, 0.750%, 11/30/2011	95,033,590
		Repurchase Agreement – 2.5%
505,421,000		Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	505,421,000
		TOTAL INVESTMENTS — 99.2% (AT AMORTIZED COST)[5]	20,211,370,964
		OTHER ASSETS AND LIABILITIES - NET — 0.8%[6]	168,657,386
		TOTAL NET ASSETS — 100%	$20,380,028,350
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $2,799,660,153, which represented 13.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $2,799,660,153, which represented 13.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

EDA	— Economic Development Authority
FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDRB	— Industrial Development Revenue Bond
INS	— Insured
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
MFH	— Multi-Family Housing
SPEARs	— Short Puttable Exempt Adjustable Receipts
6

Federated Prime Management Obligations Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 4.5%
		Finance - Automotive – 3.2%
$4,966,565		AmeriCredit Automobile Receivables Trust 2011-3, Class A1, 0.277%, 7/9/2012	4,966,565
11,000,000		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	11,000,000
1,524,901		Santander Drive Auto Receivables Trust 2011-1, Class A1, 0.312%, 5/15/2012	1,524,901
12,723,156		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	12,723,156
29,118,556		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	29,118,556
5,000,000		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	5,000,000
888,015		World Omni Automobile Lease Securitization Trust 2011-A, Class A1, 0.301%, 4/16/2012	888,015
		TOTAL	65,221,193
		Finance - Equipment – 0.8%
3,414,926		CNH Equipment Trust 2011-A, Class A1, 0.336%, 5/15/2012	3,414,926
5,995,809		GE Equipment Transportation LLC, (Series 2011-1), Class A1, 0.294%, 7/20/2012	5,995,809
5,343,971	[1,2]	MMAF Equipment Finance LLC 2011-A, Class A1, 0.323%, 8/15/2012	5,343,971
999,419	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	999,419
		TOTAL	15,754,125
		Finance - Retail – 0.5%
10,000,000	[1,2,3]	Fosse Master Issuer PLC 2011-1, Class A1, 0.373%, 11/18/2011	10,000,000
		TOTAL ASSET-BACKED SECURITIES	90,975,318
		Certificates of Deposit – 29.2%
		Finance - Banking – 29.2%
30,000,000	[3]	Bank of Montreal, 0.393%, 11/14/2011	30,000,000
50,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 11/28/2011 - 12/12/2011	50,000,000
40,000,000		Barclays Bank PLC, 0.390%, 11/1/2011	40,000,000
10,000,000		Caisse des Depots et Consignations (CDC), 0.670%, 1/10/2012	10,000,193
45,000,000		Credit Agricole Corporate and Investment Bank, 0.370% - 0.520%, 11/10/2011 - 11/14/2011	45,000,000
25,000,000	[3]	Credit Suisse, Zurich, 0.333%, 11/8/2011	25,000,000
35,000,000		Deutsche Bank AG, 0.400%, 12/28/2011 - 1/23/2012	35,000,158
50,000,000		Mizuho Corporate Bank Ltd., 0.420%, 1/27/2012	50,000,000
80,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.321% - 0.393%, 11/2/2011 - 11/14/2011	80,000,000
20,000,000	[3]	Royal Bank of Canada, Montreal, 0.413%, 11/14/2011	20,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	25,000,000
65,000,000		Societe Generale, Paris, 0.360% - 0.370%, 12/1/2011 - 12/12/2011	65,000,000
25,000,000		Svenska Handelsbanken, Stockholm, 0.220%, 11/2/2011	25,000,004
40,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.343%, 11/17/2011	40,000,000
47,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	47,000,000
		TOTAL CERTIFICATES OF DEPOSIT	587,000,355
		Collateralized Loan Agreements – 14.8%
		Finance - Banking – 14.8%
50,000,000	[3]	Citigroup Global Markets, Inc., 0.820%, 11/10/2011	50,000,000
75,000,000		Credit Suisse Securities (USA) LLC, 0.355% - 0.710%, 11/21/2011 - 1/9/2012	75,000,000
20,000,000		Deutsche Bank Securities, Inc., 0.487%, 11/1/2011	20,000,000
15,000,000		JPMorgan Securities LLC, 0.558%, 12/20/2011	15,000,000
35,000,000		Mizuho Securities USA, Inc., 0.284%, 11/1/2011	35,000,000
50,000,000		RBC Capital Markets, LLC, 0.507%, 1/5/2012	50,000,000
40,000,000	[3]	RBS Securities, Inc., 0.480%, 11/1/2011	40,000,000
13,000,000		Wells Fargo Securities, LLC, 0.284%, 11/1/2011	13,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	298,000,000
1

Principal Amount			Value
		Commercial Paper – 23.7%[4]
		Finance - Automotive – 1.7%
$34,000,000		FCAR Owner Trust, A1+/P1 Series, 0.351%, 1/4/2012	33,978,844
		Finance - Banking – 12.9%
25,000,000	[1,2,3]	Commonwealth Bank of Australia, 0.330%, 11/7/2011	25,000,000
20,000,000	[3]	Commonwealth Bank of Australia, 0.353%, 12/7/2011	19,997,721
10,000,000		Credit Agricole North America, Inc., 0.371%, 11/9/2011	9,999,178
50,000,000	[1,2]	Grampian Funding LLC, 0.270%, 11/7/2011	49,997,750
85,000,000		ING (U.S.) Funding LLC, 0.400%, 1/10/2012 - 1/17/2012	84,929,222
30,000,000	[1,2]	Northern Pines Funding LLC, 0.501%, 1/25/2012	29,964,583
40,900,000	[1,2]	Surrey Funding Corporation, 0.380%, 1/12/2012	40,868,916
		TOTAL	260,757,370
		Finance - Commercial – 6.4%
50,000,000	[1,2]	Starbird Funding Corp., 0.600%, 11/7/2011	49,995,000
78,000,000	[1,2]	Versailles Commercial Paper LLC, 0.700%, 11/7/2011 - 11/18/2011	77,980,575
		TOTAL	127,975,575
		Finance - Retail – 2.7%
46,100,000	[1,2]	Barton Capital LLC, 0.650% - 0.700%, 11/7/2011 - 11/16/2011	46,091,539
8,000,000	[1,2]	Salisbury Receivables Company LLC, 0.320%, 11/16/2011	7,998,933
		TOTAL	54,090,472
		TOTAL COMMERCIAL PAPER	476,802,261
		Corporate Bonds – 2.1%
		Finance - Commercial – 2.0%
33,450,000		General Electric Capital Corp., 5.250%, 10/19/2012	34,840,094
6,030,000		General Electric Capital Corp., 6.000%, 6/15/2012	6,232,845
		TOTAL	41,072,939
		Insurance – 0.1%
1,750,000		Berkshire Hathaway, Inc., 1.400%, 2/10/2012	1,754,235
		TOTAL CORPORATE BONDS	42,827,174
		Notes - Variable – 10.4%[3]
		Finance - Banking – 10.4%
25,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.331%, 11/7/2011	25,000,000
2,790,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.250%, 11/3/2011	2,790,000
755,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/4/2011	755,000
4,350,000		Castleton United Methodist Church, Inc., (Series 2006A), (U.S. Bank, N.A. LOC), 0.350%, 11/3/2011	4,350,000
1,870,000		Dale G. Mithum, M.D. FACS, (Series 2003), (Compass Bank, Birmingham LOC), 0.900%, 11/3/2011	1,870,000
1,500,000		DeKalb County, GA Housing Authority, (Series 2004-T) Highlands, (Wells Fargo Bank, N.A. LOC), 0.400%, 11/3/2011	1,500,000
18,000,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	18,000,000
8,920,000		Fun Entertainment, LLC, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	8,920,000
43,000,000		JPMorgan Chase Bank, N.A., 0.286%, 11/28/2011	43,000,000
8,315,000		Kingston Healthcare Co., (Series 2003A), (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	8,315,000
4,550,000		MOBR-04 LLC, (Series 2004), (Compass Bank, Birmingham LOC), 0.950%, 11/3/2011	4,550,000
3,495,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	3,495,000
19,090,000		Massachusetts HEFA, (Series N-4 2010), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/1/2011	19,090,000
15,545,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.240%, 11/2/2011	15,545,000
7,200,000		New York City, NY, (Fiscal 1994 Series E-4), (BNP Paribas SA LOC), 0.200%, 11/1/2011	7,200,000
7,425,000		Prevea Clinic, Inc., (Series 2004-A), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2011	7,425,000
6,450,000		Roman Catholic Diocese of Charlotte, (Series 2002), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	6,450,000
1,535,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	1,535,000
10,000,000	[1,2]	Svenska Handelsbanken, Stockholm, 0.342%, 11/17/2011	10,000,000
8,555,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B), 0.160%, 11/2/2011	8,555,000
2

Principal Amount		Value
$340,000	Wellborn Forest Products, Inc., (Compass Bank, Birmingham LOC), 1.300%, 11/3/2011	340,000
10,300,000	Wisconsin HEFA, (Series 2000), (JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/1/2011	10,300,000
	TOTAL NOTES — VARIABLE	208,985,000
	U.S. Treasury Note – 1.0%
20,000,000	United States Treasury, 0.750%, 11/30/2011	20,007,071
	Repurchase Agreement – 14.7%
296,292,000	Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	296,292,000
	TOTAL INVESTMENTS — 100.4% (AT AMORTIZED COST)[5]	2,020,889,179
	OTHER ASSETS AND LIABILITIES - NET — (0.4)%[6]	(7,448,878)
	TOTAL NET ASSETS — 100%	$2,013,440,301
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $379,240,686, which represented 18.8% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $379,240,686, which represented 18.8% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

HEFA	— Health and Education Facilities Authority
LOC	— Letter of Credit

3

Federated Prime Obligations Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 0.9%
		Finance - Automotive – 0.4%
$32,385,040		Ally Auto Receivables Trust 2011-4, Class A1, 0.315%, 9/17/2012	32,385,040
11,641,369		AmeriCredit Automobile Receivables Trust 2011-2, Class A1, 0.323%, 4/9/2012	11,641,369
36,486,605		AmeriCredit Automobile Receivables Trust 2011-4, Class A1, 0.339%, 10/9/2012	36,486,605
20,000,000		AmeriCredit Automobile Receivables Trust 2011-5, Class A1, 0.433%, 11/8/2012	20,000,000
25,000,000	[1,2]	Ford Credit Auto Lease Trust 2011-B, Class A1, 0.480%, 11/15/2012	25,000,000
34,875,360		Harley-Davidson Motorcycle Trust 2011-1, Class A1, 0.289%, 9/4/2012	34,875,360
18,686,337	[1,2]	Hyundai Auto Lease Securitization Trust 2011-A, Class A1, 0.307%, 8/15/2012	18,686,337
8,939,089		Hyundai Auto Receivables Trust 2011-B, Class A1, 0.248%, 5/15/2012	8,939,089
4,461,541	[1,2]	MMCA Auto Owner Trust 2011-A, Class A1, 0.372%, 3/15/2012	4,461,541
		TOTAL	192,475,341
		Finance - Equipment – 0.0%
4,224,440	[1,2]	Great America Leasing Receivables 2011-1, Class A1, 0.405%, 3/15/2012	4,224,440
		Finance - Retail – 0.5%
225,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1, Class A1, 0.383%, 11/15/2011	225,000,000
		TOTAL ASSET-BACKED SECURITIES	421,699,781
		Bank Note – 1.0%
		Finance - Banking – 1.0%
425,000,000		Bank of America N.A., 0.290% - 0.310%, 11/14/2011 - 11/30/2011	425,000,000
		Certificates of Deposit – 30.3%
		Finance - Banking – 30.3%
450,000,000		BNP Paribas SA, 0.330% - 0.450%, 11/1/2011 - 11/23/2011	450,000,000
226,000,000		Bank of Montreal, 0.230%, 11/14/2011	226,000,000
498,000,000	[3]	Bank of Montreal, 0.436%, 11/30/2011	498,000,000
442,000,000		Bank of Nova Scotia, Toronto, 0.200%, 11/2/2011 - 11/4/2011	442,000,000
2,032,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 12/1/2011 - 12/27/2011	2,032,000,000
786,900,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	786,900,000
481,250,000		Barclays Bank PLC, 0.490% - 0.810%, 1/25/2012 - 2/17/2012	481,250,000
483,500,000		Credit Agricole Corporate and Investment Bank, 0.370% - 0.450%, 11/9/2011 - 11/18/2011	483,500,000
150,000,000	[3]	Credit Suisse, Zurich, 0.333%, 11/8/2011	150,000,000
300,000,000	[3]	Credit Suisse, Zurich, 0.362%, 11/25/2011	300,000,000
774,000,000		Credit Suisse, Zurich, 0.380% - 0.420%, 1/11/2012 - 2/10/2012	774,000,000
907,000,000		Deutsche Bank AG, 0.350% - 0.450%, 11/28/2011 - 1/23/2012	907,001,582
250,000,000	[3]	Deutsche Bank AG, 0.548%, 11/21/2011	250,000,000
2,315,000,000		Mizuho Corporate Bank Ltd., 0.300% - 0.420%, 11/1/2011 - 1/27/2012	2,315,000,000
303,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.393%, 11/14/2011	303,000,000
150,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.395%, 12/2/2011	150,000,000
712,000,000		Rabobank Nederland NV, Utrecht, 0.330% - 0.580%, 12/15/2011 - 4/27/2012	712,094,745
229,000,000	[3]	Royal Bank of Canada, Montreal, 0.413%, 11/14/2011	229,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	100,000,000
354,200,000		Societe Generale, Paris, 0.360% - 0.400%, 11/7/2011 - 12/12/2011	354,200,000
674,000,000		Svenska Handelsbanken, Stockholm, 0.220% - 0.580%, 11/2/2011 - 4/20/2012	674,000,045
57,000,000	[3]	Svenska Handelsbanken, Stockholm, 0.535%, 12/29/2011	57,016,792
373,000,000		Toronto Dominion Bank, 0.350%, 2/10/2012	373,000,000
300,000,000	[3]	Westpac Banking Corp. Ltd., Sydney, 0.393%, 11/17/2011	300,000,000
200,000,000		Westpac Banking Corp. Ltd., Sydney, 0.470%, 4/16/2012	200,000,000
		TOTAL CERTIFICATES OF DEPOSIT	13,547,963,164
1

Principal Amount			Value
		Collateralized Loan Agreements – 17.6%
		Finance - Banking – 17.6%
$1,026,100,000		BNP Paribas Securities Corp., 0.355% - 0.710%, 11/1/2011 - 11/23/2011	1,026,100,000
467,700,000		Barclays Capital, Inc., 0.335% - 0.689%, 11/1/2011 - 1/30/2012	467,700,000
1,444,600,000	[3]	Citigroup Global Markets, Inc., 0.480% - 0.870%, 11/1/2011 - 12/16/2011	1,444,600,000
905,000,000		Credit Suisse Securities (USA) LLC, 0.335% - 0.710%, 11/1/2011 - 1/9/2012	905,000,000
45,900,000		Deutsche Bank Securities, Inc., 0.487%, 11/1/2011	45,900,000
761,000,000		JP Morgan Securities LLC, 0.335% - 0.558%, 11/1/2011 - 12/22/2011	761,000,000
859,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.380% - 0.680%, 11/1/2011 - 11/22/2011	859,000,000
650,000,000		RBC Capital Markets, LLC, 0.456% - 0.507%, 12/12/2011 - 1/5/2012	650,000,000
1,385,000,000	[3]	RBS Securities, Inc., 0.480%, 11/1/2011	1,385,000,000
300,000,000		Wells Fargo Securities, LLC, 0.477% - 0.487%, 1/6/2012 - 1/10/2012	300,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,844,300,000
		Commercial Paper – 22.9%[4]
		Aerospace/Auto – 1.1%
499,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.351% - 0.582%, 1/13/2012 - 5/11/2012	497,812,737
		Finance - Automotive – 1.2%
329,390,000		FCAR Owner Trust, (A1+/P1 Series), 0.351% - 0.471%, 12/15/2011 - 3/26/2012	329,085,030
200,000,000		FCAR Owner Trust, (A1/P1 Series), 0.290%, 12/2/2011	199,950,055
		TOTAL	529,035,085
		Finance - Banking – 14.6%
775,000,000		Citigroup Funding, Inc., 0.300%, 11/9/2011 - 11/14/2011	774,935,833
855,000,000		Credit Agricole North America, Inc., 0.370% - 0.550%, 11/4/2011 - 12/8/2011	854,868,710
348,123,000	[1,2]	Gotham Funding Corp., 0.350% - 0.380%, 1/4/2012 - 1/17/2012	347,868,297
990,000,000	[1,2]	Grampian Funding LLC, 0.270%, 11/2/2011 - 11/10/2011	989,956,538
2,245,000,000		ING (U.S.) Funding LLC, 0.330% - 0.400%, 12/1/2011 - 1/17/2012	2,243,651,528
285,000,000	[1,2]	Matchpoint Master Trust, 0.381% - 0.750%, 11/7/2011 - 11/28/2011	284,926,658
739,500,000	[1,2]	Northern Pines Funding LLC, 0.341% - 0.501%, 11/1/2011 - 2/27/2012	738,718,229
229,000,000		Societe Generale North America, Inc., (GTD by Societe Generale, Paris), 0.500%, 11/3/2011	228,993,639
41,400,000	[1,2]	Surrey Funding Corporation, 0.401%, 1/19/2012	41,363,660
		TOTAL	6,505,283,092
		Finance - Commercial – 2.4%
980,100,000	[1,2]	Atlantic Asset Securitization LLC, 0.451% - 0.650%, 11/2/2011 - 12/1/2011	979,954,568
94,500,000	[1,2]	Starbird Funding Corp., 0.320% - 0.750%, 11/1/2011 - 11/18/2011	94,494,865
		TOTAL	1,074,449,433
		Finance - Retail – 3.6%
300,000,000	[1,2]	Alpine Securitization Corp., 0.380%, 1/9/2012 - 1/10/2012	299,779,389
475,507,000	[1,2]	Barton Capital LLC, 0.500% - 0.730%, 11/4/2011 - 11/18/2011	475,418,728
150,000,000	[1,2]	Salisbury Receivables Company LLC, 0.300% - 0.360%, 11/8/2011 - 1/12/2012	149,931,950
685,000,000	[1,2]	Sheffield Receivables Corp., 0.290% - 0.401%, 11/8/2011 - 1/24/2012	684,631,143
		TOTAL	1,609,761,210
		TOTAL COMMERCIAL PAPER	10,216,341,557
		Corporate Bonds – 2.7%
		Finance - Banking – 1.2%
31,768,000		Credit Suisse, Zurich, 3.450%, 7/2/2012	32,393,547
2,500,000		JP Morgan Chase & Co., 4.500%, 1/15/2012	2,520,521
456,500,000	[3]	JPMorgan Chase Bank, N.A., 0.285%, 11/21/2011	456,500,000
33,560,000	[3]	Wells Fargo & Co., 0.506%, 1/24/2012	33,562,990
25,000,000		Wells Fargo & Co., 5.250%, 10/23/2012	26,076,692
		TOTAL	551,053,750
		Finance - Commercial – 1.5%
20,000,000	[3]	General Electric Capital Corp., 0.384%, 11/1/2011	19,965,931
2

Principal Amount			Value
$37,000,000	[3]	General Electric Capital Corp., 0.511%, 1/10/2012	36,995,696
99,000,000		General Electric Capital Corp., 3.500%, 8/13/2012	101,198,151
30,869,000		General Electric Capital Corp., 5.000%, 11/15/2011	30,921,720
50,000,000		General Electric Capital Corp., 5.250%, 10/19/2012	52,077,897
184,469,000		General Electric Capital Corp., 5.875%, 2/15/2012	187,314,292
226,371,000		General Electric Capital Corp., 6.000%, 6/15/2012	233,994,911
		TOTAL	662,468,598
		TOTAL CORPORATE BONDS	1,213,522,348
		Corporate Note – 0.0%
		Finance - Commercial – 0.0%
17,260,000		General Electric Capital Corp., 4.375%, 11/21/2011	17,295,987
		Government Agency – 0.1%
		Government Agency – 0.1%
50,000,000	[1,2,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank), Discount Notes, 0.300%, 11/1/2011	50,000,000
		Municipal Bonds – 0.1%
		University – 0.1%
37,000,000		University of California, (Series 2011-AA), 0.480%, 7/1/2012	37,000,000
		Notes — Variable – 19.2%[3]
		Electrical Equipment – 0.0%
1,325,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.300%, 11/3/2011	1,325,000
		Finance - Banking – 17.6%
20,400,000		ABAG Finance Authority for Non-Profit Corporations, CA, Oshman Family JCC (Series 2007), (Bank of America N.A. LOC), 0.210%, 11/1/2011	20,400,000
13,345,000		Abraham Joshua Heschel School, (Series 2010), (TD Bank, N.A. LOC), 0.240%, 11/3/2011	13,345,000
2,020,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.280%, 11/3/2011	2,020,000
38,765,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008A), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/3/2011	38,765,000
140,000,000		Bank of Montreal, 0.333%, 11/10/2011	140,000,000
515,000,000		Bank of Montreal, 0.393%, 11/14/2011	515,000,000
225,000,000		Barclays Bank PLC, 0.665%, 11/28/2011	225,000,000
11,600,000		Basic Water Company SPE 1, LLC, (U.S. Bank, N.A. LOC), 0.250%, 11/3/2011	11,600,000
24,000,000		Bay Area Toll Authority, CA, (2006 Series C-3), (Lloyds TSB Bank PLC, London LOC), 0.050%, 11/3/2011	24,000,000
7,615,000		Biddle Road Corp., (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.250%, 11/3/2011	7,615,000
4,015,000		Bond Holdings LP, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/4/2011	4,015,000
17,530,000		Brazos River Authority, TX, (Series 2002A), (Citibank NA, New York LOC), 0.160%, 11/1/2011	17,530,000
30,475,000		California Health Facilities Financing Authority, (Series 2008G), (Bank of America N.A. LOC), 0.160%, 11/2/2011	30,475,000
27,500,000		California Infrastructure & Economic Development Bank, (Series 2008B), (Bank of America N.A. LOC), 0.200%, 11/1/2011	27,500,000
33,830,000		California Statewide Communities Development Authority MFH, (Series 2007 G), (Bank of America N.A. LOC), 0.220%, 11/3/2011	33,830,000
11,470,000		Campus Crusade for Christ, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	11,470,000
6,365,000		Capital Markets Access Co. LC, (Series 2007) LSPB Real Estate, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	6,365,000
5,250,000		Capital Markets Access Co. LC, (Series 2008) Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.250%, 11/3/2011	5,250,000
879,000		Capital One Funding Corp., (Series 1994-D), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/3/2011	879,000
438,000		Capital One Funding Corp., (Series 1995-B), (JPMorgan Chase Bank, N.A. LOC), 0.300%, 11/3/2011	438,000
731,000		Capital One Funding Corp., (Series 1996-H), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2011	731,000
789,000		Capital One Funding Corp., (Series 1999-A), (JPMorgan Chase Bank, N.A. LOC), 0.280%, 11/3/2011	789,000
2,350,000		Castleton United Methodist Church, Inc., (Series 2007-A), (U.S. Bank, N.A. LOC), 0.450%, 11/3/2011	2,350,000
66,730,000		Charlotte, NC Water & Sewer System, (Series 2006B), 0.100%, 11/3/2011	66,730,000
66,825,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007G), (Bank of America N.A. LOC), 0.150%, 11/3/2011	66,825,000
5,825,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/4/2011	5,825,000
4,920,000		Cincinnati Bible College and Seminary, (U.S. Bank, N.A. LOC), 0.340%, 11/3/2011	4,920,000
3

Principal Amount			Value
$59,850,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-3), (Bank of America N.A. LOC), 0.190%, 11/2/2011	59,850,000
520,000		Colorado Health Facilities Authority, Development Disabilities Resource Center (Series 1998-C1), (JPMorgan Chase Bank, N.A. LOC), 0.400%, 11/3/2011	520,000
7,300,000		Connecticut HEFA, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	7,300,000
67,925,000		Cook County, IL, (Series 2002 A), 0.250%, 11/2/2011	67,925,000
28,400,000		Cumberland County, PA Municipal Authority, (Series 2008B), (Bank of America N.A. LOC), 0.170%, 11/3/2011	28,400,000
11,600,000		Denver, CO City & County School District No. 01, (Series 2011 A-1), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.140%, 11/2/2011	11,600,000
15,300,000		Denver, CO City & County School District No. 01, (Series 2011 A-2), (JPMorgan Chase Bank, N.A. LOC, Assured Guaranty Municipal Corp. INS), 0.130%, 11/2/2011	15,300,000
7,550,000		District of Columbia Revenue, (Series 2008), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/3/2011	7,550,000
20,360,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 0.240%, 11/3/2011	20,360,000
25,835,000	[1,2]	Elsinore Valley, CA Municipal Water District, Solar Eclipse (Series 2007-0069), (U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	25,835,000
33,900,000		Greene County Development Authority, Reynolds Lodge, (LLC Series 2000 A), (U.S. Bank, N.A. LOC), 0.170%, 11/2/2011	33,900,000
7,040,000		Harris County, TX Hospital Distict, Senior Lien Refunding Revenue Bonds (Series 2010), (JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	7,040,000
4,835,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments), (Citibank NA, New York LOC), 0.210%, 11/2/2011	4,835,000
22,000,000		Houston, TX Combined Utility System, (Series 2004B-6), (Bank of Nova Scotia, Toronto LOC), 0.060%, 11/3/2011	22,000,000
30,300,000		Illinois Development Finance Authority IDB, 0.120%, 11/2/2011	30,300,000
12,515,000		Illinois Finance Authority, (Series 2004), (JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/2/2011	12,515,000
127,900,000		Illinois Finance Authority, (Series 2008C-1), 0.130%, 11/2/2011	127,900,000
63,015,000		Illinois Finance Authority, (Subseries C-3A), 0.190%, 11/2/2011	63,015,000
50,345,000		Illinois Health Facilities Authority, (Series 2003), (JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/2/2011	50,345,000
13,500,000		Illinois State Toll Highway Authority, (2007 Series A-2d), (Wells Fargo Bank, N.A. LOC), 0.110%, 11/3/2011	13,500,000
24,100,000		Indiana State Finance Authority (Health System Bonds), (Series2008H), (JPMorgan Chase Bank, N.A. LOC), 0.120%, 11/2/2011	24,100,000
5,560,000		Indiana State Finance Authority (Hospital Revenue Bonds), (Series 2009C), (PNC Bank, N.A. LOC), 0.100%, 11/2/2011	5,560,000
35,700,000		Iowa Finance Authority — Health Facilities, (Series 2009E), (Bank of America N.A. LOC), 0.250%, 11/1/2011	35,700,000
37,115,000		JEA, FL Electric System, (Series Three 2008B-3), 0.170%, 11/2/2011	37,115,000
400,500,000		JPMorgan Chase Bank, N.A., 0.286%, 11/28/2011	400,499,881
17,865,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance (Series 2007B-2), (PNC Bank, N.A. LOC), 0.190%, 11/2/2011	17,865,000
3,745,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.240%, 11/2/2011	3,745,000
1,750,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/2/2011	1,750,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A), (U.S. Bank, N.A. LOC), 0.120%, 11/2/2011	4,300,000
1,195,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/2/2011	1,195,000
22,695,000		Leeds, AL, (Series 2006-A), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/3/2011	22,695,000
24,665,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.220%, 11/2/2011	24,665,000
54,925,000		MTA Transportation Revenue, (Series 2002G-1), (Bank of Nova Scotia, Toronto LOC), 0.090%, 11/3/2011	54,925,000
15,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/2/2011	15,000,000
57,440,000		Miami-Dade County, FL School Board, (Series 2008C), (Wells Fargo Bank, N.A. LOC), 0.130%, 11/3/2011	57,440,000
25,000,000		Michigan Finance Authority, (Series 2010-A), (Bank of America N.A. LOC), 0.210%, 11/3/2011	25,000,000
8,500,000		Michigan State Hospital Finance Authority, (Series 2008B), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/2/2011	8,500,000
19,300,000		Michigan Strategic Fund, (Series 2008), (Bank of America N.A. LOC), 0.250%, 11/2/2011	19,300,000
8,820,000		Mississippi Business Finance Corp., 2007-B PSL-North America, LLC, (Wells Fargo Bank, N.A. LOC), 0.300%, 11/3/2011	8,820,000
10,000,000		Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.550%, 11/3/2011	10,000,000
14,000,000		Missouri State HEFA, (Series 2008B), (Bank of America N.A. LOC), 0.180%, 11/2/2011	14,000,000
300,000,000		National Australia Bank Ltd., Melbourne, 0.323%, 11/16/2011	299,996,301
447,000,000		National Australia Bank Ltd., Melbourne, 0.333%, 11/14/2011	447,000,000
8,630,287	[1,2]	Nevada Housing Division, GS Trust (Series 2007-116TP), (Wells Fargo & Co. LOC), 0.150%, 11/3/2011	8,630,287
10,000,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.200%, 11/3/2011	10,000,000
4

Principal Amount		Value
$11,400,000	New Mexico State Finance Authority, (Series 2008-D), (Royal Bank of Canada, Montreal LOC), 0.180%, 11/3/2011	11,400,000
39,500,000	New York City, NY Municipal Water Finance Authority, (Second General Resolution Revenue Bonds) (Fiscal 2008 Series BB-2), 0.140%, 11/3/2011	39,500,000
17,400,000	New York City, NY, (Fiscal 1995 Series F-3), (JPMorgan Chase Bank, N.A. LOC), 0.110%, 11/2/2011	17,400,000
15,600,000	New York City, NY, (Fiscal 2004 Series A-2), (Bank of America N.A. LOC), 0.220%, 11/2/2011	15,600,000
46,885,000	New York City, NY, (Fiscal 2004 Series H-6), (Bank of America N.A. LOC), 0.130%, 11/2/2011	46,885,000
42,000,000	New York State Dormitory Authority, (Series 2006A-1), (Bank of America N.A. LOC), 0.170%, 11/2/2011	42,000,000
70,000,000	New York State Dormitory Authority, Consolidated Fifth General Resolution Revenue Bonds (Series 2008C), (Bank of America N.A. LOC), 0.220%, 11/3/2011	70,000,000
25,130,000	New York State HFA, 8 East 102nd Street Housing (Series 2010A), (Bank of America N.A. LOC), 0.170%, 11/2/2011	25,130,000
10,515,000	North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.240%, 11/3/2011	10,515,000
73,800,000	Novant Health, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/2/2011	73,800,000
10,700,000	Ohio State Higher Educational Facility Commission, (Series A), (JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	10,700,000
4,955,000	Palm Desert Financing Authority, Emergency Independence Progam (Series 2009), (Wells Fargo Bank, N.A. LOC), 0.270%, 11/3/2011	4,955,000
5,300,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.210%, 11/2/2011	5,300,000
51,785,000	Pittsburgh, PA Water & Sewer Authority, (Series C-2 of 2008) (Subordinate Bonds), (Assured Guaranty Municipal Corp. INS), 0.250%, 11/3/2011	51,785,000
7,645,000	Port of Portland, OR Airport, (Subseries 18A), (U.S. Bank, N.A. LOC), 0.110%, 11/2/2011	7,645,000
20,380,000	Port of Portland, OR Airport, (Subseries 18B), (Wells Fargo Bank, N.A. LOC), 0.140%, 11/2/2011	20,380,000
77,100,000	Port of Tacoma, WA, (Series 2008B: Subordinate Lien), (Bank of America N.A. LOC), 0.160%, 11/1/2011	77,100,000
17,220,000	Presbyterian Home and Services of New Jersey Obligated Group, (Series 1998-B2), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/2/2011	17,220,000
8,800,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, (Series 2003), (U.S. Bank, N.A. LOC), 0.340%, 11/3/2011	8,800,000
224,700,000	Rabobank Nederland NV, Utrecht, 0.321%, 11/7/2011	224,700,000
9,000,000	Rabobank Nederland NV, Utrecht, 0.323%, 11/14/2011	9,001,670
200,000,000	Rabobank Nederland NV, Utrecht, 0.333%, 11/8/2011	200,000,000
275,000,000	Rabobank Nederland NV, Utrecht, 0.339%, 11/2/2011	275,000,000
255,000,000	Rabobank Nederland NV, Utrecht, 0.340%, 11/25/2011	254,993,846
385,000,000	Rabobank Nederland NV, Utrecht, 0.393%, 11/14/2011	385,000,000
25,115,000	Reno, NV Capital Improvement Revenue Bonds, (Series 2005A), (Bank of America N.A. LOC), 0.180%, 11/3/2011	25,115,000
20,000,000	Riverside County, CA Asset Leasing Corp., (Series 2008A: Southwest Justice Center), (Union Bank, N.A. LOC), 0.120%, 11/2/2011	20,000,000
6,660,000	Roman Catholic Bishop of San Jose, CA, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	6,660,000
5,000,000	Sabri Arac, The Quarry Lane School (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	5,000,000
29,000,000	Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.240%, 11/3/2011	29,000,000
33,600,000	San Francisco, CA City & County Airport Commission, (Second Series) (Issue 36A), (Wells Fargo Bank, N.A. LOC), 0.100%, 11/2/2011	33,600,000
3,095,000	San Francisco, CA City & County Airport Commission, (Series 2010 A-2), (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/2/2011	3,095,000
23,350,000	San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 7, (Series 2005A: Hunters Point Shipyard Phase One), (JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	23,350,000
400,000	Seeber USA LLP, (Series 2000), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/2/2011	400,000
12,080,000	Spira Millenium LLC, (Series 2001), (Bank of America N.A. LOC), 1.050%, 11/3/2011	12,080,000
780,000	St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.360%, 11/3/2011	780,000
20,010,000	Svenska Handelsbanken, Stockholm, 0.678%, 1/30/2012	20,017,204
25,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-1), (Bank of America N.A. LOC), 0.180%, 11/2/2011	25,000,000
23,445,000	Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2008C-2), (Bank of America N.A. LOC), 0.180%, 11/2/2011	23,445,000
39,805,000	Texas State, Veterans' Housing Assistance Program (Series 2006A), 0.140%, 11/2/2011	39,805,000
17,350,000	The Chestnut Partnership, (Series 1999), (Bank of America N.A. LOC), 0.240%, 11/3/2011	17,350,000
200,000,000	Toronto Dominion Bank, 0.323%, 11/14/2011	200,000,000
40,000,000	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000AB), (Assured Guaranty Municipal Corp. INS), 0.130%, 11/2/2011	40,000,000
24,765,000	Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	24,765,000
900,000	Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/2/2011	900,000
5

Principal Amount			Value
$400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.329%, 11/3/2011	399,972,250
400,000,000		Westpac Banking Corp. Ltd., Sydney, 0.333%, 11/14/2011	400,000,000
515,000,000		Westpac Banking Corp. Ltd., Sydney, 0.333%, 11/16/2011	514,968,336
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.333%, 11/9/2011	300,000,000
44,000,000		Westpac Banking Corp. Ltd., Sydney, 0.343%, 11/17/2011	44,000,000
300,000,000		Westpac Banking Corp. Ltd., Sydney, 0.389%, 11/2/2011	300,000,000
8,800,000		Winder-Barrow County, GA Joint Development Authority, (Series 2004: Solid Waste Disposal Revenue Bonds), (Wells Fargo Bank, N.A. LOC), 0.130%, 11/3/2011	8,800,000
7,680,000		Yeshivas Novominsk, (Series 2008), (TD Bank, N.A. LOC), 0.240%, 11/3/2011	7,680,000
		TOTAL	7,882,051,775
		Finance - Commercial – 0.7%
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.253%, 11/10/2011	25,000,000
40,000,000		Fairway Finance Co. LLC, 0.253%, 11/14/2011	40,000,000
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.254%, 11/21/2011	30,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.259%, 11/3/2011	50,000,000
50,000,000		Fairway Finance Co. LLC, 0.262%, 11/9/2011	50,000,000
50,000,000		Fairway Finance Co. LLC, 0.273%, 11/9/2011	50,000,000
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.274%, 11/21/2011	50,000,000
26,005,000		Pitney Road Partners LLC, (Series 2008), (General Electric Capital Corp. LOC), 0.280%, 11/3/2011	26,005,000
13,715,000	[1,2]	The Anderson's, Inc., (Series 2008), (General Electric Capital Corp. LOC), 0.280%, 11/3/2011	13,715,000
		TOTAL	334,720,000
		Government Agency – 0.5%
24,780,000		COG Leasing Co. LLP, (Series 2007), (FHLB of Des Moines LOC), 0.240%, 11/3/2011	24,780,000
26,655,000		California HFA, (Series 2005F), 0.100%, 11/2/2011	26,655,000
6,640,000		California HFA, (Series 2006 B), 0.160%, 11/2/2011	6,640,000
36,020,000		Capital Trust Agency, FL, (FNMA LOC), 0.210%, 11/3/2011	36,020,000
4,005,000		Grand Pointe II Ltd. Partnership, (Series 1999), Globe Apartments, (FHLB of Indianapolis LOC), 0.320%, 11/3/2011	4,005,000
8,290,000		Helmholdt Capital, LLC, (Series 2007-A), (FHLB of San Francisco LOC), 0.270%, 11/3/2011	8,290,000
6,015,000		Jaxon Arbor, LLC, (Series 2002-A), (FHLB of Indianapolis LOC), 0.270%, 11/3/2011	6,015,000
74,115,000		Nebraska Investment Finance Authority, (2010 Series B), 0.130%, 11/2/2011	74,115,000
17,725,000		Pinnacle Ridge Apartments LP, (Series 2006), (FHLB of Dallas LOC), 0.300%, 11/3/2011	17,725,000
10,355,000		Tack Capital Co., (FHLB of New York LOC), 0.220%, 11/3/2011	10,355,000
		TOTAL	214,600,000
		Insurance – 0.1%
40,920,000	[1,2]	Chicago, IL Board of Education, MERLOTS (Series 2008-C6), (Assured Guaranty Corp. INS), 0.140%, 11/2/2011	40,920,000
		Municipal – 0.1%
25,940,000		Loudoun County, VA IDA, (Series 2003A), 0.060%, 11/2/2011	25,940,000
		University – 0.2%
68,000,000		University of California, (Series 2011 Y-2), 0.319%, 11/1/2011	68,000,000
17,000,000		University of California, (Series 2011 Z-1), 0.140%, 11/3/2011	17,000,000
17,000,000		University of California, (Series 2011 Z-2), 0.150%, 11/3/2011	17,000,000
		TOTAL	102,000,000
		TOTAL NOTES — VARIABLE	8,601,556,775
		Time Deposit – 2.8%
		Finance - Banking – 2.8%
930,000,000		Societe Generale, Paris, 0.080% - 0.150%, 11/1/2011	930,000,000
300,000,000		Svenska Handelsbanken, Stockholm, 0.070%, 11/1/2011	300,000,000
		TOTAL TIME DEPOSIT	1,230,000,000
6

Principal Amount			Value
		U.S. Treasury Note – 0.9%
		U.S. Treasury Note – 0.9%
$397,000,000		United States Treasury, 0.750%, 11/30/2011	397,140,364
		Variable Medium Term Note – 0.2%
		Finance - Commercial – 0.2%
100,000,000	[3]	General Electric Capital Corp., 0.592%, 1/27/2012	100,016,394
		Repurchase Agreements – 1.2%
530,087,000		Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	530,087,000
25,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,006,667 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 8/16/2043 and the market value of those underlying securities was $2,045,529,356.	25,000,000
		TOTAL REPURCHASE AGREEMENTS	555,087,000
		TOTAL INVESTMENTS — 99.9% (AT AMORTIZED COST)[5]	44,656,923,370
		OTHER ASSETS AND LIABILITIES - NET — 0.1%[6]	27,186,796
		TOTAL NET ASSETS — 100%	$44,684,110,166
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $5,659,841,630, which represented 12.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $5,659,841,630, which represented 12.7% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

7

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
FNMA	— Federal National Mortgage Association
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
8

Federated Prime Value Obligations Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Asset-Backed Securities – 4.3%
		Finance - Automotive – 2.3%
$15,358,147		AmeriCredit Automobile Receivables Trust 2011-3, Class A1, 0.277%, 7/9/2012	15,358,147
30,000,000		Honda Auto Receivables Trust 2011-3, Class A1, 0.398%, 10/22/2012	30,000,000
206,418	[1,2]	SMART (Series 2011-1US) Trust, Class A1, 0.432%, 3/14/2012	206,418
16,773,914		Santander Drive Auto Receivables Trust 2011-1, Class A1, 0.312%, 5/15/2012	16,773,914
16,794,565		Santander Drive Auto Receivables Trust 2011-2, Class A1, 0.286%, 6/15/2012	16,794,565
72,796,389		Santander Drive Auto Receivables Trust 2011-3, Class A1, 0.372%, 9/17/2012	72,796,389
28,000,000		Santander Drive Auto Receivables Trust 2011-4, Class A1, 0.419%, 10/15/2012	28,000,000
7,281,724		World Omni Automobile Lease Securitization Trust 2011-A, Class A1, 0.301%, 4/16/2012	7,281,724
		TOTAL	187,211,157
		Finance - Equipment – 1.2%
65,498,292		CNH Equipment Trust 2011-A, Class A1, 0.336%, 5/15/2012	65,498,292
3,045,747	[1,2]	GE Equipment Small Ticket LLC, (Series 2011-1), Class A1, 0.382%, 2/21/2012	3,045,747
12,491,268		GE Equipment Transportation LLC, (Series 2011-1), Class A1, 0.294%, 7/20/2012	12,491,268
12,825,530	[1,2]	MMAF Equipment Finance LLC 2011-A, Class A1, 0.323%, 8/15/2012	12,825,530
7,695,529	[1,2]	Macquarie Equipment Funding Trust 2011-A, Class A1, 0.432%, 3/20/2012	7,695,529
		TOTAL	101,556,366
		Finance - Retail – 0.8%
5,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-1, Class A1, 0.383%, 11/15/2011	5,000,000
57,000,000	[1,2,3]	Holmes Master Issuer PLC 2011-3, Class A1, 0.373%, 11/15/2011	57,000,000
		TOTAL	62,000,000
		TOTAL ASSET-BACKED SECURITIES	350,767,523
		Bank Note – 1.2%
		Finance - Banking – 1.2%
100,000,000		Bank of America N.A., 0.310%, 11/30/2011	100,000,000
		Certificates of Deposit – 27.6%
		Finance - Banking – 27.6%
118,000,000		BNP Paribas SA, 0.390% - 0.450%, 11/14/2011 - 11/23/2011	118,000,000
100,000,000	[3]	Bank of Montreal, 0.393%, 11/14/2011	100,000,000
150,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.320%, 12/1/2011 - 12/7/2011	150,000,000
200,000,000		Barclays Bank PLC, 0.390% - 0.790%, 11/1/2011 - 1/27/2012	200,000,000
20,000,000		Barclays Bank PLC, 0.810%, 1/25/2012	20,000,000
200,000,000		Credit Agricole Corporate and Investment Bank, 0.370% - 0.520%, 11/10/2011 - 11/14/2011	200,000,000
155,000,000	[3]	Credit Suisse, Zurich, 0.333%, 11/8/2011	155,000,000
40,000,000		Credit Suisse, Zurich, 0.380%, 2/10/2012	40,000,000
175,000,000		Deutsche Bank AG, 0.350% - 0.450%, 11/28/2011 - 1/23/2012	175,000,395
50,000,000	[3]	Deutsche Bank AG, 0.548%, 11/21/2011	50,000,000
327,000,000		Mizuho Corporate Bank Ltd., 0.320% - 0.420%, 11/28/2011 - 1/27/2012	327,000,000
50,000,000	[3]	National Australia Bank Ltd., Melbourne, 0.393%, 11/14/2011	50,000,000
100,000,000		Natixis, 0.300%, 11/2/2011	100,000,000
100,000,000		Rabobank Nederland NV, Utrecht, 0.580%, 4/27/2012	100,000,000
50,000,000	[3]	Royal Bank of Canada, Montreal, 0.413%, 11/14/2011	50,000,000
30,000,000		Royal Bank of Canada, Montreal, 0.570%, 10/11/2012	30,000,000
163,000,000		Societe Generale, Paris, 0.370% - 0.550%, 11/14/2011 - 11/18/2011	163,000,000
200,000,000		Svenska Handelsbanken, Stockholm, 0.220% - 0.580%, 11/2/2011 - 4/20/2012	200,000,014
		TOTAL CERTIFICATES OF DEPOSIT	2,228,000,409
1

Principal Amount			Value
		Collateralized Loan Agreements – 10.4%
		Finance - Banking – 10.4%
$47,000,000		BNP Paribas Securities Corp., 0.355%, 11/1/2011	47,000,000
100,000,000		Barclays Capital, Inc., 0.487%, 11/30/2011	100,000,000
145,800,000	[3]	Citigroup Global Markets, Inc., 0.580% - 0.870%, 11/1/2011 - 12/16/2011	145,800,000
150,000,000		Credit Suisse Securities (USA) LLC, 0.355% - 0.710%, 11/21/2011 - 1/6/2012	150,000,000
150,000,000		Deutsche Bank Securities, Inc., 0.487%, 11/1/2011	150,000,000
50,000,000		J.P. Morgan Securities LLC, 0.537%, 11/8/2011	50,000,000
50,000,000	[3]	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.680%, 11/1/2011	50,000,000
58,000,000		Mizuho Securities USA, Inc., 0.284%, 11/1/2011	58,000,000
90,000,000	[3]	RBS Securities, Inc., 0.480%, 11/1/2011	90,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	840,800,000
		Commercial Paper – 17.2%[4]
		Aerospace/Auto – 0.3%
7,000,000	[1,2]	Nissan Motor Acceptance Corp., (Nissan Motor Co., Ltd. Support Agreement), 0.350%, 11/14/2011	6,999,115
16,500,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.370%, 11/4/2011 - 11/14/2011	16,498,310
		TOTAL	23,497,425
		Consumer Products – 0.4%
36,000,000	[1,2]	Diageo Capital PLC, (GTD by Diageo PLC), 0.420% - 0.450%, 12/1/2011 - 12/12/2011	35,982,038
		Electric Power – 0.1%
6,000,000		Virginia Electric & Power Co., 0.360%, 11/10/2011	5,999,460
		Finance — Banking – 8.8%
250,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.300% - 0.501%, 11/1/2011 - 1/4/2012	249,903,333
360,000,000		ING (U.S.) Funding LLC, 0.340% - 0.400%, 12/6/2011 - 1/17/2012	359,725,159
100,000,000	[1,2]	Matchpoint Master Trust, 0.750%, 11/18/2011	99,964,583
		TOTAL	709,593,075
		Finance - Commercial – 4.1%
100,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.451%, 11/7/2011	99,992,500
228,000,000	[1,2]	Versailles Commercial Paper LLC, 0.700%, 11/2/2011 - 11/14/2011	227,966,322
		TOTAL	327,958,822
		Finance - Retail – 1.9%
91,000,000	[1,2]	Barton Capital LLC, 0.700%, 11/15/2011	90,975,228
30,000,000	[1,2]	Salisbury Receivables Company LLC, 0.320% - 0.350%, 11/14/2011 - 11/16/2011	29,996,104
35,000,000	[1,2]	Sheffield Receivables Corp., 0.310%, 11/8/2011	34,997,890
		TOTAL	155,969,222
		Machinery/Equipment/Auto – 0.5%
37,000,000	[1,2]	Harley-Davidson Funding Corp., (Harley-Davidson, Inc. Support Agreement), 0.360% - 0.390%, 11/3/2011 - 12/8/2011	36,993,738
		Media – 0.3%
26,000,000	[1,2]	NBCUniversal Media, LLC, 0.370% - 0.380%, 11/8/2011 - 11/17/2011	25,996,863
		Oil & Oil Finance – 0.4%
33,000,000	[1,2]	Devon Energy Corp., 0.250%, 11/14/2011	32,997,021
		Retail – 0.2%
17,000,000		Safeway Inc., 0.360%, 11/22/2011	16,996,430
		Telecommunications – 0.2%
17,000,000	[1,2]	Verizon Communications, Inc., 0.400%, 11/4/2011	16,999,433
		TOTAL COMMERCIAL PAPER	1,388,983,527
		Corporate Bonds – 3.2%
		Finance - Banking – 1.9%
150,000,000	[3]	JPMorgan Chase Bank, N.A., 0.285%, 11/21/2011	150,000,000
7,000,000		Rabobank Nederland NV, Utrecht, 5.000%, 1/25/2012	7,071,440
		TOTAL	157,071,440
2

Principal Amount			Value
		Finance - Commercial – 1.3%
$52,580,000		General Electric Capital Corp., 3.500%, 8/13/2012	53,699,235
2,000,000		General Electric Capital Corp., 4.250%, 6/15/2012	2,044,318
44,872,000		General Electric Capital Corp., 6.000%, 6/15/2012	46,363,495
		TOTAL	102,107,048
		TOTAL CORPORATE BONDS	259,178,488
		Government Agency – 0.6%
		Government Agency – 0.6%
50,000,000	[1,2,4]	Straight A Funding, LLC (Unconditional Liquidity Support from Federal Financing Bank), Discount Notes, 0.240%, 11/2/2011	49,999,667
		Municipal Bond – 0.7%
		Finance - Banking – 0.7%
53,800,000	[1,2,3]	Nuveen Michigan Premium Income Municipal Fund, Inc., Variable Rate MuniFund Term Preferred Shares, Weekly VRDPs (Series 2014), (GTD by Citibank NA, New York), 0.250%, 11/3/2011	53,800,000
		Notes - Variable – 15.6%[3]
		Chemicals – 0.2%
12,500,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2000), (GTD by Air Products & Chemicals, Inc.), 0.140%, 11/2/2011	12,500,000
		Finance - Banking – 14.6%
10,895,000		Advance Packaging Corp., (Series 2006), (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	10,895,000
40,000		Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Bank of America N.A. LOC), 0.280%, 11/3/2011	40,000
112,500,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 0.331%, 11/7/2011	112,500,000
3,590,000		Baramax LLC, (Series 2002), (TD Bank, N.A. LOC), 0.390%, 11/2/2011	3,590,000
50,000,000		Barclays Bank PLC, 0.665%, 11/28/2011	50,000,000
5,775,000		Bethesda Country Club, Inc., (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	5,775,000
10,520,000		Boldt Healthcare Properties, LLC, (Series 2008A), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	10,520,000
12,350,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.470%, 11/3/2011	12,350,000
5,355,000		Capital Markets Access Co. LC, (Series 2006K), ESC Properties, LLC., (Compass Bank, Birmingham LOC), 0.620%, 11/3/2011	5,355,000
6,325,000		Capital Markets Access Co. LC, ML Destiny Plaza, LLC, (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	6,325,000
5,090,000		Capital Markets Access Co. LC, Pelican I&II Project, (Series 2006), (SunTrust Bank LOC), 0.500%, 11/2/2011	5,090,000
303,000		Capital One Funding Corp., (Series 1996-C), (JPMorgan Chase Bank, N.A. LOC), 0.230%, 11/3/2011	303,000
10,555,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.340%, 11/3/2011	10,555,000
4,095,000		Century Drive Associates, (Series 2001), (TD Bank, N.A. LOC), 0.340%, 11/2/2011	4,095,000
4,400,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	4,400,000
245,000,000	[1,2]	Commonwealth Bank of Australia, 0.330%, 11/7/2011	245,000,000
7,565,000		Connecticut Water Co., (Series 2004), (RBS Citizens Bank N.A. LOC), 0.470%, 11/2/2011	7,565,000
5,335,000		DJD Investments, LLC, (Series 2004), (RBC Bank (USA) LOC), 0.230%, 11/3/2011	5,335,000
3,840,000		Dellridge Care Center LP, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	3,840,000
505,000	[1,2]	Engle Printing & Publishing, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 11/4/2011	505,000
1,040,000		Engle Printing & Publishing, (Series 2003), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 11/4/2011	1,040,000
48,490,000		Fiore Capital LLC, (Series 2005-A), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	48,490,000
10,785,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.500%, 11/3/2011	10,785,000
1,840,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 11/4/2011	1,840,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC (Series 2000B), (SunTrust Bank LOC), 0.500%, 11/2/2011	16,700,000
3,580,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	3,580,000
141,000,000		JPMorgan Chase Bank, N.A., 0.286%, 11/28/2011	141,000,000
4,210,000		Lee County, FL IDA, Bonita Community Health Center, (Series 1999B), (Fifth Third Bank, Cincinnati LOC), 0.470%, 11/4/2011	4,210,000
16,010,000		Madison Hotel Investors I LLC, (Series 2005 A), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	16,010,000
8,120,000		Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.420%, 11/3/2011	8,120,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A) Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	16,000,000
17,570,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	17,570,000
3

Principal Amount			Value
$3,380,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.590%, 11/1/2011	3,380,000
3,000,000		Nassau County, NY IDA, Brush Hollow Project, (Series 2006-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 11/3/2011	3,000,000
26,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower), (RBS Citizens Bank N.A. LOC), 0.170%, 11/2/2011	26,000,000
6,845,000		New York City Housing Development Corp., (Series 2009 A2), (RBS Citizens Bank N.A. LOC), 0.240%, 11/2/2011	6,845,000
50,500,000		New York City Housing Development Corp., (Series 2009-A1), (RBS Citizens Bank N.A. LOC), 0.230%, 11/2/2011	50,500,000
31,085,000		New York City Housing Development Corp., (Series 2010-A2), (RBS Citizens Bank N.A. LOC), 0.240%, 11/2/2011	31,085,000
15,315,000		PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.260%, 11/3/2011	15,315,000
19,685,000		Pinellas County, FL Health Facility Authority, (Series 2004), (SunTrust Bank LOC), 0.230%, 11/1/2011	19,685,000
85,000,000		Rabobank Nederland NV, Utrecht, 0.333%, 11/8/2011	85,000,000
40,000,000		Rabobank Nederland NV, Utrecht, 0.393%, 11/14/2011	40,000,000
4,260,000		River Road Marietta LP, (Series 2006), (Fulton Bank LOC), 1.800%, 11/3/2011	4,260,000
23,665,000		Saber Management, LLC, (RBS Citizens Bank N.A. LOC), 0.230%, 11/3/2011	23,665,000
5,840,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.390%, 11/3/2011	5,840,000
17,470,000		Southeastern California Conference of Seventh-Day Adventists, (Series 2008), (Bank of America N.A. LOC), 0.240%, 11/3/2011	17,470,000
7,795,000		Team Rahal, Inc., (Series 2002), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 11/4/2011	7,795,000
15,000,000		Texas State, Veterans' Housing Assistance Program, Fund II (Series 2004B), 0.160%, 11/2/2011	15,000,000
6,870,000		Urban Campus Environments LLC, (Series 2006), (Wells Fargo Bank, N.A. LOC), 0.220%, 11/3/2011	6,870,000
412,000		Vista Funding Corp., (Series 1995-D), (Fifth Third Bank, Cincinnati LOC), 0.400%, 11/3/2011	412,000
7,895,000		WCN Properties, Inc., (Series 2), (Fulton Bank LOC), 1.800%, 11/3/2011	7,895,000
5,590,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 11/4/2011	5,590,000
4,675,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.600%, 11/2/2011	4,675,000
6,910,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.290%, 11/3/2011	6,910,000
3,000,000		York County, PA IDA, (Series 2003-B), (Insured by Assured Guaranty Municipal Corp.), 2.650%, 11/3/2011	3,000,000
		TOTAL	1,179,575,000
		Finance — Retail – 0.5%
43,000,000		AFS Insurance Premium Receivables Trust, (Series 1994-A), 0.798%, 11/15/2011	43,000,000
		Government Agency – 0.3%
17,550,000		Aquarium Parking Deck, LLC, (Series 2005), (FHLB of Atlanta LOC), 0.200%, 11/2/2011	17,550,000
8,965,000		Frogtown LLC, (Series 2004), (FHLB of Cincinnati LOC), 0.450%, 11/3/2011	8,965,000
		TOTAL	26,515,000
		TOTAL NOTES — VARIABLE	1,261,590,000
		Time Deposit – 3.7%
		Finance - Banking – 3.7%
300,000,000		Lloyds TSB Bank PLC, London, 0.070%, 11/1/2011	300,000,000
		Variable Medium Term Notes – 2.5%
		Finance - Banking – 2.5%
50,000,000	[3]	Rabobank Nederland NV, Utrecht, 0.396%, 11/29/2011	50,010,585
150,000,000	[1,2,3]	Svenska Handelsbanken, Stockholm, 0.342%, 11/17/2011	150,000,000
		TOTAL VARIABLE MEDIUM TERM NOTES	200,010,585
		Repurchase Agreements – 12.6%
471,931,000		Interest in $4,715,000,000 joint repurchase agreement 0.12%, dated 10/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $4,715,015,717 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $4,851,412,749.	471,931,000
4

Principal Amount		Value
$550,000,000	Interest in $1,150,000,000 joint repurchase agreement 0.13%, dated 10/31/2011 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $1,150,004,153 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2046 and the market value of those underlying securities was $1,176,167,545.	550,000,000
	TOTAL REPURCHASE AGREEMENTS	1,021,931,000
	TOTAL INVESTMENTS — 99.6% (AT AMORTIZED COST)[5]	8,055,061,199
	OTHER ASSETS AND LIABILITIES - NET — 0.4%[6]	28,980,976
	TOTAL NET ASSETS — 100%	$8,084,042,175
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $1,703,840,369, which represented 21.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $1,703,840,369, which represented 21.1% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

FHLB	— Federal Home Loan Bank
GTD	— Guaranteed
IDA	— Industrial Development Authority
LOC	— Letter of Credit
VRDPs	— Variable Rate Demand Preferreds

5

Federated Tax-Free Obligations Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		SHORT-TERM MUNICIPALS – 100.0%[1,2]
		Alabama – 3.6%
$4,800,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.140%, 11/3/2011	4,800,000
20,715,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-0046) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	20,715,000
1,000,000	[3,4]	Alabama State Public School & College Authority, P-FLOATs (Series MT-719) Weekly VRDNs (Bank of America N.A. LIQ), 0.200%, 11/3/2011	1,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.140%, 11/3/2011	8,000,000
11,295,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.190%, 11/3/2011	11,295,000
82,360,000		Mobile County, AL IDA, (Series 2010A: Recovery Zone Facility) Weekly VRDNs (SSAB Alabama, Inc.)/(Svenska Handelsbanken, Stockholm LOC), 0.140%, 11/3/2011	82,360,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.140%, 11/1/2011	12,000,000
31,000,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.75% TOBs (Alabama Power Co.), Mandatory Tender 8/22/2012	31,000,000
2,000,000		Pell, AL Special Care Facilities Financing Authority, (Series 2009-A) Weekly VRDNs (Noland Health Services, Inc.)/(U.S. Bank, N.A. LOC), 0.140%, 11/3/2011	2,000,000
13,215,000	[3,4]	Trussville, AL, Solar Eclipse (Series 2007-0105) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	13,215,000
17,000,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/2/2011	17,000,000
7,600,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/2/2011	7,600,000
49,000,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(JPMorgan Chase Bank, N.A. LOC), 0.190%, 11/2/2011	49,000,000
10,925,000		Tuscaloosa County, AL Port Authority, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.180%, 11/3/2011	10,925,000
43,540,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	43,540,000
9,175,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(UBS AG LOC), 0.110%, 11/2/2011	9,175,000
		TOTAL	323,625,000
		Arizona – 2.0%
20,000,000		Ak-Chin Indian Community, AZ, (Series 2008) Weekly VRDNs (Bank of America N.A. LOC), 0.180%, 11/3/2011	20,000,000
2,250,000		Arizona Health Facilities Authority, (2008 Series B) Weekly VRDNs (Catholic Healthcare West)/(Bank of America N.A. LOC), 0.160%, 11/2/2011	2,250,000
800,000		Arizona Health Facilities Authority, (Series 1994) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/3/2011	800,000
3,200,000		Arizona Health Facilities Authority, (Series 2000) Weekly VRDNs (University Physicians, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.290%, 11/3/2011	3,200,000
21,925,000	[3,4]	Arizona State, Stage Trust (Series 2011-9C), 0.23% TOBs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/26/2012	21,925,000
56,200,000		Phoenix, AZ Civic Improvement Corp. — Wastewater System, (Series 2009), 0.25% CP (Bank of America N.A. LOC), Mandatory Tender 12/6/2011	56,200,000
6,750,000		Phoenix, AZ IDA, (Series 2000) Weekly VRDNs (Copper Palms Apartments)/(FHLMC LOC), 0.130%, 11/2/2011	6,750,000
2,415,000		Phoenix, AZ IDA, (Series 2002) Weekly VRDNs (Jewell McFarland Lewis Fresh Start Women's Resource Center)/(Bank of America N.A. LOC), 0.500%, 11/3/2011	2,415,000
4,905,000		Phoenix, AZ IDA, (Series 2008) Weekly VRDNs (Southwestern College of Phoenix)/(Comerica Bank LOC), 0.240%, 11/3/2011	4,905,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificate (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank LIQ), 0.150%, 11/3/2011	7,845,000
8,000,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, ROCs (Series 12276) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 11/3/2011	8,000,000
3,345,000		Sierra Vista, AZ IDA, (Series 2001A) Weekly VRDNs (Mountain Steppes Properties LLC)/(FNMA LOC), 0.140%, 11/3/2011	3,345,000
3,210,000		Sun Devil Energy Center LLC, AZ, (Series 2008) Weekly VRDNs (Arizona State University)/(Assured Guaranty Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.190%, 11/2/2011	3,210,000

Principal Amount			Value
$11,000,000		Yavapai County, AZ IDA — Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.220%, 11/3/2011	11,000,000
28,845,000	[3,4]	Yuma, AZ Municipal Property Corp., Solar Eclipse (Series 2007-0115) Weekly VRDNs (Yuma, AZ)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	28,845,000
		TOTAL	180,690,000
		California – 9.0%
10,680,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 1998) Weekly VRDNs (The Harker School Foundation)/(U.S. Bank, N.A. LOC), 0.120%, 11/2/2011	10,680,000
245,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2005) Weekly VRDNs (Francis Parker School)/(U.S. Bank, N.A. LOC), 0.120%, 11/3/2011	245,000
18,105,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Series 2007) Weekly VRDNs (Harker School)/(U.S. Bank, N.A. LOC), 0.120%, 11/2/2011	18,105,000
16,750,000	[3,4]	ABAG Finance Authority for Non-Profit Corporations, CA, Stage Trust (Series 2011-17C) Weekly VRDNs (Sharp Healthcare)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.130%, 11/3/2011	16,750,000
17,000,000		California Health Facilities Financing Authority, (Series 2006E), 0.35% CP (Kaiser Permanente), Mandatory Tender 3/8/2012	17,000,000
5,970,000		California Infrastructure & Economic Development Bank, (Series 2006) Weekly VRDNs (Le Lycee Francais de Los Angeles)/(U.S. Bank, N.A. LOC), 0.140%, 11/3/2011	5,970,000
10,000,000		California PCFA, (Series 2010) Weekly VRDNs (Athens Services)/(Wells Fargo Bank, N.A. LOC), 0.140%, 11/2/2011	10,000,000
34,100,000		California State, (Series 2004 A-10) Weekly VRDNs (CALSTRS (California State Teachers' Retirement System) and Citibank NA, New York LOCs), 0.150%, 11/3/2011	34,100,000
28,990,000		California State, (Series 2005B-6) Daily VRDNs (KBC Bank N.V. LOC), 0.200%, 11/1/2011	28,990,000
35,500,000		California State, (Series A-1), 2.00% RANs, 5/24/2012	35,822,586
51,625,000		California State, (Series A-2), 2.00% RANs, 6/26/2012	52,161,551
15,000,000		California Statewide CDA MFH, (2009 Series E: Crossings West Apartments) Weekly VRDNs (Villas 154, L.P.)/(FHLMC LOC), 0.150%, 11/3/2011	15,000,000
6,200,000		California Statewide CDA, (Series 2004) Daily VRDNs (North Peninsula Jewish Campus)/(Bank of America N.A. LOC), 0.210%, 11/1/2011	6,200,000
17,045,000		California Statewide CDA, (Series 2004E), 0.28% CP (Kaiser Permanente), Mandatory Tender 5/10/2012	17,045,000
6,500,000		California Statewide CDA, (Series 2005A: Sweetwater Union High School District) Weekly VRDNs (Plan Nine Partners LLC)/(Union Bank, N.A. LOC), 0.220%, 11/3/2011	6,500,000
22,910,000		California Statewide CDA, (Series 2007) Weekly VRDNs (House Ear Institute)/(FHLB of San Francisco LOC), 0.160%, 11/3/2011	22,910,000
8,000,000		California Statewide CDA, (Series 2008) Weekly VRDNs (Penny Lane Centers)/(U.S. Bank, N.A. LOC), 0.150%, 11/3/2011	8,000,000
30,000,000		California Statewide CDA, (Series 2008B), 0.38% CP (Kaiser Permanente), Mandatory Tender 11/15/2011	30,000,000
31,500,000		California Statewide CDA, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.130%, 11/3/2011	31,500,000
17,300,000	[3,4]	Coast CCD, CA, SPEARs (Series DB-326) Weekly VRDNs (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.160%, 11/3/2011	17,300,000
5,250,000		Elsinore Valley, CA Water and Sewer Facilities Corp., (Series 2011A) Weekly VRDNs (Elsinore Valley, CA Municipal Water District)/(Union Bank, N.A. LOC), 0.140%, 11/2/2011	5,250,000
24,965,000	[3,4]	Grossmont, CA Healthcare District, SPEARs (Series DBE-345) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/3/2011	24,965,000
17,000,000		Irvine, CA Assessment District No. 04-20, (Series B) Daily VRDNs (KBC Bank N.V. LOC), 0.350%, 11/1/2011	17,000,000
18,000,000		Los Angeles County, CA, (Series A), 2.50% TRANs, 2/29/2012	18,127,822
30,000,000		Los Angeles County, CA, (Series B), 2.50% TRANs, 3/30/2012	30,265,220
20,000,000		Los Angeles County, CA, (Series C), 2.50% TRANs, 6/29/2012	20,275,429
12,005,000	[3,4]	Los Angeles, CA Department of Airports, Stage Trust (Series 2010-31C), 0.38% TOBs (Los Angeles International Airport)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 11/3/2011	12,005,000
14,000,000	[3,4]	Los Angeles, CA Department of Water & Power (Water Works/System), ROCs (Series 11625) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.140%, 11/3/2011	14,000,000
100,000,000		Los Angeles, CA USD, (Series A), 2.00% TRANs, 8/1/2012	101,304,995
10,065,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-E) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.110%, 11/3/2011	10,065,000
12,000,000		Los Angeles, CA Wastewater System, Subordinate Revenue Bonds (Series 2008-H) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 11/3/2011	12,000,000
21,000,000		Los Angeles, CA, (2011 Series A), 2.50% TRANs, 2/29/2012	21,151,743
12,500,000		Los Angeles, CA, (2011 Series B), 2.50% TRANs, 3/30/2012	12,612,071

Principal Amount			Value
$11,000,000		Los Angeles, CA, (2011 Series C), 2.50% TRANs, 4/30/2012	11,117,625
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 11/3/2011	10,125,000
9,415,000		Riverside County, CA Transportation Commission, (2009 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.120%, 11/3/2011	9,415,000
23,000,000		Riverside County, CA, 2.00% TRANs, 6/29/2012	23,253,547
17,300,000		San Francisco, CA City & County Redevelopment Finance Agency MFH, (Series 1992 A-1) Weekly VRDNs (Fillmore Center Associates LP)/(FHLMC LOC), 0.140%, 11/2/2011	17,300,000
25,000,000		South Coast, CA Local Education Agencies, (Series 2011B), 2.00% TRANs (Capistrano, CA USD), 5/15/2012	25,213,900
20,760,000		Southern California Public Power Authority (Power Projects), (Series 2009-1: Magnolia Power Project A) Weekly VRDNs (KBC Bank N.V. LOC), 0.550%, 11/2/2011	20,760,000
3,100,000		Tustin, CA USD, Special Tax District: Community Facilities District #07-1, (Series 2010) Daily VRDNs (Bank of America N.A. LOC), 0.200%, 11/1/2011	3,100,000
		TOTAL	803,586,489
		Colorado – 1.0%
4,835,000		Base Village, CO Metropolitan District No. 2, (Series 2008A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 11/3/2011	4,835,000
6,510,000		Base Village, CO Metropolitan District No. 2, (Series 2008B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 11/3/2011	6,510,000
1,855,000		Colorado Health Facilities Authority, (Series 1998c-1) Weekly VRDNs (Developmental Disabilities Center)/(JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/3/2011	1,855,000
10,115,000		Colorado HFA (Class I Bonds), (2009 Series A-1) Weekly VRDNs (FHLB of Topeka LIQ), 0.150%, 11/2/2011	10,115,000
8,625,000		Commerce City, CO Northern Infrastructure General Improvement District, (Series 2008) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.160%, 11/3/2011	8,625,000
11,500,000		Denver Urban Renewal Authority, Stapleton Senior Tax Increment Revenue Bonds (Series 2008A-2) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.140%, 11/3/2011	11,500,000
9,250,000		Traer Creek Metropolitan District, CO, (Series 2002) Weekly VRDNs (BNP Paribas SA LOC), 0.500%, 11/2/2011	9,250,000
15,800,000		Traer Creek Metropolitan District, CO, (Series 2004) Weekly VRDNs (BNP Paribas SA LOC), 0.500%, 11/2/2011	15,800,000
21,210,000	[3,4]	University of Colorado, Solar Eclipse (Series 2006-0066) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	21,210,000
		TOTAL	89,700,000
		Connecticut – 0.5%
17,300,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.140%, 11/3/2011	17,300,000
1,900,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Greenwich Hospital, CT)/(Bank of America N.A. LOC), 0.140%, 11/2/2011	1,900,000
17,000,000		Connecticut State HFA, (2011 Series A), 0.30% TOBs Mandatory Tender 7/25/2012	17,000,000
9,000,000		New Britain, CT, 2.00% BANs, 3/28/2012	9,046,967
		TOTAL	45,246,967
		District of Columbia – 1.8%
4,280,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.190%, 11/4/2011	4,280,000
4,830,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	4,830,000
6,950,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (American Educational Research Association)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/3/2011	6,950,000
51,380,000		District of Columbia Revenue, (Series 2007) Weekly VRDNs (Council of Foreign Relations, Inc.)/(Bank of America N.A. LOC), 0.350%, 11/3/2011	51,380,000
25,325,000		District of Columbia Revenue, (Series 2008A), 0.25% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 12/5/2011	25,325,000
4,000,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	4,000,000
14,220,000	[3,4]	District of Columbia Water & Sewer Authority, Stage Trust (Series 2008-21C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	14,220,000
27,220,000		District of Columbia, (Series 2009A), 0.28% CP (National Academy of Sciences)/(Bank of America N.A. LOC), Mandatory Tender 12/5/2011	27,220,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.140%, 11/3/2011	26,665,000
		TOTAL	164,870,000

Principal Amount			Value
		Florida – 7.2%
$8,000,000		Alachua County, FL Health Facilities Authority, (Series 2008A), 0.28% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 12/5/2011	8,000,000
28,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.25% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 12/5/2011	28,000,000
10,000,000		Alachua County, FL Health Facilities Authority, (Series 2008B), 0.28% CP (Shands Healthcare)/(Bank of America N.A. LOC), Mandatory Tender 12/5/2011	10,000,000
3,060,000		Broward County, FL HFA, (Series 1997) Weekly VRDNs (Jacaranda Village Apartments)/(HSBC Bank USA LOC), 0.140%, 11/2/2011	3,060,000
35,750,000		Broward County, FL School District, COP (Series 2004D) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/3/2011	35,750,000
28,375,000	[3,4]	Broward County, FL, Clipper Floater Certificates (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.170%, 11/3/2011	28,375,000
6,000,000		Capital Trust Agency, FL, (Series 2008A) Weekly VRDNs (Atlantic Housing Foundation Properties)/(FNMA LOC), 0.140%, 11/3/2011	6,000,000
18,000,000	[3,4]	Clipper Tax-Exempt Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.140%, 11/3/2011	18,000,000
13,250,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.140%, 11/2/2011	13,250,000
15,550,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo Bank, N.A. LIQ), 0.170%, 11/3/2011	15,550,000
4,705,000	[3,4]	Florida State, MERLOTS (Series 2008-C7) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.140%, 11/2/2011	4,705,000
500,000		Highlands County, FL Health Facilities Authority, (Series 2007B) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(Bank of Montreal LOC), 0.100%, 11/3/2011	500,000
7,500,000		Highlands County, FL Health Facilities Authority, (Series 2009A) Weekly VRDNs (Adventist Health System/Sunbelt Obligated Group)/(PNC Bank, N.A. LOC), 0.130%, 11/3/2011	7,500,000
8,075,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.170%, 11/2/2011	8,075,000
23,620,000		JEA, FL Water & Sewer System, (2008 Series A-2: Senior Revenue Bonds) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.130%, 11/2/2011	23,620,000
5,800,000		Miami-Dade County, FL IDA, (Series 2000) Weekly VRDNs (Gulliver Schools)/(Bank of America N.A. LOC), 0.350%, 11/3/2011	5,800,000
5,200,000		Orange County, FL IDA, (Series 2005) Weekly VRDNs (Christian Prison Ministry, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	5,200,000
113,750,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.150%, 11/3/2011	113,750,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, EAGLES (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.150%, 11/3/2011	22,600,000
10,000,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.120%, 11/3/2011	10,000,000
2,000,000		Southeast Volusia Hospital District, Revenue Bonds (Series 1995) Weekly VRDNs (Bert Fish Medical Center (FL))/(Bank of America N.A. LOC), 0.300%, 11/2/2011	2,000,000
166,710,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.160%, 11/1/2011	166,710,000
9,650,000		Sunshine State Governmental Finance Commission, FL, (Series 2011C) Weekly VRDNs (Miami-Dade County, FL)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	9,650,000
99,990,000		West Palm Beach, FL, Utility System Variable Rate Revenue Bonds (Series 2008C) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 11/2/2011	99,990,000
		TOTAL	646,085,000
		Georgia – 4.0%
5,290,000	[3,4]	Atlanta, GA Development Authority, Solar Eclipse (Series 2006-0024) Weekly VRDNs (Georgia State University)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	5,290,000
4,865,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.160%, 11/3/2011	4,865,000
4,500,000		Clayton County, GA Housing Authority, (Series 1990 C) Weekly VRDNs (Villa Rouge Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.890%, 11/2/2011	4,500,000
12,885,000		Clayton County, GA Housing Authority, (Series 1990 E) Weekly VRDNs (Chateau Forest Apartments)/(Assured Guaranty Municipal Corp. INS)/(Societe Generale, Paris LIQ), 0.890%, 11/2/2011	12,885,000
6,610,000		Cobb County, GA Development Authority, (Series 2003) Weekly VRDNs (Young Men's Christian Association of Cobb County, GA, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	6,610,000
5,000,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Lumpkin Park Partners, Ltd.)/(FHLMC LOC), 0.190%, 11/3/2011	5,000,000
31,980,000		Dalton, GA Development Authority, (Series 2003B) Weekly VRDNs (Hamilton Medical Center, Inc.)/(Bank of America N.A. LOC), 0.200%, 11/3/2011	31,980,000

Principal Amount			Value
$7,550,000		DeKalb County, GA MFH Authority, (Series 2003) Weekly VRDNs (Timber Trace Apartments)/(FHLMC LOC), 0.130%, 11/3/2011	7,550,000
34,000,000		DeKalb County, GA School District, 1.00% TANs, 12/29/2011	34,031,223
10,600,000		Fayette County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/3/2011	10,600,000
3,300,000		Fayette County, GA Hospital Authority, Series 2009B Weekly VRDNs (Fayette Community Hospital)/(FHLB of Atlanta LOC), 0.130%, 11/2/2011	3,300,000
14,300,000		Fulton County, GA Development Authority, (Series 1999) Weekly VRDNs (Catholic School Properties, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/3/2011	14,300,000
2,000,000		Fulton County, GA Development Authority, (Series 2001) Weekly VRDNs (Alpharetta Christian Academy, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/3/2011	2,000,000
6,405,000		Fulton County, GA Development Authority, (Series 2002) Weekly VRDNs (Woodward Academy, Inc.)/(FHLB of Atlanta LOC), 0.130%, 11/2/2011	6,405,000
80,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (King's Ridge Christian School)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	80,000
7,455,000		Fulton County, GA Development Authority, (Series 2006) Weekly VRDNs (The Weber School, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	7,455,000
3,880,000		Fulton County, GA Development Authority, (Series 2007) Weekly VRDNs (First Montessori School of Atlanta, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	3,880,000
54,105,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.200%, 11/2/2011	54,105,000
3,900,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Pace Academy, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/3/2011	3,900,000
9,900,000		Fulton County, GA Residential Care Facilities, (Series 2006C) Weekly VRDNs (Lenbrook Square Foundation, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.120%, 11/2/2011	9,900,000
3,145,000		Georgia Ports Authority, (Series 2007) Weekly VRDNs (Garden City Terminal)/(Branch Banking & Trust Co. LOC), 0.150%, 11/2/2011	3,145,000
5,740,000	[3,4]	Georgia State, GS Trust (Series 2006-85TP) Weekly VRDNs (Wells Fargo & Co. LIQ), 0.130%, 11/3/2011	5,740,000
6,000,000	[3,4]	Georgia State, P-FLOATs (Series MT-729) Weekly VRDNs (Bank of America N.A. LIQ), 0.200%, 11/3/2011	6,000,000
20,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	20,500,000
4,360,000		Gwinnett County, GA Hospital Authority, (Series 2009) Weekly VRDNs (Gwinnett Hospital System, Inc.)/(FHLB of Atlanta LOC), 0.130%, 11/2/2011	4,360,000
7,500,000		Macon-Bibb County, GA Hospital Authority, (Series 1998) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.140%, 11/2/2011	7,500,000
5,450,000		Macon-Bibb County, GA Hospital Authority, (Series 2003B) Weekly VRDNs (Medical Center of Central Georgia, Inc.)/(Branch Banking & Trust Co. LOC), 0.140%, 11/2/2011	5,450,000
66,685,000		Main Street Gas, Inc., (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.140%, 11/3/2011	66,685,000
4,730,000		Savannah, GA EDA, (Series 2007) Weekly VRDNs (Savannah Country Day School)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	4,730,000
		TOTAL	352,746,223
		Hawaii – 0.1%
10,375,000	[3,4]	University of Hawaii, Stage Trust (Series 2008-11C), 0.23% TOBs (GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	10,375,000
		Idaho – 0.6%
31,000,000		Idaho Health Facilities Authority, (Series 2009B) Weekly VRDNs (St. Lukes Regional Medical Center, Ltd.)/(BMO Harris Bank, N.A. LOC), 0.130%, 11/3/2011	31,000,000
20,000,000		Idaho State, (Series 2011), 2.00% TANs, 6/29/2012	20,228,420
		TOTAL	51,228,420
		Illinois – 6.5%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.140%, 11/3/2011	12,410,000
29,785,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/3/2011	29,785,000
8,045,000		Chicago, IL Board of Education, (Series 2009A-2) Weekly VRDNs (Northern Trust Co., Chicago, IL LOC), 0.110%, 11/3/2011	8,045,000
16,285,000	[3,4]	Chicago, IL Board of Education, SPEARs (Series DB-316) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/3/2011	16,285,000

Principal Amount			Value
$6,810,000	[3,4]	Chicago, IL Metropolitan Water Reclamation District, P-FLOATs (Series MT-727) Weekly VRDNs (Bank of America N.A. LIQ), 0.200%, 11/3/2011	6,810,000
5,250,000		Chicago, IL MFH Revenue, (Series 2010) Weekly VRDNs (Oakwood Shores Senior Apartments)/(Bank of America N.A. LOC), 0.210%, 11/3/2011	5,250,000
15,025,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.150%, 11/3/2011	15,025,000
12,500,000		Cook County, IL, (Series 2002 B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.440%, 11/2/2011	12,500,000
9,915,000		Freeport, IL, (Series 2001) Weekly VRDNs (Freeport Regional Health Care Foundation)/(U.S. Bank, N.A. LOC), 0.190%, 11/3/2011	9,915,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/(Bank of America N.A. LOC), 0.200%, 11/3/2011	15,400,000
900,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.350%, 11/3/2011	900,000
9,500,000		Illinois Development Finance Authority Weekly VRDNs (Chicago Theatre Group Inc.)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.140%, 11/2/2011	9,500,000
9,955,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (North Park University)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/2/2011	9,955,000
3,700,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/2/2011	3,700,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.260%, 11/3/2011	7,000,000
35,460,000		Illinois Finance Authority, (Series 1999 C) Weekly VRDNs (Resurrection Health Care Corp.)/(Bank of America N.A. LOC), 0.200%, 11/3/2011	35,460,000
4,155,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Riverside Health Systems, IL)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/2/2011	4,155,000
24,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.450%, 11/3/2011	24,000,000
50,425,000		Illinois Finance Authority, (Series 2007C) Weekly VRDNs (Hospital Sisters Services, Inc.)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/3/2011	50,425,000
38,695,000		Illinois Finance Authority, (Series 2007E) Weekly VRDNs (OSF Health Care Systems)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.250%, 11/2/2011	38,695,000
15,600,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Chicago Symphony Orchestra Project)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	15,600,000
4,755,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/3/2011	4,755,000
48,695,000		Illinois Finance Authority, (Series 2008A) Weekly VRDNs (Swedish Covenant Hospital)/(Bank of America N.A. LOC), 0.200%, 11/2/2011	48,695,000
9,000,000		Illinois Finance Authority, (Series 2008A), 0.48% TOBs (Advocate Health Care Network), Mandatory Tender 2/1/2012	9,000,000
62,700,000		Illinois Finance Authority, (Series 2008C) Weekly VRDNs (Elmhurst Memorial Healthcare)/(RBS Citizens Bank N.A. LOC), 0.180%, 11/2/2011	62,700,000
14,750,000		Illinois Finance Authority, (Series 2009) Weekly VRDNs (Concordia University)/(FHLB of Chicago LOC), 0.150%, 11/3/2011	14,750,000
8,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.140%, 11/2/2011	8,000,000
11,250,000	[3,4]	Illinois Finance Authority, ROCs (Series 11503) Weekly VRDNs (Resurrection Health Care Corp.)/(Assured Guaranty Municipal Corp. INS)/(Citibank NA, New York LIQ), 0.340%, 11/3/2011	11,250,000
9,885,000	[3,4]	Illinois Finance Authority, Stage Trust (Series 2009-9C) Weekly VRDNs (OSF Health Care Systems)/(GTD by Wells Fargo & Co.)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 11/3/2011	9,885,000
5,300,000		Illinois Health Facilities Authority, Revolving Fund Pooled Financing Program (Series 1985F) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/2/2011	5,300,000
2,100,000		Illinois State Toll Highway Authority, (2007 Series A-2a) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.130%, 11/3/2011	2,100,000
33,185,000	[3,4]	Illinois State, Stage Trust (Series 2011-47C) Weekly VRDNs (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 11/3/2011	33,185,000
6,535,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, MERLOTS (Series 2008-C26) Weekly VRDNs (McCormick Place)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.240%, 11/2/2011	6,535,000
23,095,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DB-433) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/3/2011	23,095,000
9,495,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/3/2011	9,495,000
		TOTAL	579,560,000

Principal Amount			Value
		Indiana – 0.6%
$3,545,000		Dekko Foundation Educational Facilities Tax Exempt Income Trust, (Series 1) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.240%, 11/3/2011	3,545,000
4,800,000		Indiana Health & Educational Facility Financing Authority, (Series 2006) Weekly VRDNs (Marian College, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	4,800,000
12,000,000	[3,4]	Indiana State Finance Authority (Hospital Revenue Bonds), RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.140%, 11/3/2011	12,000,000
4,995,000		Indiana State Finance Authority, (Series 2009-C) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/3/2011	4,995,000
3,460,000		Indiana State Finance Authority, (Series 2009A) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/3/2011	3,460,000
5,900,000		Indiana State Finance Authority, (Series 2009B) Weekly VRDNs (Lighthouse Facilities Management, LLC)/(BMO Harris Bank, N.A. LOC), 0.160%, 11/3/2011	5,900,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(Rabobank Nederland NV, Utrecht LOC), 0.140%, 11/3/2011	6,500,000
10,395,000		Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.240%, 11/3/2011	10,395,000
		TOTAL	51,595,000
		Iowa – 0.8%
13,110,000		Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.340%, 11/3/2011	13,110,000
21,000,000		Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.180%, 11/3/2011	21,000,000
40,000,000		Iowa Higher Education Loan Authority, (Series 2008) Weekly VRDNs (Grinnell College)/(Northern Trust Co., Chicago, IL LIQ), 0.140%, 11/3/2011	40,000,000
		TOTAL	74,110,000
		Kansas – 0.2%
5,000,000		Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.170%, 11/3/2011	5,000,000
10,195,000		Unified Government of Wyandotte County/Kansas City, KS, (Series 1993) Weekly VRDNs (Wood View Apartments)/(FHLMC LOC), 0.140%, 11/3/2011	10,195,000
		TOTAL	15,195,000
		Kentucky – 0.9%
20,080,000		Floyd County, KY, (Series 2007A) Weekly VRDNs (Highlands Regional Medical Center)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/3/2011	20,080,000
55,270,000		Warren County, KY, (Series 2008) Weekly VRDNs (Bowling Green-Warren County Community Hospital Corp.)/(Assured Guaranty Corp. INS)/(Branch Banking & Trust Co. LIQ), 0.190%, 11/3/2011	55,270,000
4,425,000		Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.130%, 11/4/2011	4,425,000
		TOTAL	79,775,000
		Louisiana – 1.8%
25,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.270%, 11/2/2011	25,000,000
5,000,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.180%, 11/2/2011	5,000,000
3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.180%, 11/2/2011	3,350,000
3,000,000		Louisiana Public Facilities Authority, (Series 2009B-1) Weekly VRDNs (Christus Health System)/(Bank of New York Mellon LOC), 0.130%, 11/2/2011	3,000,000
81,000,000	[3,4]	Louisiana State Gas & Fuels, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 11/3/2011	81,000,000
37,830,000	[3,4]	Louisiana State Gas & Fuels, Stage Trust (Series 2008 — 6C) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 11/3/2011	37,830,000
6,035,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.180%, 11/3/2011	6,035,000
		TOTAL	161,215,000
		Maine – 0.1%
4,119,000		Ellsworth, ME, 2.00% BANs, 12/15/2011	4,125,694
3,375,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	3,375,000
		TOTAL	7,500,694

Principal Amount			Value
		Maryland – 3.9%
$17,400,000		Baltimore County, MD Metropolitan District, (1995 Series), 0.49% CP (Baltimore County, MD), Mandatory Tender 11/4/2011	17,400,000
6,450,000		Baltimore County, MD MFH, (Series 2004) Weekly VRDNs (Quail Ridge Apartments)/(FNMA LOC), 0.140%, 11/3/2011	6,450,000
13,155,000		Baltimore, MD IDA, (Series 1986: Baltimore Capital Acquisition Program) Weekly VRDNs (Baltimore, MD)/(GTD by Bayerische Landesbank LOC), 0.280%, 11/2/2011	13,155,000
11,310,000		Carroll County, MD Revenue Bonds, (Series 2008) Weekly VRDNs (Fairhaven, Inc./Copper Ridge, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	11,310,000
3,350,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.190%, 11/1/2011	3,350,000
100,000		Howard County, MD Revenue Bonds, (Series 1999) Weekly VRDNs (Howard Development LP Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 11/4/2011	100,000
43,705,000		Maryland Community Development Administration — Residential Revenue, (Series 2007 F) Weekly VRDNs (KBC Bank N.V. LIQ), 0.450%, 11/1/2011	43,705,000
44,790,000		Maryland Community Development Administration — Residential Revenue, (Series 2007J) Weekly VRDNs (KBC Bank N.V. LIQ), 0.550%, 11/3/2011	44,790,000
40,000,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008F), 0.23% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 11/15/2011	40,000,000
34,550,000		Maryland Health and Higher Educational Facilities Authority, (Series 2008F), 0.25% CP (Johns Hopkins Health System)/(Bank of America N.A. LOC), Mandatory Tender 12/1/2011	34,550,000
11,215,000		Maryland IDFA, (Series 2002A) Weekly VRDNs (National Aquarium in Baltimore, Inc.)/(Bank of America N.A. LOC), 0.180%, 11/2/2011	11,215,000
6,680,000		Maryland State Economic Development Corp., (Series 2003) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	6,680,000
5,425,000		Maryland State Economic Development Corp., (Series 2006) Weekly VRDNs (YMCA of Central Maryland, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	5,425,000
23,000,000		Maryland State Economic Development Corp., (Series 2006A) Weekly VRDNs (Constellation Energy Group, Inc.)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.130%, 11/3/2011	23,000,000
6,565,000		Maryland State Economic Development Corp., (Series 2008A) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/1/2011	6,565,000
13,540,000		Maryland State Economic Development Corp., (Series 2008B) Daily VRDNs (United States Pharmacopeial Convention, Inc.)/(Bank of America N.A. LOC), 0.250%, 11/1/2011	13,540,000
3,285,000		Maryland State Economic Development Corp., (Series A) Weekly VRDNs (The ASSOCIATED: Jewish Community Federation of Baltimore, Inc.)/(Bank of America N.A. LOC), 0.200%, 11/3/2011	3,285,000
1,252,500		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.190%, 11/1/2011	1,252,500
1,300,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/2/2011	1,300,000
5,600,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2006) Weekly VRDNs (Severn School, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 11/3/2011	5,600,000
10,000,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2008E) Weekly VRDNs (University of Maryland Medical System Corporation)/(Bank of Montreal LOC), 0.130%, 11/3/2011	10,000,000
5,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, P-FLOATs (Series MT-277) Weekly VRDNs (Mercy Medical Center)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.430%, 11/3/2011	5,000,000
12,000,000	[3,4]	Maryland State Health & Higher Educational Facilities Authority, ROCs (Series 11594) Weekly VRDNs (Lifebridge Health)/(Assured Guaranty Corp. INS)/(Citibank NA, New York LIQ), 0.290%, 11/3/2011	12,000,000
9,760,000		Maryland State IDFA, (Series 2005) Weekly VRDNs (McDonogh School, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 11/4/2011	9,760,000
18,000,000		Montgomery County, MD EDA, (Series 2008) Weekly VRDNs (Georgetown Preparatory School, Inc.)/(Bank of America N.A. LOC), 0.200%, 11/3/2011	18,000,000
1,559,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.240%, 11/1/2011	1,559,000
3,340,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.190%, 11/4/2011	3,340,000
		TOTAL	352,331,500
		Massachusetts – 2.4%
32,090,000		Commonwealth of Massachusetts, (Series 1997-B) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.180%, 11/3/2011	32,090,000
33,500,000	[3,4]	Commonwealth of Massachusetts, (Soc Gen SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.650%, 11/3/2011	33,500,000

Principal Amount			Value
$15,860,000	[3,4]	Commonwealth of Massachusetts, MERLOTS (Series 2006-B30) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 11/2/2011	15,860,000
7,000,000		Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)(Series 2010A), 0.38% Bonds, 11/3/2011	7,000,000
10,000,000		Falmouth, MA, 1.50% BANs, 3/9/2012	10,034,341
50,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.60% CP (Fortis Bank SA-NV LIQ), Mandatory Tender 11/17/2011	50,000,000
8,000,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.230%, 11/3/2011	8,000,000
8,300,000		Massachusetts Development Finance Agency, (Series U-2) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.300%, 11/3/2011	8,300,000
1,000,000		Massachusetts Development Finance Agency, (Series U-3) Weekly VRDNs (Boston University)/(BNP Paribas SA LOC), 0.300%, 11/3/2011	1,000,000
23,620,000		Massachusetts HEFA, (Series 2008G) Weekly VRDNs (South Shore Hospital)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.220%, 11/3/2011	23,620,000
11,500,000		Massachusetts IFA, (Series 1998B) Weekly VRDNs (Groton School)/(U.S. Bank, N.A. LIQ), 0.140%, 11/3/2011	11,500,000
4,615,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.140%, 11/2/2011	4,615,000
7,000,000		Massachusetts State HFA, (Series A) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 11/2/2011	7,000,000
6,000,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.230%, 11/3/2011	6,000,000
		TOTAL	218,519,341
		Michigan – 5.3%
15,900,000	[3,4]	Detroit, MI City School District, Solar Eclipse (Series 2006-0001) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	15,900,000
1,300,000		Grand Rapids, MI Economic Development Corp., Series 1991-A) Weekly VRDNs (Amway Hotel Corp.)/(Bank of America N.A. LOC), 0.240%, 11/2/2011	1,300,000
19,380,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.190%, 11/3/2011	19,380,000
12,000,000		Grand Traverse County, MI Hospital Finance Authority, (Series B) Weekly VRDNs (Munson Healthcare)/(J.P. Morgan Chase & Co. LOC), 0.150%, 11/3/2011	12,000,000
4,420,000		Huron County, MI Economic Development Corp., (Series 2001) Weekly VRDNs (Scheurer Hospital)/(RBS Citizens Bank N.A. LOC), 0.280%, 11/3/2011	4,420,000
35,500,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(J.P. Morgan Chase & Co. LOC), 0.140%, 11/3/2011	35,500,000
26,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-2) Weekly VRDNs (Spectrum Health)/(Landesbank Baden-Wurttemberg LIQ), 0.400%, 11/2/2011	26,000,000
3,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.120%, 11/2/2011	3,000,000
17,635,000		Livonia, MI Economic Development Corp., (Series 2009) Weekly VRDNs (Madonna University)/(FHLB of Chicago LOC), 0.120%, 11/3/2011	17,635,000
1,265,000		Marquette County, MI, (Series 2007B) Weekly VRDNs (Bell Memorial Hospital)/(RBS Citizens Bank N.A. LOC), 0.290%, 11/3/2011	1,265,000
49,500,000		Michigan Finance Authority, (Series C-1), 2.00% RANs, 8/20/2012	50,059,350
25,000,000		Michigan Finance Authority, (Series C-2), 2.00% RANs (JPMorgan Chase Bank, N.A. LOC), 8/20/2012	25,335,058
40,000,000		Michigan Finance Authority, (Series C-3), 2.00% RANs (Bank of Nova Scotia, Toronto LOC), 8/20/2012	40,542,533
3,750,000		Michigan Finance Authority, Healthcare Equipment Loan (Series D) Weekly VRDNs (J.P. Morgan Chase & Co. LOC), 0.140%, 11/3/2011	3,750,000
600,000		Michigan Higher Education Facilities Authority, (Series 2006) Weekly VRDNs (Albion College)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/3/2011	600,000
4,600,000		Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Adrian College)/(Comerica Bank LOC), 0.190%, 11/3/2011	4,600,000
10,000,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-6), 0.230%, 11/3/2011	10,000,000
10,500,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-7), 0.230%, 11/3/2011	10,500,000
7,100,000		Michigan State Financial Authority, (Ascension Health Credit Group), MVRENs (Subseries F-8), 0.230%, 11/3/2011	7,100,000
1,605,000		Michigan State Hospital Finance Authority, (Series 2003B) Daily VRDNs (Crittenton Hospital Medical Center)/(Comerica Bank LOC), 0.180%, 11/1/2011	1,605,000
1,965,000		Michigan State Hospital Finance Authority, (Series 2007) Weekly VRDNs (Henry Ford Health System, MI)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/2/2011	1,965,000

Principal Amount			Value
$7,400,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	7,400,000
5,260,000		Michigan State Housing Development Authority, (Series 2002A) Weekly VRDNs (Ponds Taylor Limited Dividend Housing Association LLC)/(FNMA LOC), 0.150%, 11/3/2011	5,260,000
2,235,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.140%, 11/3/2011	2,235,000
13,000,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.190%, 11/3/2011	13,000,000
5,920,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.150%, 11/3/2011	5,920,000
700,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Michigan Heartland Goodwill Industries, Inc.)/(Bank of America N.A. LOC), 0.600%, 11/3/2011	700,000
1,435,000		Michigan State Strategic Fund, LO Refunding Revenue Bonds Weekly VRDNs (Peachwood Center Association)/(Comerica Bank LOC), 0.150%, 11/3/2011	1,435,000
1,000,000		Michigan State Strategic Fund, Revenue Bond Weekly VRDNs (YMCA of Metropolitan Detroit)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	1,000,000
1,700,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Van Andel Research Institute)/(Bank of America N.A. LOC), 0.250%, 11/2/2011	1,700,000
23,500,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.140%, 11/3/2011	23,500,000
3,000,000		Michigan Strategic Fund, (Series 2011) Weekly VRDNs (Greenpath, Inc.)/(PNC Bank, N.A. LOC), 0.140%, 11/3/2011	3,000,000
3,345,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/2/2011	3,345,000
34,200,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/3/2011	34,200,000
35,100,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/3/2011	35,100,000
45,875,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/3/2011	45,875,000
		TOTAL	476,126,941
		Minnesota – 2.2%
5,000,000		Bloomington, MN, (Series 2008) Weekly VRDNs (Presbyterian Homes, Inc.)/(FHLMC LOC), 0.150%, 11/3/2011	5,000,000
3,000,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.150%, 11/3/2011	3,000,000
4,000,000		Edina, MN ISD No. 273, (Series 2011A), 1.75% TANs (GTD by Minnesota State), 2/27/2012	4,016,305
9,000,000		Lakeville, MN ISD No. 194, (Series 2011A), 1.50% TANs (GTD by Minnesota State), 8/7/2012	9,082,201
2,600,000		Minneapolis, MN, (Series 1994) Weekly VRDNs (Minnehaha/Lake Partners)/(U.S. Bank, N.A. LOC), 0.170%, 11/1/2011	2,600,000
11,800,000		Minneapolis, MN, Housing Development Revenue Refunding Bonds (Series 1988) Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.130%, 11/3/2011	11,800,000
6,345,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.130%, 11/3/2011	6,345,000
14,440,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series 2009B-1) Daily VRDNs (Allina Health System, MN)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/1/2011	14,440,000
4,885,000	[3,4]	Minneapolis/St. Paul, MN Metropolitan Airports Commission, SPEARs (Series DBE-489) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 11/3/2011	4,885,000
16,790,000		Minnesota State Higher Education Facility Authority, (Series Five-L) Weekly VRDNs (University of St. Thomas)/(U.S. Bank, N.A. LOC), 0.130%, 11/2/2011	16,790,000
20,345,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	20,345,000
4,275,000		Minnesota State Higher Education Facility Authority, (Series Five-S) Weekly VRDNs (William Mitchell College of Law)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	4,275,000
4,100,000		Minnesota State Higher Education Facility Authority, (Series Six-H) Weekly VRDNs (St. Thomas University)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	4,100,000
5,900,000		Minnetonka, MN, MFH Revenue Refunding Bonds (Series 1995) Weekly VRDNs (Southampton Apartments (MN))/(U.S. Bank, N.A. LOC), 0.140%, 11/3/2011	5,900,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.150%, 11/3/2011	2,655,000
2,660,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.150%, 11/3/2011	2,660,000
3,575,000		Robbinsdale, MN, (Series 2004C) Weekly VRDNs (Copperfield Hill)/(Bank of America N.A. LOC), 0.190%, 11/4/2011	3,575,000

Principal Amount			Value
$10,000,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.060%, 11/2/2011	10,000,000
15,000,000		Rosemount, MN ISD No. 196, (Series A), 0.50% TANs (GTD by Minnesota State), 1/6/2012	15,005,596
15,000,000		Seaway Port Authority of Duluth, MN, (Series of 2000) Weekly VRDNs (St. Lawrence Cement Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/3/2011	15,000,000
3,215,000		Shakopee, MN Hospital Finance Authority Weekly VRDNs (St. Francis Regional Medical Center)/(Wells Fargo Bank, N.A. LOC), 0.140%, 11/3/2011	3,215,000
15,425,000		St. Cloud, MN ISD No. 742, (Series 2011A), 1.00% TANs (GTD by Minnesota State), 8/16/2012	15,509,894
18,400,000		St. Cloud, MN, (Series 2008A) Weekly VRDNs (Centracare Health System)/(Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/3/2011	18,400,000
		TOTAL	198,598,996
		Mississippi – 1.0%
24,000,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(FHLB of Atlanta LOC), 0.150%, 11/3/2011	24,000,000
6,810,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (Horn Island Realty LLC)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/3/2011	6,810,000
15,000,000		Mississippi Development Bank, (Series 2010B: Coliseum and Convention Center Bonds) Weekly VRDNs (Harrison County, MS)/(Bank of America N.A. LOC), 0.170%, 11/3/2011	15,000,000
12,390,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	12,390,000
30,000,000		Perry County, MS, (Series 2002) Weekly VRDNs (Leaf River Forest Products, Inc.)/(BNP Paribas SA LOC), 0.350%, 11/3/2011	30,000,000
		TOTAL	88,200,000
		Missouri – 0.4%
8,865,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.240%, 11/3/2011	8,865,000
11,000,000		St. Louis, MO, (Series 2011), 2.00% TRANs, 6/29/2012	11,116,851
19,370,000	[3,4]	St. Louis, MO, SPEARs (Series DBE-161) Weekly VRDNs (Lambert-St. Louis International Airport)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 11/3/2011	19,370,000
		TOTAL	39,351,851
		Multi-State – 0.1%
6,135,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State Non-AMT) Series 2009-76 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ)/(United States Treasury PRF), 0.190%, 11/3/2011	6,135,000
		Nebraska – 1.0%
75,220,000		Central Plains Energy Project, (Project #2) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.140%, 11/3/2011	75,220,000
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.190%, 11/3/2011	10,000,000
		TOTAL	85,220,000
		Nevada – 0.9%
6,500,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Citibank NA, New York LOC), 0.130%, 11/2/2011	6,500,000
18,000,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.120%, 11/2/2011	18,000,000
1,050,000		Clark County, NV Passenger Facility, (2010 Series F-2) Weekly VRDNs (Las Vegas-McCarran International Airport)/(Union Bank, N.A. LOC), 0.150%, 11/2/2011	1,050,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Catholic Healthcare West)/(Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank LIQ), 0.140%, 11/3/2011	28,500,000
27,515,000		Reno, NV Hospital Revenue Bonds, (Series 2008A) Weekly VRDNs (Renown Regional Medical Center)/(Union Bank, N.A. LOC), 0.130%, 11/2/2011	27,515,000
		TOTAL	81,565,000
		New Hampshire – 0.7%
25,785,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(RBS Citizens Bank N.A. LOC), 0.200%, 11/1/2011	25,785,000
25,000,000		New Hampshire Health and Education Facilities Authority, (Series 2007) Weekly VRDNs (Phillips Exeter Academy)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 11/3/2011	25,000,000

Principal Amount			Value
$11,405,000		New Hampshire Health and Education Facilities Authority, (Series 2007B) Daily VRDNs (Dartmouth College, NH)/(JPMorgan Chase Bank, N.A. LIQ), 0.150%, 11/1/2011	11,405,000
		TOTAL	62,190,000
		New Jersey – 1.8%
11,916,622		Bloomfield Township, NJ, 1.25% BANs, 1/20/2012	11,930,792
10,820,000		Camden County, NJ Improvement Authority, (Series 1999A) Daily VRDNs (Harvest Village)/(JPMorgan Chase Bank, N.A. LOC), 0.130%, 11/1/2011	10,820,000
13,345,000		Cape May, NJ, 1.50% BANs, 7/20/2012	13,420,850
21,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (New Jersey Non-AMT) (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.140%, 11/3/2011	21,000,000
13,499,315		Hopewell Township, NJ, 1.00% BANs, 6/8/2012	13,550,192
9,413,333		Jefferson Township, NJ, 1.25% BANs, 6/28/2012	9,461,233
14,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2007-III) Weekly VRDNs (Meridian Health System Obligated Group)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.250%, 11/2/2011	14,000,000
28,170,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DB-297) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.160%, 11/3/2011	28,170,000
9,272,000		North Bergen Township, NJ, 1.50% BANs, 6/1/2012	9,314,853
6,000,000		North Wildwood, NJ, 1.50% BANs, 5/18/2012	6,017,763
9,999,181		Tewksbury Township, NJ, 1.25% BANs, 6/20/2012	10,054,094
9,273,034		Upper Saddle River, NJ, 1.25% BANs, 2/24/2012	9,292,780
		TOTAL	157,032,557
		New Mexico – 1.4%
126,760,000		New Mexico Municipal Energy Acquisition Authority, (Series 2009: Gas Supply Revenue Bonds) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.140%, 11/3/2011	126,760,000
		New York – 11.9%
30,471,326		Albany, NY, 1.25% BANs, 7/6/2012	30,646,066
20,000,000		Brookhaven, NY, 0.90% BANs, 9/28/2012	20,099,418
20,000,000		Brookhaven, NY, 1.00% BANs, 9/28/2012	20,108,308
13,629,881		Catskill, NY CSD, 0.75% BANs, 12/29/2011	13,635,286
10,000,000		Haverstraw, NY, (Series 2011A), 1.50% BANs, 3/9/2012	10,027,991
10,000,000		Liverpool, NY CSD, (Series 2011A), 1.25% BANs, 6/15/2012	10,049,391
31,750,000		Long Island Power Authority, NY, (Series 1A) Weekly VRDNs (GTD by Bayerische Landesbank and Landesbank Baden-Wurttemberg LOCs), 0.280%, 11/2/2011	31,750,000
47,910,000		Metropolitan Transportation Authority, NY, (Subseries 2005E-2) Weekly VRDNs (BNP Paribas SA LOC), 0.390%, 11/3/2011	47,910,000
15,000,000		Middletown, NY City School District, 1.00% BANs, 9/27/2012	15,063,290
18,800,000		New York City Housing Development Corp., (2005A: 90 Washington Street) Weekly VRDNs (JDM Washington Street LLC)/(FNMA LOC), 0.130%, 11/2/2011	18,800,000
19,000,000		New York City Housing Development Corp., (Series 2008A: Beekman Tower) Weekly VRDNs (FC Beekman Associates LLC)/(RBS Citizens Bank N.A. LOC), 0.170%, 11/2/2011	19,000,000
21,000,000		New York City, NY Municipal Water Finance Authority, (Second General Resolution Revenue Bonds) (Fiscal 2008 Series BB-3) Daily VRDNs (BNP Paribas SA LIQ), 0.200%, 11/1/2011	21,000,000
5,000,000		New York City, NY Municipal Water Finance Authority, (Series 2011FF-2) Daily VRDNs (KBC Bank N.V. LIQ), 0.300%, 11/1/2011	5,000,000
17,325,000	[3,4]	New York City, NY Municipal Water Finance Authority, ROCs (Series 12292) Weekly VRDNs (Citibank NA, New York LIQ), 0.140%, 11/3/2011	17,325,000
84,500,000		New York City, NY TFA, (Fiscal 2001 Series C) Weekly VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.250%, 11/2/2011	84,500,000
9,550,000		New York City, NY TFA, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (GTD by Landesbank Baden-Wurttemberg LIQ), 0.230%, 11/1/2011	9,550,000
47,100,000		New York City, NY TFA, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.240%, 11/2/2011	47,100,000
11,300,000		New York City, NY, (Fiscal 1994 Series E-4) Daily VRDNs (BNP Paribas SA LOC), 0.200%, 11/1/2011	11,300,000
5,400,000		New York City, NY, (Fiscal 1994 Series E-4) Daily VRDNs (BNP Paribas SA LOC), 0.200%, 11/1/2011	5,400,000
11,000,000		New York City, NY, (Fiscal 1995 Series B-7) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 11/1/2011	11,000,000
8,750,000		New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.300%, 11/3/2011	8,750,000

Principal Amount			Value
$13,600,000		New York City, NY, (Fiscal 2008 Subseries J-11) Weekly VRDNs (KBC Bank N.V. LIQ), 0.600%, 11/3/2011	13,600,000
32,000,000		New York City, NY, (Series 2012A-4) Daily VRDNs (KBC Bank N.V. LOC), 0.250%, 11/1/2011	32,000,000
325,000,000		New York Liberty Development Corporation, (Series A), 0.33% TOBs (World Trade Center)/(GTD by United States Treasury), Mandatory Tender 5/8/2012	325,000,000
32,540,000		New York State HFA, 505 West 37th Street Housing (Series 2009A) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.280%, 11/2/2011	32,540,000
35,300,000		New York State HFA, 505 West 37th Street Housing (Series 2009B) Weekly VRDNs (Landesbank Hessen-Thuringen LOC), 0.280%, 11/2/2011	35,300,000
15,100,000		New York State Local Government Assistance Corp., (Series 1995E) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LOC), 0.150%, 11/2/2011	15,100,000
60,000,000		New York State Thruway Authority, (Series 2011A), 2.00% BANs, 7/12/2012	60,684,339
18,000,000		Rochester, NY, (Series 2011-I), 1.25% BANs, 2/21/2012	18,038,991
50,000,000		Sachem, NY CSD at Holbrook, 1.00% TANs, 6/21/2012	50,222,163
6,975,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2005B-3) Weekly VRDNs (Bank of America N.A. LIQ), 0.170%, 11/3/2011	6,975,000
13,390,000		Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Bonds (Series 2000CD) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Lloyds TSB Bank PLC, London LIQ), 0.140%, 11/2/2011	13,390,000
		TOTAL	1,060,865,243
		North Carolina – 1.0%
7,495,000	[3,4]	Charlotte-Mecklenburg Hospital Authority, NC, ROCs (Series R-11963) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.140%, 11/3/2011	7,495,000
19,320,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.240%, 11/3/2011	19,320,000
9,640,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(RBC Bank (USA) LOC), 0.190%, 11/2/2011	9,640,000
5,370,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Forsyth Country Day School, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	5,370,000
4,720,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	4,720,000
10,820,000		North Carolina Capital Facilities Finance Agency, (Series 2007) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	10,820,000
7,320,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (Countryside Montessori School)/(Wells Fargo Bank, N.A. LOC), 0.230%, 11/3/2011	7,320,000
7,730,000		North Carolina Capital Facilities Finance Agency, (Series 2008) Weekly VRDNs (St. David's School)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	7,730,000
3,600,000		North Carolina Medical Care Commission, (Series 2008B) Weekly VRDNs (Deerfield Episcopal Retirement Community)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	3,600,000
5,315,000		North Carolina Medical Care Commission, (Series 2008D) Daily VRDNs (Wake Forest University Health Sciences)/(Bank of America N.A. LOC), 0.180%, 11/1/2011	5,315,000
4,590,000		North Carolina State Ports Authority, (Series 2008) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	4,590,000
		TOTAL	85,920,000
		North Dakota – 0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.180%, 11/2/2011	29,124,000
10,250,000		North Dakota Rural Water Finance Corp., Public Projects Construction Notes (Series A-5), 1.00% BANs, 8/1/2012	10,299,566
		TOTAL	39,423,566
		Ohio – 2.1%
3,125,000		Akron, Bath & Copley, OH Joint Township, (Series 2002) Weekly VRDNs (Sumner on Ridgewood, Inc.)/(KBC Bank N.V. LOC), 0.540%, 11/3/2011	3,125,000
21,295,000		Cleveland-Cuyahoga County, OH Port Authority, Revenue Bonds (Series 2007) Weekly VRDNs (Carnegie/89th Garage and Service Center LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	21,295,000
11,005,000		Cuyahoga County, OH, (Series 2002) Weekly VRDNs (The Health Museum of Cleveland)/(PNC Bank, N.A. LOC), 0.140%, 11/3/2011	11,005,000
1,315,000		Erie County, OH, (Series 1996A) Weekly VRDNs (Providence Care Center)/(JPMorgan Chase Bank, N.A. LOC), 0.160%, 11/3/2011	1,315,000
5,500,000		Evendale, OH, SHV Real Estate Weekly VRDNs (Nucor Corp.), 0.270%, 11/2/2011	5,500,000
7,545,000		Franklin County, OH Health Care Facilities, (Series 2005) Weekly VRDNs (Traditions Healthcare Obligated Group)/(U.S. Bank, N.A. LOC), 0.160%, 11/3/2011	7,545,000

Principal Amount			Value
$4,375,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 0.140%, 11/3/2011	4,375,000
11,270,000		Hamilton County, OH, (Series 2004) Weekly VRDNs (Block 3 Project)/(Bank of New York Mellon LOC), 0.160%, 11/3/2011	11,270,000
2,650,000		Hamilton County, OH, (Series 2011B) Weekly VRDNs (Life Enriching Communities)/(PNC Bank, N.A. LOC), 0.140%, 11/3/2011	2,650,000
33,770,000		Lancaster, OH Port Authority, (Series 2008) Gas Supply Revenue Weekly VRDNs (Royal Bank of Canada, Montreal LIQ), 0.140%, 11/3/2011	33,770,000
2,135,000		Lorain County, OH Port Authority, (Series 2008) Weekly VRDNs (St. Ignatius High School)/(U.S. Bank, N.A. LOC), 0.140%, 11/3/2011	2,135,000
37,625,000		Ohio HFA, Mortgage-Backed Securities Program (Series 2010C) Weekly VRDNs (GNMA COL)/(KBC Bank N.V. LIQ), 0.850%, 11/2/2011	37,625,000
4,600,000		Ohio State Higher Educational Facility Commission, (2008 Series B) Weekly VRDNs (Otterbein College)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/3/2011	4,600,000
2,000,000		Ohio State Higher Educational Facility Commission, (Series 2008E) Weekly VRDNs (University Hospitals Health System, Inc.)/(RBS Citizens Bank N.A. LOC), 0.290%, 11/2/2011	2,000,000
5,000,000	[3,4]	Ohio State Higher Educational Facility Commission, Clipper Floater Certificates (Series 2009-50) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.140%, 11/3/2011	5,000,000
5,000,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Logistics and Distribution Program), 6/1/2012	5,000,000
11,200,000		Ohio State Revenue, (Series 2011A), 0.35% BANs (Ohio Revitalization Program), 6/1/2012	11,200,000
295,000		Pike County, OH Health Care Facilities, (Series A) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.340%, 11/3/2011	295,000
115,000		Pike County, OH Health Care Facilities, (Series B) Weekly VRDNs (National Church Residences)/(Bank of America N.A. LOC), 0.340%, 11/3/2011	115,000
5,405,000		Ross County, OH Weekly VRDNs (Adena Health System)/(PNC Bank, N.A. LOC), 0.140%, 11/3/2011	5,405,000
5,000,000		University of Cincinnati, OH, (Series 2011D), 2.00% BANs, 7/19/2012	5,058,618
4,095,000		Westlake, OH, (Series 2005) Weekly VRDNs (Lutheran Homes of Ohio Corp.)/(RBS Citizens Bank N.A. LOC), 0.260%, 11/3/2011	4,095,000
		TOTAL	184,378,618
		Oklahoma – 0.1%
7,070,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.270%, 11/3/2011	7,070,000
		Pennsylvania – 6.9%
4,505,000		Adams County, PA IDA, (Series 2007) Weekly VRDNs (Cross Keys Village — Brethren Home Community)/(PNC Bank, N.A. LOC), 0.160%, 11/3/2011	4,505,000
4,180,000		Allegheny County, PA IDA, (Series 2008A) Weekly VRDNs (Vincentian Collaborative System)/(PNC Bank, N.A. LOC), 0.140%, 11/3/2011	4,180,000
8,170,000		Allegheny County, PA IDA, (Series of 2002) Weekly VRDNs (Carnegie Museums of Pittsburgh)/(Citizens Bank of Pennsylvania LOC), 0.220%, 11/3/2011	8,170,000
5,005,000		Berks County, PA Municipal Authority, (Series 2009 A-4) Weekly VRDNs (Reading Hospital & Medical Center), 0.140%, 11/3/2011	5,005,000
1,300,000		Bermudian Springs, PA School District, (Series 2005) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Royal Bank of Canada, Montreal LIQ), 0.160%, 11/3/2011	1,300,000
3,090,000		Bucks County, PA IDA, (Series A of 2008) Weekly VRDNs (Grand View Hospital)/(TD Bank, N.A. LOC), 0.090%, 11/3/2011	3,090,000
3,000,000		Chester County, PA IDA, (Series 2003) Weekly VRDNs (West Chester University)/(FHLB of Pittsburgh LOC), 0.150%, 11/2/2011	3,000,000
7,700,000		Clearfield County, PA IDA, (Series 2002) Weekly VRDNs (Dubois Area Catholic School)/(PNC Bank, N.A. LOC), 0.140%, 11/3/2011	7,700,000
6,950,000	[3,4]	Commonwealth of Pennsylvania, BB&T Floater Certificates (Series 2008-01) Weekly VRDNs (Branch Banking & Trust Co. LIQ), 0.130%, 11/3/2011	6,950,000
7,845,000		Cumberland County, PA Municipal Authority, (Series 2008C) Weekly VRDNs (Presbyterian Homes, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.160%, 11/3/2011	7,845,000
3,460,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.520%, 1/3/2012	3,465,602
15,000,000		Dallastown Area School District, PA, Series A of 2011 VRNs, 1.520%, 1/3/2012	15,062,461
5,535,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.140%, 11/3/2011	5,535,000
35,500,000		Delaware Valley, PA Regional Finance Authority, (Series 2007B) Weekly VRDNs (Bayerische Landesbank LOC), 0.190%, 11/2/2011	35,500,000
34,700,000		Delaware Valley, PA Regional Finance Authority, Mode 1 (Series 1986) Weekly VRDNs (Bayerische Landesbank LOC), 0.240%, 11/2/2011	34,700,000
24,945,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 11/3/2011	24,945,000
12,000,000		Erie, PA Water Authority, (Series 2006A), 2.50% TOBs Mandatrot Tender (FHLB of Pittsburgh LOC) 6/1/2012	12,139,515
4,000,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.140%, 11/3/2011	4,000,000

Principal Amount			Value
$15,735,000		Lehigh County, PA General Purpose Authority, (Series B of 2007) Weekly VRDNs (Good Shepherd Group)/(Assured Guaranty Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 11/2/2011	15,735,000
8,650,000		Montgomery County, PA IDA Weekly VRDNs (Waverly Heights, Ltd.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.150%, 11/3/2011	8,650,000
9,780,000		Moon, PA IDA, (Series 2007: Providence Point Project) Weekly VRDNs (Baptist Homes, Inc.)/(Bank of Scotland, Edinburgh LOC), 0.140%, 11/3/2011	9,780,000
1,525,000		New Castle, PA Area Hospital Authority, (Series 1996) Weekly VRDNs (Jameson Memorial Hospital)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.180%, 11/2/2011	1,525,000
20,165,000	[3,4]	Pennsylvania Economic Development Financing Authority, Stage Trust (Series 2009-81C), 0.36% TOBs (Aqua Pennsylvania, Inc. )/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 11/17/2011	20,165,000
100,000		Pennsylvania EDFA, (Series 1996 E) Weekly VRDNs (Adelphoi, Inc.)/(PNC Bank, N.A. LOC), 0.200%, 11/3/2011	100,000
15,000,000		Pennsylvania Infrastructure Investment Authority, (Series 2010A), 0.26% CP (Pennvest/Commonwealth Funded Revolving Fund)/(Bank of America N.A. LOC), Mandatory Tender 12/6/2011	15,000,000
4,600,000		Pennsylvania State Higher Education Facilities Authority, (Series 2002 K1) Weekly VRDNs (University of Scranton)/(JPMorgan Chase Bank, N.A. LOC), 0.170%, 11/3/2011	4,600,000
19,675,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.210%, 11/2/2011	19,675,000
2,830,000		Pennsylvania State Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Holy Family University)/(TD Bank, N.A. LOC), 0.140%, 11/3/2011	2,830,000
2,700,000		Pennsylvania State Higher Education Facilities Authority, (Series I-6) Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 11/3/2011	2,700,000
9,300,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds Weekly VRDNs (York College of Pennsylvania)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.140%, 11/3/2011	9,300,000
15,000,000	[3,4]	Pennsylvania State Turnpike Commission, RBC Muni Trust (Series E-22) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.140%, 11/3/2011	15,000,000
20,325,000		Philadelphia, PA IDA, (Series 2007A) Daily VRDNs (Fox Chase Cancer Center)/(Citizens Bank of Pennsylvania LOC), 0.310%, 11/1/2011	20,325,000
7,500,000		Philadelphia, PA IDA, (Series 2008) Weekly VRDNs (Evangelical Manor)/(Citizens Bank of Pennsylvania LOC), 0.160%, 11/3/2011	7,500,000
3,430,000		Philadelphia, PA IDA, (Series 2008) Weekly VRDNs (Philadelphia Protestant Home)/(Bank of America N.A. LOC), 0.180%, 11/3/2011	3,430,000
8,000,000		Philadelphia, PA, (Series 2009B) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.100%, 11/3/2011	8,000,000
181,950,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.160%, 11/3/2011	181,950,000
12,500,000		Pittsburgh, PA Water & Sewer Authority, (Series B-1 of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/3/2011	12,500,000
67,665,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.140%, 11/3/2011	67,665,000
3,765,000		Ridley, PA School District, (Series of 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.140%, 11/3/2011	3,765,000
		TOTAL	617,287,578
		Rhode Island – 0.2%
11,155,000		East Greenwich, RI, 1.50% BANs, 2/15/2012	11,187,225
3,020,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (RBS Citizens Bank N.A. LOC), 0.280%, 11/1/2011	3,020,000
		TOTAL	14,207,225
		South Carolina – 1.2%
55,695,000		Greenville, SC Hospital System, (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.200%, 11/3/2011	55,695,000
24,000,000		South Carolina Association of Governmental Organizations (SCAGO), (Series A), 1.50% TANs, 4/13/2012	24,135,917
4,400,000		South Carolina Jobs-EDA, (Series 2002) Weekly VRDNs (Carolina Piedmont Foundation, Inc.)/(Bank of America N.A. LOC), 0.300%, 11/3/2011	4,400,000
7,000,000		South Carolina Jobs-EDA, (Series 2004) Weekly VRDNs (Republic Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/3/2011	7,000,000
9,110,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 11/3/2011	9,110,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.240%, 11/3/2011	4,000,000
5,035,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	5,035,000
		TOTAL	109,375,917

Principal Amount			Value
		Tennessee – 1.4%
$9,715,000		Blount County, TN Public Building Authority, (Series E-5-B) Weekly VRDNs (Alcoa, TN)/(Branch Banking & Trust Co. LOC), 0.150%, 11/2/2011	9,715,000
5,400,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.150%, 11/2/2011	5,400,000
1,470,000		Blount County, TN Public Building Authority, (Series E-8-A) Weekly VRDNs (Maryville, TN)/(Branch Banking & Trust Co. LOC), 0.150%, 11/2/2011	1,470,000
20,165,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-B) Daily VRDNs (Blount County, TN)/(KBC Bank N.V. LOC), 0.280%, 11/1/2011	20,165,000
11,700,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-3-D) Daily VRDNs (Jefferson County, TN)/(KBC Bank N.V. LOC), 0.280%, 11/1/2011	11,700,000
10,100,000		Blount County, TN Public Building Authority, Local Government Public Improvement Bonds (Series E-4-A) Daily VRDNs (Hamblen County, TN)/(KBC Bank N.V. LOC), 0.280%, 11/1/2011	10,100,000
4,300,000		Knox County, TN Health Education & Housing Facilities Board, (Series 2008A) Weekly VRDNs (Catholic Healthcare Partners)/(U.S. Bank, N.A. LOC), 0.120%, 11/2/2011	4,300,000
5,985,000	[3,4]	Knox County, TN Health Education & Housing Facilities Board, P-FLOATs (Series PT-2524) Weekly VRDNs (Steeplechase Falls II LP)/(Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.400%, 11/3/2011	5,985,000
25,750,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Credit Group), MVRENs (Series 2001B-1), 0.230%, 11/3/2011	25,750,000
4,730,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	4,730,000
10,095,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-3) Daily VRDNs (Morgan County, TN)/(KBC Bank N.V. LOC), 0.280%, 11/1/2011	10,095,000
7,000,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-E-1) Weekly VRDNs (Oak Ridge, TN)/(KBC Bank N.V. LOC), 0.600%, 11/2/2011	7,000,000
7,105,000		Shelby County, TN Health Education & Housing Facilities Board, (Series 2007A) Weekly VRDNs (Trezevant Manor)/(Bank of America N.A. LOC), 0.240%, 11/3/2011	7,105,000
		TOTAL	123,515,000
		Texas – 7.9%
11,110,000		Alamo Heights, TX Higher Education Facilities Corp., (Series 1999-A) Weekly VRDNs (University of the Incarnate Word)/(JPMorgan Chase Bank, N.A. LOC), 0.150%, 11/3/2011	11,110,000
45,900,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Revenue Refunding Bonds (Series 2008-B) Weekly VRDNs (Bank of America N.A. LOC), 0.180%, 11/3/2011	45,900,000
1,080,000		Austin, TX, Travis and Williamson Counties (Series 2008) Weekly VRDNs (Austin, TX Water and Wastewater System)/(Bank of Tokyo-Mitsubishi UFJ Ltd. and Sumitomo Mitsui Banking Corp. LOCs), 0.130%, 11/3/2011	1,080,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.150%, 11/3/2011	3,500,000
9,500,000		Brazos Harbor, TX IDC, (Series 2007A) Weekly VRDNs (American Rice, Inc.)/(HSBC Bank USA LOC), 0.140%, 11/2/2011	9,500,000
13,000,000		Capital Area Cultural Education Facilities Finance Corp., TX, (Series 2005) Weekly VRDNs (John Cooper School)/(Bank of America N.A. LOC), 0.220%, 11/3/2011	13,000,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.170%, 11/3/2011	24,150,000
10,355,000	[3,4]	Ellis County, TX, Solar Eclipse (Series 2007-0080) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	10,355,000
13,730,000		Gregg County, TX HFDC, (Series 2004) Weekly VRDNs (Good Shepherd Medical Center)/(KBC Bank N.V. LOC), 0.590%, 11/3/2011	13,730,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.28% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 5/3/2012	28,000,000
9,815,000	[3,4]	Harris County, TX Cultural Education Facilities Finance Corp., Stage Trust (Series 2011-05C), 0.23% TOBs (Texas Medical Center Central Heating)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 1/26/2012	9,815,000
6,025,000		Harris County, TX HFDC, (Series 2000) Weekly VRDNs (St. Dominic Village)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	6,025,000
50,000,000		Harris County, TX HFDC, (Series 2005A) Weekly VRDNs (St. Luke's Episcopal Hospital)/(JPMorgan Chase Bank, N.A. and Wells Fargo Bank, N.A. LIQs), 0.140%, 11/3/2011	50,000,000
8,400,000		Harris County, TX HFDC, (Series 2007B) Daily VRDNs (Baylor College of Medicine)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/1/2011	8,400,000
11,350,000		Harris County, TX HFDC, (Series B) Daily VRDNs (St. Luke's Episcopal Hospital)/(Bank of America N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LIQs), 0.150%, 11/1/2011	11,350,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Healthcare System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.140%, 11/3/2011	11,000,000
40,000,000		Harris County, TX, Toll Road Senior Lien Revenue and Refunding Bonds (Series 2011A), 2.00% TOBs (Harris County, TX Toll Road Authority) Mandatory Tender 8/15/2012	40,543,308

Principal Amount			Value
$19,700,000		Houston, TX Combined Utility System, (Series 2004B-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.110%, 11/3/2011	19,700,000
9,765,000		Kendall County, TX HFDC, (Series 2008) Weekly VRDNs (Morningside Ministries Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	9,765,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.140%, 11/3/2011	5,130,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C) Weekly VRDNs (GTD by Texas PSFG Program)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 11/3/2011	18,965,000
16,830,000	[3,4]	Love Field Airport Modernization Corporation, TX, Stage Trust (Series 2011-11C) Weekly VRDNs (Southwest Airlines Co.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 11/3/2011	16,830,000
45,900,000		North Texas Higher Education Authority, Inc., (Series 2010E) Weekly VRDNs (Lloyds TSB Bank PLC, London LOC), 0.160%, 11/2/2011	45,900,000
25,000,000		North Texas Tollway Authority, (Series 2011A) Weekly VRDNs (Morgan Stanley Bank LOC), 0.150%, 11/2/2011	25,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.150%, 11/2/2011	15,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.150%, 11/2/2011	25,000,000
27,500,000		San Antonio, TX Electric & Gas System, (Series A), 0.22% CP (Bank of America N.A. and State Street Bank and Trust Co. LIQs), Mandatory Tender 11/7/2011	27,500,000
33,450,000	[3,4]	San Antonio, TX Electric & Gas System, Municipal Securities Trust Receipts (Series 1997-SG-105) Weekly VRDNs (Societe Generale, Paris LIQ)/(United States Treasury PRF), 0.490%, 11/3/2011	33,450,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.140%, 11/3/2011	15,000,000
5,600,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Series 2011E) Weekly VRDNs (Baylor Health Care System)/(Wells Fargo Bank, N.A. LOC), 0.120%, 11/2/2011	5,600,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.140%, 11/3/2011	8,685,000
100,000,000		Texas State, (Series 2011A), 2.50% TRANs, 8/30/2012	101,853,058
23,000,000	[3,4]	Texas State, (Soc Gen SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.650%, 11/3/2011	23,000,000
10,350,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.140%, 11/2/2011	10,350,000
		TOTAL	704,186,366
		Utah – 0.5%
1,865,000		Carbon County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/2/2011	1,865,000
10,000,000		Emery County, UT, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.140%, 11/2/2011	10,000,000
22,350,000		Emery County, UT, PCRB (Series 1991) Weekly VRDNs (Pacificorp)/(BNP Paribas SA LOC), 0.500%, 11/2/2011	22,350,000
9,290,000		Murray City, Utah Hospital Revenue, (Series 2005B) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.140%, 11/1/2011	9,290,000
		TOTAL	43,505,000
		Virginia – 1.2%
11,700,000		Fairfax County, VA EDA, (Series 2005) Weekly VRDNs (Public Broadcasting Service)/(Bank of America N.A. LOC), 0.220%, 11/3/2011	11,700,000
8,030,000		Farmville, VA IDA, (Series 2007) Weekly VRDNs (Longwood University Real Estate Foundation, Inc.)/(Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.350%, 11/3/2011	8,030,000
485,000		Hanover County, VA EDA, (Series 2008D-2) Weekly VRDNs (Bon Secours Health System)/(U.S. Bank, N.A. LOC), 0.110%, 11/2/2011	485,000
9,375,000		Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	9,375,000
27,745,000		Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	27,745,000
9,250,000		Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.260%, 11/3/2011	9,250,000
5,700,000		Roanoke, VA IDA, (Series 2005A-1) Daily VRDNs (Carilion Health System Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.140%, 11/1/2011	5,700,000
29,045,000		Rockingham County, VA IDA, (Series 2003) Weekly VRDNs (Sunnyside Presbyterian Home)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	29,045,000
6,500,000		Virginia Peninsula Port Authority, (Series C) Daily VRDNs (Dominion Terminal Associates)/(U.S. Bank, N.A. LOC), 0.170%, 11/1/2011	6,500,000
		TOTAL	107,830,000

Principal Amount			Value
		Washington – 0.4%
$3,375,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	3,375,000
15,075,000	[3,4]	Washington State Health Care Facilities Authority, Stage Trust (Series 2008-48C), 0.23% TOBs (Virginia Mason Medical Center)/(GTD by Wells Fargo & Co.)/(Wells Fargo & Co. LIQ), Optional Tender 1/26/2012	15,075,000
16,840,000		Washington State Higher Education Facilities Authority, (Series 2007) Weekly VRDNs (Saint Martin's University)/(U.S. Bank, N.A. LOC), 0.160%, 11/3/2011	16,840,000
		TOTAL	35,290,000
		West Virginia – 0.6%
15,145,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.200%, 11/3/2011	15,145,000
10,800,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009A) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.130%, 11/3/2011	10,800,000
8,300,000		West Virginia EDA Solid Waste Disposal Facilities, (Series 2009B) Weekly VRDNs (Appalachian Power Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.120%, 11/3/2011	8,300,000
15,000,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.150%, 11/3/2011	15,000,000
		TOTAL	49,245,000
		Wisconsin – 2.2%
22,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Wisconsin Non-AMT) Series 2009-6 Weekly VRDNs (Wisconsin State)/(State Street Bank and Trust Co. LIQ), 0.190%, 11/3/2011	22,000,000
4,800,000		Middleton-Cross Plains, WI Area School District, 1.00% TRANs, 9/18/2012	4,820,132
16,000,000		Oshkosh, WI School District, 1.00% TRANs, 9/28/2012	16,086,615
3,935,000		Wausau, WI CDA, (Series 2008A) Weekly VRDNs (Clover Industries, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.250%, 11/3/2011	3,935,000
3,900,000		West De Pere WI School District, 1.00% TRANs, 10/1/2012	3,915,230
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.170%, 11/3/2011	23,165,000
23,615,000		Wisconsin State HEFA, (Series 2006B) Weekly VRDNs (Aurora Health Care, Inc.)/(Bank of Montreal LOC), 0.170%, 11/3/2011	23,615,000
16,865,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	16,865,000
3,770,000		Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.520%, 11/3/2011	3,770,000
4,715,000		Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.140%, 11/3/2011	4,715,000
3,935,000		Wisconsin State HEFA, (Series 2009) Weekly VRDNs (Lawrence University, WI)/(JPMorgan Chase Bank, N.A. LOC), 0.140%, 11/3/2011	3,935,000
23,150,000	[3,4]	Wisconsin State HEFA, Solar Eclipse (Series 2007-0029) Weekly VRDNs (Ascension Health Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.130%, 11/3/2011	23,150,000
50,000,000		Wisconsin State, (Operating Notes of 2011), 2.00% RANs, 6/15/2012	50,550,065
		TOTAL	200,522,042
		Wyoming – 0.2%
3,760,000		Sweetwater County, WY PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.130%, 11/2/2011	3,760,000
15,450,000		Wyoming Student Loan Corp., (Senior Series 2010A-1) Weekly VRDNs (Royal Bank of Canada, Montreal LOC), 0.120%, 11/3/2011	15,450,000
		TOTAL	19,210,000
		TOTAL MUNICIPAL INVESTMENTS — 100.0% (AT AMORTIZED COST)[5]	8,930,966,534
		OTHER ASSETS AND LIABILITIES — NET — 0.0%[6]	4,181,896
		TOTAL NET ASSETS — 100%	$8,935,148,430

At October 31, 2011, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).

1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At October 31, 2011, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value
First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Notes.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At October 31, 2011, these restricted securities amounted to $1,315,220,000, which represented 14.7% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At October 31, 2011, these liquid restricted securities amounted to $1,315,220,000, which represented 14.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

The following acronyms are used throughout this portfolio:

AMT	— Alternative Minimum Tax
BANs	— Bond Anticipation Notes
CCD	— Community College District
CDA	— Community Development Authority
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDC	— Economic Development Commission
EDFA	— Economic Development Finance Authority
EDR	— Economic Development Revenue
EDRB	— Economic Development Revenue Bond
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDFA	— Industrial Development Finance Authority
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LIQs	— Liquidity Agreements
LO	— Limited Obligation
LOC	— Letter of Credit
MERLOTS	— Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	— Multi-Family Housing
MVRENs	— Municipal Variable Rate Extendable Notes
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRB	— Pollution Control Revenue Bond
P-FLOATs	— Puttable Floating Option Tax-Exempt Receipts
PRF	— Prerefunded
PSFG	— Permanent School Fund Guarantee
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SPEARs	— Short Puttable Exempt Adjustable Receipts
TANs	— Tax Anticipation Notes
TFA	— Transitional Finance Authority
TOBs	— Tender Option Bonds
TRANs	— Tax and Revenue Anticipation Notes
USD	— Unified School District
VRDNs	— Variable Rate Demand Notes
VRNs	— Variable Rate Notes

Federated Treasury Obligations Fund

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 76.9%
$1,497,000,000	[1]	Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 8/10/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,750,306,250 on 11/8/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $1,785,288,179.	1,497,000,000
1,040,000,000		Interest in $1,150,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,150,002,875 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $1,173,002,996.	1,040,000,000
140,000,000		Interest in $350,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Bank of Montreal will repurchase securities provided as collateral for $350,000,875 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $357,001,014.	140,000,000
1,000,000,000		Repurchase agreement 0.06%, dated 10/26/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for 1,000,011,667 on 11/2/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 8/15/2039 and the market value of those underlying securities was $1,020,010,251.	1,000,000,000
1,321,000,000	[1]	Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 10/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for 1,500,100,000 on 11/18/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,530,044,268.	1,321,000,000
1,540,000,000		Interest in $1,650,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,650,004,125 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,683,004,286.	1,540,000,000
100,000,000		Repurchase agreement 0.09%, dated 10/31/2011 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $100,000,250 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 7/15/2014 and the market value of those underlying securities was $102,003,453.	100,000,000
750,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Citibank, N.A. will repurchase securities provided as collateral for $1,000,002,500 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/30/2016 and the market value of those underlying securities was $1,020,002,613.	750,000,000
256,479,000		Interest in $4,500,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,500,011,250 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,590,011,489.	256,479,000
1,348,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.04%, dated 10/26/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,500,011,667 on 11/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $1,530,008,944.	1,348,000,000
1,000,000,000		Repurchase agreement 0.04%, dated 10/27/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,000,007,778 on 11/3/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 5/15/2037 and the market value of those underlying securities was $1,020,005,493.	1,000,000,000
1,290,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which CS First Boston Corp. will repurchase securities provided as collateral for $1,500,003,333 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $1,530,004,727.	1,290,000,000
54,000,000		Repurchase agreement 0.005%, dated 10/31/2011 under which Deutsche Bank Securities, Inc. will repurchase a security provided as collateral for $54,000,008 on 11/1/2011. The security provided as collateral at the end of the period was a U.S. Treasury security maturing on 8/31/2018 and the market value of that underlying security was $55,080,008.	54,000,000
883,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.05%, dated 10/5/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,044,444 on 11/7/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,036,888.	883,000,000
230,000,000		Interest in $450,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $450,001,000 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $459,000,838.	230,000,000
150,000,000		Interest in $650,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $650,001,444 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $663,001,655.	150,000,000
1

Principal Amount		Value
$56,811,000	Repurchase agreement 0.08%, dated 10/31/2011 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $56,811,126 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 12/31/2015 and the market value of those underlying securities was $57,952,445.	56,811,000
290,000,000	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase securities provided as collateral for $500,001,111 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,001,221.	290,000,000
4,000,000,000	Interest in $5,912,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $5,912,014,780 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $6,030,245,084.	4,000,000,000
1,540,000,000	Interest in $1,650,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $1,650,004,125 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $1,683,004,300.	1,540,000,000
780,000,000	Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which TD Securities (USA) LLC will repurchase securities provided as collateral for $1,000,002,500 on 11/1/2011. The securities provided as collateral at the end of the period were Cash and U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,017,652,531.	780,000,000
	TOTAL REPURCHASE AGREEMENTS	19,266,290,000
	U.S. Treasury – 23.4%
200,000,000	United States Treasury Notes, 0.375%, 8/31/2012	200,388,221
538,100,000	United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	539,198,451
359,250,000	United States Treasury Notes, 0.750% - 4.750%, 5/31/2012	362,480,569
296,000,000	United States Treasury Notes, 0.875%, 1/31/2012	296,428,230
1,212,500,000	United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	1,220,403,583
789,000,000	United States Treasury Notes, 1.000%, 12/31/2011	790,066,736
530,500,000	United States Treasury Notes, 1.000%, 3/31/2012	532,437,910
492,000,000	United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	497,344,275
527,300,000	United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	531,267,764
332,500,000	United States Treasury Notes, 1.375%, 3/15/2012	334,122,298
250,000,000	United States Treasury Notes, 1.375%, 4/15/2012	251,458,079
300,000,000	United States Treasury Notes, 1.750%, 11/15/2011	300,170,774
	TOTAL U.S. TREASURY	5,855,766,890
	TOTAL INVESTMENTS — 100.3% (AT AMORTIZED COST)[2]	25,122,056,890
	OTHER ASSETS AND LIABILITIES - NET — (0.3)%[3]	(81,983,053)
	TOTAL NET ASSETS — 100%	$25,040,073,837
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

2

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

3

Federated Trust for U.S. Treasury Obligations

Portfolio of Investments

October 31, 2011 (unaudited)

Principal Amount			Value
		Repurchase Agreements – 84.3%
$10,000,000		Interest in $350,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Bank of Montreal will repurchase securities provided as collateral for $350,000,875 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $357,001,014.	10,000,000
16,000,000	[1]	Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 10/19/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,500,100,000 on 11/18/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 8/15/2040 and the market value of those underlying securities was $1,530,044,268.	16,000,000
10,000,000		Interest in $1,650,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,650,004,125 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $1,683,004,286.	10,000,000
14,000,000	[1]	Interest in $1,750,000,000 joint repurchase agreement 0.07%, dated 8/10/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,750,306,250 on 11/8/201. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 1/15/2028 and the market value of those underlying securities was $1,785,288,179.	14,000,000
10,000,000		Interest in $1,150,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,150,002,875 on 11/1/201. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 2/15/2021 and the market value of those underlying securities was $1,173,002,996.	10,000,000
50,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Citibank NA, New York will repurchase securities provided as collateral for $1,000,002,500 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 11/30/2016 and the market value of those underlying securities was $1,020,002,613.	50,000,000
54,535,000		Interest in $4,500,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Credit Agricole Securities (USA), Inc. will repurchase securities provided as collateral for $4,500,011,250 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $4,590,011,489.	54,535,000
11,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.04%, dated 10/26/2011 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,500,011,667 on 11/2/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 7/15/2021 and the market value of those underlying securities was $1,530,008,944.	11,000,000
10,000,000		Interest in $1,500,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which Credit Suisse First Boston Corp. will repurchase securities provided as collateral for $1,500,003,333 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 11/15/2028 and the market value of those underlying securities was $1,530,004,727.	10,000,000
9,000,000	[1]	Interest in $1,000,000,000 joint repurchase agreement 0.05%, dated 10/5/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $1,000,044,444 on 11/7/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,020,036,888.	9,000,000
10,000,000		Interest in $450,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which HSBC Securities, Inc. will repurchase securities provided as collateral for $450,001,000 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $459,000,838.	10,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.08%, dated 10/31/2011 under which Merrill Lynch, Pierce, Fenner, and Smith, Inc. will repurchase securities provided as collateral for $500,001,111 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 2/15/2026 and the market value of those underlying securities was $510,001,221.	10,000,000
10,000,000		Interest in $5,912,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which RBS Securities, Inc. will repurchase securities provided as collateral for $5,912,014,780 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $6,030,245,084.	10,000,000
10,000,000		Interest in $1,650,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which Societe Generale, New York will repurchase securities provided as collateral for $1,650,004,125 on 11/1/2011. The securities provided as collateral at the end of the period were U.S.Treasury securities with various maturities to 8/15/2022 and the market value of those underlying securities was $1,683,004,300.	10,000,000
10,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.09%, dated 10/31/2011 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $1,000,002,500 on 11/1/2011. The securities provided as collateral at the end of the period were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $1,017,652,531.	10,000,000
		TOTAL REPURCHASE AGREEMENTS	244,535,000
1

Principal Amount		Value
	U.S. Treasury – 15.8%
$2,000,000	United States Treasury Notes, 0.375%, 8/31/2012	2,003,882
3,900,000	United States Treasury Notes, 0.750% - 4.500%, 11/30/2011	3,911,604
2,500,000	United States Treasury Notes, 0.750% - 4.750%, 5/31/2012	2,520,926
12,000,000	United States Treasury Notes, 0.875% - 4.625%, 2/29/2012	12,069,543
3,000,000	United States Treasury Notes, 0.875%, 1/31/2012	3,004,164
3,750,000	United States Treasury Notes, 1.000%, 12/31/2011	3,754,823
5,000,000	United States Treasury Notes, 1.000%, 3/31/2012	5,018,307
5,250,000	United States Treasury Notes, 1.000% - 4.500%, 4/30/2012	5,302,669
5,600,000	United States Treasury Notes, 1.375% - 4.875%, 2/15/2012	5,634,378
500,000	United States Treasury Notes, 1.375%, 3/15/2012	502,417
2,200,000	United States Treasury Notes, 1.750%, 11/15/2011	2,201,255
	TOTAL U.S. TREASURY	45,923,968
	TOTAL INVESTMENTS — 100.1% (AT AMORTIZED COST)[2]	290,458,968
	OTHER ASSETS AND LIABILITIES - NET — (0.1)%[3]	(294,079)
	TOTAL NET ASSETS — 100%	$290,164,889
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2011.

Investment Valuation

Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of October 31, 2011, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.

2

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Richard A. Novak_

Richard A. Novak, Principal Financial Officer

Date December 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 16, 2011

By /S/ Richard A. Novak

Richard A. Novak, Principal Financial Officer

Date December 16, 2011